UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jamie B. Ohl, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT Large Company Growth Portfolio Large Company Value Portfolio Small Company Growth Portfolio Small Company Value Portfolio Wilshire 5000 Indexsm Fund Wilshire Large Cap Core 130/30 Fund
December 31, 2010 www.wilfunds.com

Wilshire Mutual Funds, Inc.

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	2
Large Company Value Portfolio	6
Small Company Growth Portfolio	10
Small Company Value Portfolio	14
Wilshire 5000 IndexSM Fund	18
Wilshire Large Cap Core 130/30 Fund	24
Disclosure of Fund Expenses	28
Condensed Schedules of Investments:
Large Company Growth Portfolio	31
Large Company Value Portfolio	33
Small Company Growth Portfolio	35
Small Company Value Portfolio	37
Wilshire 5000 IndexSM Fund	39
Schedule of Investments:
Wilshire Large Cap Core 130/30 Fund	41
Schedule of Securities Sold Short:
Wilshire Large Cap Core 130/30 Fund	47
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	53
Statement of Cash Flows	57
Financial Highlights:
Large Company Growth Portfolio	58
Large Company Value Portfolio	60
Small Company Growth Portfolio	62
Small Company Value Portfolio	64
Wilshire 5000 IndexSM Fund	66
Wilshire Large Cap Core 130/30 Fund	70
Notes to Financial Statements	72
Report of Independent Registered Public Accounting Firm	82
Additional Fund Information	83
Tax Information	88
Board Approval of Subadvisory Agreements	90

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core 130/30 Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Dear Wilshire Mutual Funds Shareholder:

We are pleased to present the 2010 Annual Report to all shareholders of the Wilshire Mutual Funds, Inc. This report covers the twelve-month period (the “Period”) ended December 31, 2010, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core 130/30 Fund.

MARKET ENVIRONMENT

A greater than usual number of macro-economic events presented themselves in 2010, greatly influencing investors’ decisions. From the sovereign debt crisis in Greece and Ireland, the oil spill disaster in the Gulf of Mexico, inflation curbing rate hikes in China, the U.S. government’s additional quantitative easing (“QE2”), and more, 2010 can be best categorized by the constant macro uncertainties. This environment made strategic investment decision making a more difficult task than usual. The stock market was volatile for most of the year with investors shifting between “Risk-on” and “Risk-off” modes. Resolutions of macro events combined with positive news on economic fundamentals eventually convinced investors to drive markets higher in the last quarter of the year. As the year came to a close, both equity and fixed income investors cheered as U.S. stocks (as measured by the Wilshire 5000 IndexSM) and bonds (as measured by the Barclays Capital U.S. Aggregate Bond Index) advanced 17.2% and 6.2%, respectively.

With investors becoming more constructive on equities and risk assets in general, small capitalization stocks outperformed large cap counterparts. For the year, the Wilshire Small Cap Index returned 28.9%, handily outperforming the Wilshire Large Cap Index’s 15.8% return. For the second consecutive year, growth stocks outperformed value stocks. The best performing sectors were generally economically sensitive ones, including Consumer Discretionary, Materials, Industrials, and Energy. Fears of rising interest rates and loss of principal were on the minds of fixed income investors. In 2010, interest rates and inflation remained low — the yield on 10-year maturity U.S. Treasury actually declined from 3.85% at the beginning of the Period to 3.3% at the end of the year. While short-term rates are expected to be low in the coming year, investors should stay vigilant on managing interest rate volatility.

FUND PERFORMANCE OVERVIEW

As markets moved past the macro uncertainties, our Funds posted strong positive returns for the year. Led by the strong performance of the small company funds, all Funds were able to deliver another year of double digit returns for shareholders on the back of strong results from the previous year. Consistent with market observations, our small company funds outperformed large company funds and growth company funds outperformed value company funds.

For the moment, the current economic recovery seems to be broadening and investor confidence growing as a result. We are always mindful that markets can behave erratically and current trends shift swiftly. You can expect us to continue to work diligently to manage your investments and seek to generate returns commensurate with the Funds’ investment objectives.

As 2011 unfolds, we sincerely appreciate your continued support and confidence.

Sincerely,

Jamie B. Ohl
President

Large Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	19.10%
Five Years Ended 12/31/10	2.46%
Ten Years Ended 12/31/10	0.76%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	16.71%
Five Years Ended 12/31/10	3.75%
Ten Years Ended 12/31/10	0.02%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Large Company Growth
Portfolio, Investment Class Shares and the Russell 1000 Growth Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, there were no waivers.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	19.55%
Five Years Ended 12/31/10	2.83%
Ten Years Ended 12/31/10	1.10%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	16.71%
Five Years Ended 12/31/10	3.75%
Ten Years Ended 12/31/10	0.02%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Large Company Growth
Portfolio, Institutional Class Shares and the Russell 1000 Growth Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, there were no waivers.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Large Company Growth Portfolio, Institutional Class Shares (the “Fund”) returned 19.55% for the year ended December 31, 2010, outperforming the Fund’s benchmark (the Russell 1000 Growth Index) return of 16.71%. The Fund experienced strong positive contribution from stock selection in 8 out of 10 sectors. More specifically, the Fund exhibited positive stock selection in the Technology, Industrials, Energy, and Materials sectors. On the other hand, sector positioning was a drag on performance as an overweight position in Health Care and an underweight position in Industrials detracted value.

We are pleased with both the absolute return and relative return of the Fund in 2010. We are encouraged by the activities and recent performance of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. With the changes we have implemented in 2010, it is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

Large Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2010)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Large Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	13.40%
Five Years Ended 12/31/10	(0.22)%
Ten Years Ended 12/31/10	2.51%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	15.51%
Five Years Ended 12/31/10	1.28%
Ten Years Ended 12/31/10	3.26%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Large Company Value
Portfolio, Investment Class Shares and the Russell 1000 Value Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, there were no waivers.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	13.57%
Five Years Ended 12/31/10	(0.04)%
Ten Years Ended 12/31/10	2.74%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	15.51%
Five Years Ended 12/31/10	1.28%
Ten Years Ended 12/31/10	3.26%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Large Company Value
Portfolio, Institutional Class Shares and the Russell 1000 Value Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, there were no waivers.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Large Company Value Portfolio, Institutional Class Shares (the “Fund”) returned 13.57% for the year ended December 31, 2010, underperforming the Fund’s benchmark (the Russell 1000 Value Index) return of 15.51%. The Fund’s performance was hampered by negative stock selection in the Technology and Utilities sectors. On the other hand, an overweight position in the Consumer Discretionary sector and underweight positions in the Utilities and Consumer Staples sectors benefitted performance.

We are pleased with the absolute return of the Fund, yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

Large Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2010)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	26.19%
Five Years Ended 12/31/10	3.80%
Ten Years Ended 12/31/10	5.27%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	29.09%
Five Years Ended 12/31/10	5.30%
Ten Years Ended 12/31/10	3.78%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Small Company Growth
Portfolio, Investment Class Shares and the Russell 2000 Growth Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, fees totaling 0.73% of average net assets were waived for the Investment Class Shares.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	26.60%
Five Years Ended 12/31/10	4.05%
Ten Years Ended 12/31/10	5.51%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	29.09%
Five Years Ended 12/31/10	5.30%
Ten Years Ended 12/31/10	3.78%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Small Company Growth
Portfolio, Institutional Class Shares and the Russell 2000 Growth Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, fees totaling 0.72% of average net assets were waived for the Institutional Class Shares.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Small Company Growth Portfolio (the “Fund”), Institutional Class Shares, returned 26.60% for the year ended December 31, 2010, lagging the Fund’s benchmark (the Russell 2000 Growth Index) return of 29.09%. The Fund’s performance was hampered by negative stock selections in several sectors, namely Consumer Discretionary, Health Care and Materials. On the other hand, a modest overweight position in the Energy sector as well as an underweight position in the Health Care sector benefitted performance, and sector positioning on balance was positive for the year.

We are pleased with the absolute return of the Fund, yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

Small Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2010)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	23.60%
Five Years Ended 12/31/10	3.33%
Ten Years Ended 12/31/10	8.42%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	24.50%
Five Years Ended 12/31/10	3.52%
Ten Years Ended 12/31/10	8.42%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Small Company Value
Portfolio, Investment Class Shares and the Russell 2000 Value Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, fees totaling 0.37% of average net assets were waived in the Investment Class Shares.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	23.80%
Five Years Ended 12/31/10	3.68%
Ten Years Ended 12/31/10	8.75%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	24.50%
Five Years Ended 12/31/10	3.52%
Ten Years Ended 12/31/10	8.42%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Small Company Value
Portfolio, Institutional Class Shares and the Russell 2000 Value Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, fees totaling 0.38% of average net assets were waived in the Institutional Class Shares.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Small Company Value Portfolio (the “Fund”), Institutional Class Shares, returned 23.80% for the year ended December 31, 2010, slightly underperforming the Fund’s benchmark (the Russell 2000 Value Index) return of 24.50%. The Fund’s performance was hampered by negative stock selection in the Materials, Industrials and Health Care sectors. Conversely, the Fund experienced strong positive contribution from stock selection in other sectors including Technology and Energy. Additionally, an overweight position in the Materials sector was a positive factor in relative performance.

We are pleased with the absolute return of the Fund, yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

Small Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2010)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Wilshire 5000 Indexsm Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	16.44%
Five Years Ended 12/31/10	2.20%
Ten Years Ended 12/31/10	1.68%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/10	17.17%
Five Years Ended 12/31/10	2.90%
Ten Years Ended 12/31/10	2.50%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Investment Class Shares and the Wilshire 5000 IndexSM through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	16.71%
Five Years Ended 12/31/10	2.40%
Ten Years Ended 12/31/10	1.93%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/10	17.17%
Five Years Ended 12/31/10	2.90%
Ten Years Ended 12/31/10	2.50%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Institutional Class Shares and the Wilshire 5000 IndexSM through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

QUALIFIED CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	16.56%
Five Years Ended 12/31/10	2.14%
Ten Years Ended 12/31/10	1.61%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/10	17.17%
Five Years Ended 12/31/10	2.90%
Ten Years Ended 12/31/10	2.50%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Qualified Class Shares and the Wilshire 5000 IndexSM through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

HORACE MANN CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	16.39%
Five Years Ended 12/31/10	2.12%
Ten Years Ended 12/31/10	1.62%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/10	17.17%
Five Years Ended 12/31/10	2.90%
Ten Years Ended 12/31/10	2.50%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Horace Mann Class Shares and the Wilshire 5000 IndexSM through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Wilshire 5000 IndexSM Fund (the “Fund”), Institutional Class Shares, returned 16.71% for the year ended December 31, 2010, slightly trailing the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 17.17%. As the Fund is designed to closely track the performance of the Wilshire 5000 IndexSM, the performance of the Fund is within our expectations.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2010)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Large Cap Core 130/30 Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	11.47%
Inception (11/15/07) through 12/31/10	(5.93)%

S&P 500 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	15.06%
Inception (11/15/07) through 12/31/10	(2.46)%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire Large Cap
Core 130/30 Fund, Investment Class Shares and the S&P 500 Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, fees totaling 0.04% of average net assets were waived in the Investment Class Shares.

(1)
The S&P 500 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Wilshire Large Cap Core 130/30 Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/10	11.82%
Inception (11/15/07) through 12/31/10	(5.61)%

S&P 500 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/10	15.06%
Inception (11/15/07) through 12/31/10	(2.46)%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Wilshire Large Cap
Core 130/30 Fund, Institutional Class Shares and the S&P 500 Index through 12/31/10.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2010, fees totaling 0.02% of average net assets were waived in the Institutional Class Shares.

(1)
The S&P 500 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Wilshire Large Cap Core 130/30 Fund Commentary - (Continued)

Equity markets exhibited strong returns in 2010 as the markets and economy continued to recover from the financial crisis and subsequent recession witnessed in 2008. Although stocks endured substantial volatility in the first half of the year, a rally in the second half of the year pushed annual returns considerably higher. The S&P 500 Index returned 15.06% for the year. Growth stocks led the markets higher in 2010, continuing the trend from the previous year. The Russell 1000 Growth Index returned 16.71%, outpacing the Russell 1000 Value Index’s return of 15.51%. However, the differential was most notable among smaller-capitalization stocks with the Russell 2000 Growth Index and Russell 2000 Value Index returning 17.11% and 15.36%, respectively. Cyclical-oriented sectors such as Consumer Discretionary, Industrials and Materials advanced the most, each posting returns in excess of 20%. Small cap stocks also posted strong returns in 2010, as the Russell 2000 Index returned 26.85%, largely outperforming larger-cap stocks. The market rebound in 2010 has been generally characterized by investors fluctuating between “risk on” and “risk off” strategies as they processed mixed signals on the strength of global economies and the sustainability of corporate earnings.

The Wilshire Large Cap Core 130/30 Fund (the “Fund”), Institutional Class Shares, returned 11.82% for the year ended December 31, 2010, lagging the Fund’s benchmark (the S&P 500 Index) return of 15.06%. The Fund’s performance was hampered by negative stock selections in several sectors, namely the Technology, Energy, and Consumer Staples sectors. On the other hand, the Fund experienced strong positive contribution from stock selection in other sectors including Industrials and Materials.

We are pleased with the absolute return of the Fund, yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. With the changes we have implemented in 2010, it is our belief that the Fund is well positioned going into 2011 and should benefit as the market turns its focus away from macro-economic events and instead concentrates on the improving economy and corporate earnings.

Wilshire Large Cap Core 130/30 Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2010)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended December 31, 2010 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended December 31, 2010 (Unaudited)

	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expense Ratio(1)	Expenses Paid During Period 07/01/10-12/31/10(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,295.60	1.41%	$8.16
Institutional Class	$1,000.00	$1,298.20	1.04%	$6.02
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.10	1.41%	$7.17
Institutional Class	$1,000.00	$1,019.96	1.04%	$5.30

Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,221.00	1.38%	$7.73
Institutional Class	$1,000.00	$1,221.60	1.27%	$7.11
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.25	1.38%	$7.02
Institutional Class	$1,000.00	$1,018.80	1.27%	$6.46

Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,323.70	1.40%	$8.20
Institutional Class	$1,000.00	$1,324.60	1.19%	$6.97
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.15	1.40%	$7.12
Institutional Class	$1,000.00	$1,019.21	1.19%	$6.06

Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,263.50	1.50%	$8.56
Institutional Class	$1,000.00	$1,265.30	1.30%	$7.42
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.64	1.50%	$7.63
Institutional Class	$1,000.00	$1,018.65	1.30%	$6.61

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended December 31, 2010 (Unaudited)

	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Expense Ratio(1)	Expenses Paid During Period 07/01/10-12/31/10(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$1,000.00	$1,239.20	0.71%	$4.01
Institutional Class	$1,000.00	$1,240.80	0.46%	$2.60
Qualified Class	$1,000.00	$1,239.20	0.65%	$3.67
Horace Mann Class	$1,000.00	$1,238.80	0.68%	$3.84
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.63	0.71%	$3.62
Institutional Class	$1,000.00	$1,022.89	0.46%	$2.35
Qualified Class	$1,000.00	$1,021.93	0.65%	$3.31
Horace Mann Class	$1,000.00	$1,021.78	0.68%	$3.47

Wilshire Large Cap Core 130/30 Fund
Actual Fund Return
Investment Class	$1,000.00	$1,235.30	2.24%(3)	$12.62
Institutional Class	$1,000.00	$1,236.70	1.99%(3)	$11.22
Hypothetical 5% Return
Investment Class	$1,000.00	$1,013.91	2.24%(3)	$11.37
Institutional Class	$1,000.00	$1,015.17	1.99%(3)	$10.11

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

(3)	The annualized expense ratios include dividend expense, interest expense and rebates on securities sold short during the six-month period.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio December 31, 2010 Condensed Schedule of Investments

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.1%††
Consumer Discretionary — 17.7%
23,116	Amazon.com, Inc.†	2.1	$4,160,880
35,947	Apollo Group, Inc., Class A†	0.7	1,419,547
22,500	Dollar Tree, Inc.†	0.7	1,261,800
28,018	McDonald's Corp.	1.1	2,150,662
8,975	NetFlix, Inc.†	0.8	1,576,907
4,910	priceline.com, Inc.†	1.0	1,961,791
27,900	Starwood Hotels & Resorts Worldwide, Inc.	0.9	1,695,762
58,936	Target Corp.	1.8	3,543,822
483,237	Other Securities	8.6	16,459,933
			34,231,104
Consumer Staples — 7.7%
23,334	Coca-Cola Co. (The)	0.8	1,534,677
26,798	Costco Wholesale Corp.	1.0	1,935,084
16,504	Diageo PLC ADR	0.6	1,226,743
63,110	Philip Morris International, Inc.	1.9	3,693,828
141,189	Other Securities	3.4	6,593,434
			14,983,766
Energy — 10.2%
24,049	Anadarko Petroleum Corp.	0.9	1,831,572
25,500	Cameron International Corp.†	0.7	1,293,615
40,718	Exxon Mobil Corp.	1.5	2,977,300
13,100	Occidental Petroleum Corp.	0.7	1,285,110
87,206	Petrohawk Energy Corp.†	0.8	1,591,510
32,307	Schlumberger, Ltd.	1.4	2,697,635
98,595	Weatherford International, Ltd.†	1.2	2,247,966
143,025	Other Securities	3.0	5,789,138
			19,713,846
Financials — 4.9%
71,500	Charles Schwab Corp. (The)	0.6	1,223,365
7,299	Goldman Sachs Group, Inc. (The)	0.7	1,227,400
95,301	TD Ameritrade Holding Corp.	1.0	1,809,766
32,220	Visa, Inc., Class A	1.2	2,267,644
93,821	Other Securities	1.4	2,890,260
			9,418,435

Shares	Percentage of Net Assets (%)	Value
Health Care — 9.7%
26,200	Allergan, Inc.	0.9	$1,799,154
37,477	Celgene Corp.†	1.1	2,216,390
30,900	Express Scripts, Inc., Class A†	0.9	1,670,145
46,590	Gilead Sciences, Inc.†	0.9	1,688,421
31,696	WellPoint, Inc.†	0.9	1,802,235
222,983	Other Securities	5.0	9,548,711
			18,725,056
Industrials — 10.8%
35,400	Expeditors International of Washington, Inc.	1.0	1,932,840
25,695	General Dynamics Corp.	1.0	1,823,317
20,000	Union Pacific Corp.	1.0	1,853,200
310,231	Other Securities	7.8	15,402,911
			21,012,268
Information Technology — 32.4%
26,492	Acme Packet, Inc.†	0.7	1,408,315
35,518	Apple, Inc.†	5.9	11,456,686
13,363	Baidu, Inc. ADR†	0.7	1,289,930
29,400	Citrix Systems, Inc.†	1.0	2,011,254
32,600	Cognizant Technology Solutions Corp., Class A†	1.2	2,389,254
21,275	Cree, Inc.†	0.7	1,401,810
18,150	F5 Networks, Inc.†	1.2	2,362,404
8,510	Google, Inc., Class A†	2.6	5,054,685
81,330	Intel Corp.	0.9	1,710,370
23,753	International Business Machines Corp.	1.8	3,485,991
53,775	Juniper Networks, Inc.†	1.0	1,985,373
141,396	Marvell Technology Group, Ltd.†	1.3	2,622,896
163,544	Microsoft Corp.	2.4	4,566,148
113,646	Oracle Corp.	1.8	3,557,120
94,999	QUALCOMM, Inc.	2.4	4,701,500
76,477	Western Union Co. (The)	0.8	1,420,178
446,948	Other Securities	6.0	11,494,989
			62,918,903

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio December 31, 2010 Condensed Schedule of Investments - (Continued)

Shares	Percentage of Net Assets (%)	Value
Materials — 5.0%
12,997	Freeport-McMoRan Copper & Gold, Inc.	0.8	$1,560,810
8,350	Potash Corp. of Saskatchewan, Inc.	0.7	1,292,830
133,812	Other Securities	3.5	6,771,692
			9,625,332
Telecommunication Services — 0.7%
161,100	Qwest Communications International, Inc.	0.6	1,225,971
22,370	Other Securities	0.1	220,265
			1,446,236
Total Common Stock
(Cost $143,418,686)			192,074,946

Total Investments — 99.1%
(Cost $143,418,686)			192,074,946
Other Assets & Liabilities, Net — 0.9%			1,836,033

NET ASSETS — 100.0%			$193,910,979

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR	— American Depositary Receipt
PLC	— Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2010, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio December 31, 2010 Condensed Schedule of Investments

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 98.8%††
Consumer Discretionary — 10.9%
18,995	Comcast Corp. Special, Class A	1.2	$417,320
12,575	J.C. Penney Co., Inc.	1.2	406,298
7,700	Omnicom Group, Inc.	1.0	352,660
4,044	VF Corp.	1.0	348,512
52,742	Other Securities	6.5	2,282,029
			3,806,819
Consumer Staples — 2.8%
14,948	Tyson Foods, Inc., Class A	0.7	257,405
29,712	Other Securities	2.1	726,522
			983,927
Energy — 12.5%
7,050	BP PLC ADR	0.9	311,398
11,600	Chevron Corp.	3.0	1,058,500
8,336	ConocoPhillips	1.6	567,682
7,113	Devon Energy Corp.	1.6	558,442
7,898	Exxon Mobil Corp.	1.7	577,502
22,623	Other Securities	3.7	1,292,751
			4,366,275
Financials — 29.9%
10,313	ACE, Ltd.	1.8	641,984
18,496	Annaly Capital Management, Inc.	0.9	331,448
8,219	Assurant, Inc.	0.9	316,596
10,750	Axis Capital Holdings, Ltd.	1.1	385,710
19,950	Bank of America Corp.	0.7	266,133
9,303	Capital One Financial Corp.	1.2	395,936
197,574	Citigroup, Inc.†	2.7	934,525
28,800	Discover Financial Services	1.5	533,664
3,276	Everest Re Group, Ltd.	0.8	277,870
21,562	Fifth Third Bancorp	0.9	316,530
1,525	Goldman Sachs Group, Inc. (The)	0.7	256,444
28,168	JPMorgan Chase & Co.	3.4	1,194,887
8,654	PNC Financial Services Group, Inc.	1.5	525,471
6,250	Torchmark Corp.	1.1	373,375
22,575	UBS AG	1.1	371,810
10,800	Willis Group Holdings PLC	1.1	374,004
111,229	Other Securities	8.5	2,957,921
			10,454,308

Shares	Percentage of Net Assets (%)	Value
Health Care — 14.5%
4,675	Biogen Idec, Inc.†	0.9	$313,459
10,783	Bristol-Myers Squibb Co.	0.8	285,534
8,955	Cardinal Health, Inc.	1.0	343,066
11,121	Eli Lilly & Co.	1.1	389,680
13,559	Forest Laboratories, Inc.†	1.2	433,617
13,893	Johnson & Johnson	2.5	859,282
3,650	Laboratory Corp. of America Holdings†	0.9	320,908
16,877	UnitedHealth Group, Inc.	1.8	609,428
5,825	Zimmer Holdings, Inc.†	0.9	312,686
33,925	Other Securities	3.4	1,217,990
			5,085,650
Industrials — 7.3%
4,950	L-3 Communications Holdings, Inc.	1.0	348,925
26,325	Masco Corp.	1.0	333,275
10,373	Northrop Grumman Corp.	1.9	671,963
9,035	Oshkosh Corp.†	0.9	318,393
33,032	Other Securities	2.5	893,518
			2,566,074
Information Technology — 8.3%
12,450	CA, Inc.	0.9	304,278
11,300	Hewlett-Packard Co.	1.4	475,730
2,321	International Business Machines Corp.	1.0	340,630
11,075	Tyco Electronics, Ltd.	1.1	392,055
111,792	Other Securities	3.9	1,402,620
			2,915,313
Materials — 6.7%
5,339	Domtar Corp.	1.2	405,337
4,917	Freeport-McMoRan Copper & Gold, Inc.	1.7	590,483
4,475	PPG Industries, Inc.	1.1	376,213
3,350	Sherwin-Williams Co. (The)	0.8	280,562
22,595	Other Securities	1.9	686,983
			2,339,578
Telecommunication Services — 2.9%
25,004	AT&T, Inc.	2.1	734,617
19,900	Other Securities	0.8	275,387
			1,010,004

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio December 31, 2010 Condensed Schedule of Investments - (Continued)

Shares	Percentage of Net Assets (%)	Value
Utilities — 3.0%
8,050	Edison International	0.9	$310,730
17,977	Questar Corp.	0.9	312,979
16,198	Other Securities	1.2	411,410
			1,035,119
Total Common Stock
(Cost $28,791,570)			34,563,067

Total Investments — 98.8%
(Cost $28,791,570)			34,563,067
Other Assets & Liabilities, Net — 1.2%			428,722

NET ASSETS — 100.0%			$34,991,789

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR	— American Depositary Receipt
PLC	— Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2010, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio December 31, 2010 Condensed Schedule of Investments

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 98.4%††
Consumer Discretionary — 18.0%
1,565	America's Car-Mart, Inc.†	0.5	$42,380
1,000	Cracker Barrel Old Country Store, Inc.	0.7	54,770
1,000	Deckers Outdoor Corp.†	1.0	79,740
1,210	G-III Apparel Group, Ltd.†	0.6	42,531
1,075	Group 1 Automotive, Inc.	0.6	44,892
1,425	Sotheby's	0.8	64,125
1,586	Steven Madden, Ltd.†	0.9	66,168
1,200	Tenneco, Inc.†	0.7	49,392
3,370	Texas Roadhouse, Inc., Class A†	0.8	57,863
2,360	Wolverine World Wide, Inc.	1.0	75,237
35,105	Other Securities	10.4	807,848
			1,384,946
Consumer Staples — 1.6%
1,210	TreeHouse Foods, Inc.†	0.8	61,819
1,700	Other Securities	0.8	64,086
			125,905
Energy — 7.0%
2,482	Approach Resources, Inc.†	0.7	57,334
1,505	Rosetta Resources, Inc.†	0.7	56,648
1,365	Superior Energy Services, Inc.†	0.6	47,761
1,600	World Fuel Services Corp.	0.8	57,856
15,961	Other Securities	4.2	316,553
			536,152
Financials — 6.5%
2,310	Prosperity Bancshares, Inc.	1.2	90,737
3,390	Texas Capital Bancshares, Inc.†	0.9	72,105
16,184	Other Securities	4.4	340,862
			503,704
Health Care — 14.9%
1,250	Catalyst Health Solutions, Inc.†	0.8	58,112
1,485	Corvel Corp.†	0.9	71,800
1,210	HMS Holdings Corp.†	1.0	78,372
1,535	IPC The Hospitalist Co., Inc.†	0.8	59,880
1,120	Quality Systems, Inc.	1.0	78,198
1,000	Salix Pharmaceuticals, Ltd.†	0.6	46,960

Shares	Percentage of Net Assets (%)	Value
Health Care (continued)
2,635	SXC Health Solutions Corp.†	1.5	$112,936
30,231	Other Securities	8.3	639,169
			1,145,427
Industrials — 14.1%
1,400	BE Aerospace, Inc.†	0.7	51,842
2,070	EnerSys†	0.9	66,489
1,175	Nordson Corp.	1.4	107,959
780	Triumph Group, Inc.	0.9	69,740
2,900	UTi Worldwide, Inc.	0.8	61,480
865	Wabtec Corp.	0.6	45,750
28,790	Other Securities	8.8	679,212
			1,082,472
Information Technology — 29.3%
1,100	Acme Packet, Inc.†	0.8	58,476
2,225	Aruba Networks, Inc.†	0.6	46,458
950	Informatica Corp.†	0.5	41,829
840	MAXIMUS, Inc.	0.7	55,087
575	MicroStrategy, Inc., Class A†	0.6	49,145
3,310	MIPS Technologies, Inc., Class A†	0.6	50,180
3,122	Motricity, Inc.†	0.8	57,976
630	OpenTable, Inc.†	0.6	44,403
1,300	Pegasystems, Inc.	0.6	47,619
2,389	RightNow Technologies, Inc.†	0.7	56,547
2,300	Riverbed Technology, Inc.†	1.0	80,891
4,002	Sonic Solutions, Inc.†	0.8	60,030
2,473	Sourcefire, Inc.†	0.8	64,125
1,650	SuccessFactors, Inc.†	0.6	47,784
1,600	Synchronoss Technologies, Inc.†	0.6	42,736
1,100	Veeco Instruments, Inc.†	0.6	47,256
90,928	Other Securities	18.4	1,406,274
			2,256,816
Materials — 5.8%
1,920	Kraton Performance Polymers, Inc.†	0.8	59,424
2,350	TPC Group, Inc.†	0.9	71,252
1,650	WR Grace & Co.†	0.8	57,965
9,925	Other Securities	3.3	257,343
			445,984

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio December 31, 2010 Condensed Schedule of Investments - (Continued)

Shares	Percentage of Net Assets (%)	Value
Telecommunication Services — 1.2%
4,600	Alaska Communications Systems Group, Inc.	0.7	$51,060
3,650	Other Securities	0.5	42,638
			93,698
Total Common Stock
(Cost $5,503,404)			7,575,104

Total Investments — 98.4%
(Cost $5,503,404)			7,575,104
Other Assets & Liabilities, Net — 1.6%			125,194

NET ASSETS — 100.0%			$7,700,298

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2010, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio December 31, 2010 Condensed Schedule of Investments

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.3%††
Consumer Discretionary — 10.2%
5,650	Bob Evans Farms, Inc.	1.3	$186,224
6,000	California Pizza Kitchen, Inc.†	0.8	103,680
4,450	Dillard's, Inc., Class A	1.2	168,833
59,046	Other Securities	6.9	958,758
			1,417,495
Consumer Staples — 2.3%
6,200	Elizabeth Arden, Inc.†	1.0	142,662
20,000	Smart Balance, Inc.†	0.6	86,600
1,775	Other Securities	0.7	86,824
			316,086
Energy — 9.9%
2,000	Berry Petroleum Co., Class A	0.6	87,400
3,750	Carrizo Oil & Gas, Inc.†	0.9	129,338
3,800	Nordic American Tanker Shipping	0.7	98,876
3,200	Overseas Shipholding Group, Inc.	0.8	113,344
4,000	Ship Finance International, Ltd.	0.6	86,080
1,350	SM Energy Co.	0.6	79,556
3,350	Subsea 7 SA ADR	0.6	81,539
2,750	World Fuel Services Corp.	0.7	99,440
71,620	Other Securities	4.4	608,662
			1,384,235
Financials — 30.5%
10,350	American Capital, Ltd.†	0.6	78,246
16,820	American Equity Investment Life Holding Co.	1.5	211,091
2,300	Argo Group International Holdings, Ltd.	0.6	86,135
2,850	Aspen Insurance Holdings, Ltd.	0.6	81,567
8,150	Banco Latinoamericano de Comercio Exterior SA, Class E	1.1	150,449
5,857	Equity One, Inc.	0.8	106,480
20,600	First Commonwealth Financial Corp.	1.0	145,848
3,550	FirstMerit Corp.	0.5	70,254

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
5,700	Forestar Group, Inc.†	0.8	$110,010
3,415	LTC Properties, Inc.	0.7	95,893
5,610	MB Financial, Inc.	0.7	97,165
8,600	NewAlliance Bancshares, Inc.	0.9	128,828
1,900	StanCorp Financial Group, Inc.	0.6	85,766
10,050	Susquehanna Bancshares, Inc.	0.7	97,284
3,500	Texas Capital Bancshares, Inc.†	0.5	74,445
198,825	Other Securities	18.9	2,620,449
			4,239,910
Health Care — 3.0%
3,100	Emergent Biosolutions, Inc.†	0.5	72,726
17,396	Other Securities	2.5	342,069
			414,795
Industrials — 15.7%
17,000	Aircastle, Ltd.	1.3	177,650
6,500	Albany International Corp., Class A	1.1	153,985
3,650	Belden, Inc.	1.0	134,393
2,550	CIRCOR International, Inc.	0.8	107,814
11,850	Griffon Corp.†	1.1	150,969
5,100	Marten Transport, Ltd.	0.8	109,038
66,763	Other Securities	9.6	1,346,030
			2,179,879
Information Technology — 14.5%
19,750	Brocade Communications Systems, Inc.†	0.7	104,478
2,700	Coherent, Inc.†	0.9	121,878
5,500	Convergys Corp.†	0.5	72,435
13,500	Entegris, Inc.†	0.7	100,845
2,000	Mantech International Corp., Class A†	0.6	82,660
6,250	Methode Electronics, Inc.	0.6	81,062
5,486	Standard Microsystems Corp.†	1.2	158,161
10,990	United Online, Inc.	0.5	72,534
63,079	Other Securities	8.8	1,220,757
			2,014,810

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio December 31, 2010 Condensed Schedule of Investments - (Continued)

Shares	Percentage of Net Assets (%)	Value
Materials — 10.4%
4,200	Globe Specialty Metals, Inc.	0.5	$71,778
30,550	Northgate Minerals Corp.†	0.7	97,760
4,450	Olin Corp.	0.7	91,314
3,450	Temple-Inland, Inc.	0.5	73,278
8,200	Thompson Creek Metals Co., Inc.†	0.9	120,704
3,200	WR Grace & Co.†	0.8	112,416
46,468	Other Securities	6.3	880,880
			1,448,130
Telecommunication Services — 0.6%
6,820	Other Securities	0.6	85,310

Utilities — 2.2%
1,950	Unisource Energy Corp.	0.5	69,888
9,967	Other Securities	1.7	245,673
			315,561
Total Common Stock
(Cost $11,021,607)			13,816,211

Total Investments — 99.3%
(Cost $11,021,607)			13,816,211
Other Assets & Liabilities, Net — 0.7%			93,541

NET ASSETS — 100.0%			$13,909,752

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR — American Depositary Receipt

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2010, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund December 31, 2010 Condensed Schedule of Investments

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.5%
Consumer Discretionary — 11.1%
4,250	Amazon.com, Inc.†	0.5	$765,000
34,785	Ford Motor Co.†	0.4	584,040
18,650	Home Depot, Inc. (The)	0.4	653,869
11,800	McDonald's Corp.	0.6	905,768
21,518	Walt Disney Co. (The)	0.5	807,140
519,273	Other Securities	8.7	14,048,330
			17,764,147
Consumer Staples — 9.5%
24,575	Altria Group, Inc.	0.4	605,037
24,820	Coca-Cola Co. (The)	1.0	1,632,411
16,042	CVS Caremark Corp.	0.4	557,780
19,371	Kraft Foods, Inc., Class A	0.4	610,380
18,840	PepsiCo, Inc.	0.8	1,230,817
20,125	Philip Morris International, Inc.	0.7	1,177,916
33,552	Procter & Gamble Co. (The)	1.3	2,158,400
23,895	Wal-Mart Stores, Inc.	0.8	1,288,657
171,440	Other Securities	3.7	6,056,212
			15,317,610
Energy — 11.5%
4,606	Apache Corp.	0.4	549,173
23,799	Chevron Corp.	1.4	2,171,659
17,501	ConocoPhillips	0.8	1,191,818
60,169	Exxon Mobil Corp.	2.8	4,399,557
9,610	Occidental Petroleum Corp.	0.6	942,741
16,229	Schlumberger, Ltd.	0.9	1,355,121
256,342	Other Securities	4.6	7,785,567
			18,395,636
Financials — 16.4%
118,448	Bank of America Corp.	1.0	1,580,096
20,100	Berkshire Hathaway, Inc., Class B†	1.0	1,610,211
249,750	Citigroup, Inc.†	0.7	1,181,317
6,120	Goldman Sachs Group, Inc. (The)	0.7	1,029,139
46,859	JPMorgan Chase & Co.	1.2	1,987,759
22,609	U.S. Bancorp	0.4	609,765
58,123	Wells Fargo & Co.	1.1	1,801,232
686,874	Other Securities	10.3	16,547,744
			26,347,263

Shares	Percentage of Net Assets (%)	Value
Health Care — 11.0%
18,200	Abbott Laboratories	0.6	$871,962
11,302	Amgen, Inc.†	0.4	620,480
32,585	Johnson & Johnson	1.3	2,015,382
32,655	Merck & Co., Inc.	0.7	1,176,886
94,904	Pfizer, Inc.	1.0	1,661,769
362,953	Other Securities	7.0	11,312,211
			17,658,690
Industrials — 11.0%
7,900	3M Co.	0.4	681,770
6,500	Caterpillar, Inc.	0.4	608,790
126,246	General Electric Co.	1.5	2,309,039
8,600	United Parcel Service, Inc., Class B	0.4	624,188
9,544	United Technologies Corp.	0.5	751,304
339,382	Other Securities	7.8	12,659,032
			17,634,123
Information Technology — 18.2%
10,800	Apple, Inc.†	2.2	3,483,648
67,423	Cisco Systems, Inc.†	0.9	1,363,967
22,779	EMC Corp.†	0.3	521,639
2,750	Google, Inc., Class A†	1.0	1,633,417
27,177	Hewlett-Packard Co.	0.7	1,144,152
65,766	Intel Corp.	0.9	1,383,059
14,170	International Business Machines Corp.	1.3	2,079,589
95,040	Microsoft Corp.	1.7	2,653,517
42,730	Oracle Corp.	0.8	1,337,449
18,925	QUALCOMM, Inc.	0.6	936,598
603,483	Other Securities	7.8	12,665,798
			29,202,833
Materials — 4.4%
10,750	EI du Pont de Nemours & Co.	0.3	536,210
5,601	Freeport-McMoRan Copper & Gold, Inc.	0.4	672,624
167,344	Other Securities	3.7	5,850,637
			7,059,471
Telecommunication Services — 3.0%
69,824	AT&T, Inc.	1.3	2,051,429
33,359	Verizon Communications, Inc.	0.7	1,193,585
135,168	Other Securities	1.0	1,511,553
			4,756,567

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund December 31, 2010 Condensed Schedule of Investments - (Continued)

Shares	Percentage of Net Assets (%)	Value
Utilities — 3.4%
184,943	Other Securities	3.4	$5,478,212

Total Common Stock
(Cost $98,417,344)			159,614,552

WARRANTS — 0.0%
373	Other Securities (Cost $0)		3,202

PRIVATE COMPANY — 0.0%
82	Other Securities (Cost $0)		—

RIGHTS — 0.0%
3,218	Other Securities (Cost $900)		834

Total Investments — 99.5%
(Cost $98,418,244)			159,618,588
Other Assets & Liabilities, Net — 0.5%			733,191

NET ASSETS — 100.0%			$160,351,779

† Non-income producing security.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2010 all of the Fund’s investments were considered Level 1, except for Atherogenics, Inc., BearingPoint, Inc., Building Material Holding Corp., Idearc, Inc., Internet Media Services, Inc., Journal Register Co., Lear Corp., Noble International, Ltd., SIRVA, Inc. and Biofuel Energy Rights, which are Level 3. The value of Atherogenics, Inc., BearingPoint, Inc., Building Material Holding Corp., Idearc, Inc., Internet Media Services, Inc., Journal Register Co., Lear Corp., Noble International, Ltd. and SIRVA, Inc. at January 1, 2010 was zero, and the value has remained zero throughout the year ended December 31, 2010.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of January 1, 2010	$6
Accrued discounts/premiums	—
Realized gain/(loss)	(3,252)
Change in unrealized appreciation/(depreciation)	3,246
Net purchases/sales	—
Net transfer in/or out of Level 3	760
Ending balance as of December 31, 2010	$760

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund December 31, 2010 Schedule of Investments

Shares	Value
COMMON STOCK — 126.3%
Consumer Discretionary — 14.9%
2,350	Advance Auto Parts, Inc.	$155,453
1,500	Amazon.com, Inc. †	270,000
12,850	Apollo Group, Inc., Class A †(a)	507,447
17,470	Best Buy Co., Inc. (a)	599,046
22,900	Carnival Corp. (a)	1,055,919
9,800	CBS Corp., Class B (a)	186,690
16,760	China Automotive Systems, Inc. †	227,936
11,970	Coach, Inc. (a)	662,061
65,500	Comcast Corp. Special, Class A (a)	1,439,035
1,950	Darden Restaurants, Inc. (a)	90,558
1,200	DeVry, Inc. (a)	57,576
5,200	Dick's Sporting Goods, Inc. †	195,000
8,850	DISH Network Corp., Class A †	173,991
3,850	Dollar Tree, Inc. †(a)	215,908
17,670	Expedia, Inc. (a)	443,340
22,980	Express, Inc.	432,024
3,400	Family Dollar Stores, Inc. (a)	169,014
9,050	Foot Locker, Inc.	177,561
74,430	Ford Motor Co. †(a)	1,249,679
12,600	Fortune Brands, Inc. (a)	759,150
33,500	GameStop Corp., Class A †(a)	766,480
11,400	Gannett Co., Inc. (a)	172,026
7,400	Gap, Inc. (The) (a)	163,836
37,130	General Motors Co. †	1,368,612
2,900	Genuine Parts Co.	148,886
40,740	H&R Block, Inc. (a)	485,213
2,650	Harman International Industries, Inc. †(a)	122,695
20,180	hhgregg, Inc. †	422,771
40,250	Home Depot, Inc. (The) (a)	1,411,165
52,230	International Game Technology (a)	923,949
54,320	Interpublic Group of Cos., Inc. (The) †(a)	576,878
25,250	Johnson Controls, Inc. (a)	964,550
1,850	Lear Corp. †	182,613
14,250	Leggett & Platt, Inc.	324,330
13,040	Lennar Corp., Class A (a)	244,500
4,800	Liberty Global, Inc., Class A †	169,824
39,850	Lowe's Cos., Inc. (a)	999,438
8,350	Ltd. Brands, Inc. (a)	256,595
25,080	Macy's, Inc. (a)	634,524
6,800	Mattel, Inc. (a)	172,924

Shares	Value
Consumer Discretionary (continued)
3,600	McDonald's Corp. (a)	$276,336
4,100	McGraw-Hill Cos., Inc. (The) (a)	149,281
38,970	MGM Resorts International †(a)	578,705
9,950	Newell Rubbermaid, Inc. (a)	180,891
18,800	News Corp., Class A (a)	273,728
12,340	NIKE, Inc., Class B (a)	1,054,083
2,850	Omnicom Group, Inc. (a)	130,530
2,900	O'Reilly Automotive, Inc. †	175,218
5,000	PetSmart, Inc. (a)	199,100
1,850	Polo Ralph Lauren Corp., Class A	205,202
650	priceline.com, Inc. †(a)	259,708
2,150	Ross Stores, Inc. (a)	135,988
4,200	Stanley Black & Decker, Inc. (a)	280,854
26,260	Staples, Inc. (a)	597,940
8,350	Starbucks Corp. (a)	268,285
8,690	Starwood Hotels & Resorts Worldwide, Inc.	528,178
3,300	Target Corp. (a)	198,429
35,100	Time Warner, Inc. (a)	1,129,167
9,780	Toll Brothers, Inc. †(a)	185,820
41,710	Viacom, Inc., Class B	1,652,133
12,750	Walt Disney Co. (The) (a)	478,253
1,800	Whirlpool Corp. (a)	159,894
5,300	Williams-Sonoma, Inc.	189,157
7,150	Wyndham Worldwide Corp. (a)	214,214
		29,080,291
Consumer Staples — 12.6%
13,000	Altria Group, Inc. (a)	320,060
5,600	Archer-Daniels-Midland Co.	168,448
46,650	Avon Products, Inc. (a)	1,355,649
14,800	Coca-Cola Co. (The) (a)	973,396
2,050	Colgate-Palmolive Co. (a)	164,759
66,490	ConAgra Foods, Inc. (a)	1,501,344
5,800	Constellation Brands, Inc., Class A †(a)	128,470
2,150	Costco Wholesale Corp. (a)	155,252
66,100	CVS Caremark Corp. (a)	2,298,297
35,030	Dr. Pepper Snapple Group, Inc. (a)	1,231,655
2,400	Estee Lauder Cos., Inc. (The), Class A	193,680
6,400	General Mills, Inc. (a)	227,776
4,150	Hansen Natural Corp. †(a)	216,962
3,150	Hershey Co. (The) (a)	148,523
5,100	Hormel Foods Corp. (a)	261,426

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund December 31, 2010 Schedule of Investments - (Continued)

Shares	Value
Consumer Staples (continued)
2,900	JM Smucker Co. (The) (a)	$190,385
12,900	Kellogg Co. (a)	658,932
11,600	Kraft Foods, Inc., Class A (a)	365,516
124,820	Kroger Co. (The) (a)	2,790,975
4,500	Lorillard, Inc. (a)	369,270
2,900	Molson Coors Brewing Co., Class B (a)	145,551
29,650	PepsiCo, Inc. (a)	1,937,034
12,300	Philip Morris International, Inc. (a)	719,919
88,840	Procter & Gamble Co. (The) (a)	5,715,077
4,850	Reynolds American, Inc. (a)	158,207
7,750	Safeway, Inc. (a)	174,297
8,500	SUPERVALU, Inc.	81,855
12,900	Tyson Foods, Inc., Class A (a)	222,138
17,800	Unilever NV, NY Shares (a)	558,920
3,750	Universal Corp. (a)	152,625
5,550	Walgreen Co. (a)	216,228
9,450	Wal-Mart Stores, Inc. (a)	509,638
6,850	Whole Foods Market, Inc.	346,542
		24,658,806
Energy — 14.2%
2,450	Apache Corp. (a)	292,114
18,100	Baker Hughes, Inc. (a)	1,034,777
13,000	BP PLC ADR (a)	574,210
13,620	Cameron International Corp. †(a)	690,943
4,300	Chesapeake Energy Corp. (a)	111,413
12,400	Chevron Corp. (a)	1,131,500
2,550	Cimarex Energy Co. (a)	225,751
12,700	ConocoPhillips (a)	864,870
3,560	Devon Energy Corp. (a)	279,496
9,000	Ensco PLC ADR (a)	480,420
76,140	Exxon Mobil Corp. (a)	5,567,357
26,490	Forest Oil Corp. †(a)	1,005,825
26,760	Halliburton Co. (a)	1,092,611
2,850	Helmerich & Payne, Inc. (a)	138,168
18,730	Hess Corp. (a)	1,433,594
3,450	Holly Corp.	140,656
29,020	Marathon Oil Corp. (a)	1,074,611
6,900	McDermott International, Inc. †	142,761
4,750	Nabors Industries, Ltd. †	111,435
17,320	National Oilwell Varco, Inc. (a)	1,164,770
10,360	Newfield Exploration Co. †(a)	747,060
27,400	Nexen, Inc. (a)	627,460
27,900	Noble Corp. (a)	997,983

Shares	Value
Energy (continued)
11,260	Occidental Petroleum Corp. (a)	$1,104,606
3,150	Oil States International, Inc. †(a)	201,883
8,850	Patterson-UTI Energy, Inc. (a)	190,717
10,550	Peabody Energy Corp. (a)	674,989
9,200	Petroleo Brasileiro SA ADR (a)	348,128
17,690	Pride International, Inc. †(a)	583,770
4,450	Rowan Cos., Inc. †(a)	155,350
15,050	Schlumberger, Ltd. (a)	1,256,675
1,650	SEACOR Holdings, Inc.	166,799
3,350	SM Energy Co.	197,415
10,120	Southwestern Energy Co. †(a)	378,792
5,920	Transocean, Ltd. †(a)	411,499
19,100	Ultra Petroleum Corp. †(a)	912,407
4,450	Unit Corp. †	206,836
7,050	Valero Energy Corp. (a)	162,996
23,430	Weatherford International, Ltd. †	534,204
2,250	Whiting Petroleum Corp. †(a)	263,677
		27,680,528
Financials — 20.1%
12,120	ACE, Ltd.	754,470
81,000	Aegon NV, NY Shares (a)	496,530
22,950	Aflac, Inc. (a)	1,295,069
3,650	Allstate Corp. (The) (a)	116,362
5,350	American Express Co. (a)	229,622
3,550	Ameriprise Financial, Inc. (a)	204,303
2,550	Assurant, Inc. (a)	98,226
11,400	BancorpSouth, Inc.	181,830
58,800	Bank of America Corp. (a)	784,392
32,800	Bank of New York Mellon Corp. (The) (a)	990,560
10,550	Berkshire Hathaway, Inc., Class B †(a)	845,160
5,850	Capital One Financial Corp. (a)	248,976
54,470	CB Richard Ellis Group, Inc., Class A †(a)	1,115,546
48,880	Charles Schwab Corp. (The) (a)	836,337
2,750	Chubb Corp. (a)	164,010
564,570	Citigroup, Inc. †(a)	2,670,416
4,230	CME Group, Inc., Class A	1,361,003
6,600	CNA Financial Corp. †(a)	178,530
7,350	Discover Financial Services (a)	136,196
4,250	Equity Residential (a)	220,788
3,650	Erie Indemnity Co., Class A (a)	238,965
1,650	Essex Property Trust, Inc. (a)	188,463

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund December 31, 2010 Schedule of Investments - (Continued)

Shares	Value
Financials (continued)
9,750	Fifth Third Bancorp (a)	$143,130
26,600	First Horizon National Corp. †	313,348
8,300	Goldman Sachs Group, Inc. (The) (a)	1,395,728
20,570	Interactive Brokers Group, Inc., Class A (a)	366,557
4,750	International Bancshares Corp. (a)	95,142
24,500	Invesco, Ltd. (a)	589,470
103,100	JPMorgan Chase & Co. (a)	4,373,502
4,650	Legg Mason, Inc.	168,655
33,880	Lincoln National Corp. (a)	942,203
4,300	Loews Corp. (a)	167,313
1,550	M&T Bank Corp.	134,928
22,900	MetLife, Inc.	1,017,676
102,790	MF Global Holdings, Ltd. †(a)	859,324
66,950	Morgan Stanley (a)	1,821,710
17,350	NASDAQ OMX Group, Inc. (The) †(a)	411,368
13,100	Platinum Underwriters Holdings, Ltd. (a)	589,107
4,400	PNC Financial Services Group, Inc. (a)	267,168
26,550	Principal Financial Group, Inc. (a)	864,468
11,650	ProLogis	168,226
3,900	Prudential Financial, Inc. (a)	228,969
6,460	Public Storage (a)	655,173
66,650	Regions Financial Corp. (a)	466,550
2,700	Reinsurance Group of America, Inc., Class A (a)	145,017
2,200	RenaissanceRe Holdings, Ltd. (a)	140,118
2,450	SL Green Realty Corp.	165,399
4,050	State Street Corp. (a)	187,677
29,990	SunTrust Banks, Inc.	885,005
55,800	TD Ameritrade Holding Corp. (a)	1,059,642
6,380	TradeStation Group, Inc. †(a)	43,065
6,800	Travelers Cos., Inc. (The) (a)	378,828
42,500	U.S. Bancorp (a)	1,146,225
10,550	Unum Group (a)	255,521
25,800	Visa, Inc., Class A (a)	1,815,804
16,560	Waddell & Reed Financial, Inc., Class A	584,402
83,700	Wells Fargo & Co. (a)	2,593,863
590	Wesco Financial Corp. (a)	217,362
450	White Mountains Insurance Group, Ltd.	151,020
4,600	XL Group PLC, Class A (a)	100,372
		39,264,789

Shares	Value
Health Care — 14.6%
7,350	Abbott Laboratories (a)	$352,139
3,600	Aetna, Inc. (a)	109,836
3,600	Alexion Pharmaceuticals, Inc. †	289,980
19,000	Allergan, Inc. (a)	1,304,730
48,800	Amarin Corp. PLC ADR †(a)	400,648
8,800	AmerisourceBergen Corp., Class A (a)	300,256
14,600	Amgen, Inc. †(a)	801,540
9,000	Amylin Pharmaceuticals, Inc. †(a)	132,390
15,050	Baxter International, Inc. (a)	761,831
2,350	Becton Dickinson and Co. (a)	198,622
15,020	Biogen Idec, Inc. †(a)	1,007,091
111,570	Boston Scientific Corp. †(a)	844,585
2,800	C.R. Bard, Inc. (a)	256,956
4,300	Cardinal Health, Inc. (a)	164,733
3,800	Celgene Corp. †	224,732
9,380	Cephalon, Inc. †(a)	578,934
2,350	Cerner Corp. †(a)	222,639
4,750	CIGNA Corp. (a)	174,135
4,050	Cooper Cos., Inc. (The)	228,177
9,850	Coventry Health Care, Inc. †(a)	260,040
25,400	Covidien PLC (a)	1,159,764
2,730	DaVita, Inc. †(a)	189,708
7,900	Eli Lilly & Co. (a)	276,816
5,200	Endo Pharmaceuticals Holdings, Inc. †(a)	185,692
7,640	Express Scripts, Inc., Class A †(a)	412,942
9,150	Forest Laboratories, Inc. †(a)	292,617
7,870	Genzyme Corp. †(a)	560,344
20,430	Gilead Sciences, Inc. †(a)	740,383
8,000	Health Net, Inc. †(a)	218,320
5,900	Hill-Rom Holdings, Inc. (a)	232,283
14,870	Hologic, Inc. †(a)	279,853
3,200	Humana, Inc. †(a)	175,168
35,810	Johnson & Johnson (a)	2,214,848
9,350	Kindred Healthcare, Inc. †(a)	171,759
3,750	Kinetic Concepts, Inc. †(a)	157,050
2,450	McKesson Corp. (a)	172,431
27,000	Medtronic, Inc. (a)	1,001,430
70,710	Merck & Co., Inc. (a)	2,548,388
11,290	Omnicare, Inc.	286,653
6,620	Onyx Pharmaceuticals, Inc. †	244,079
2,950	Perrigo Co. (a)	186,824
149,910	Pfizer, Inc. (a)	2,624,924
2,750	St. Jude Medical, Inc. †(a)	117,563

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund December 31, 2010 Schedule of Investments - (Continued)

Shares	Value
Health Care (continued)
3,000	Stryker Corp. (a)	$161,100
4,550	SXC Health Solutions Corp. †	195,013
16,760	Theravance, Inc. †	420,173
11,760	Thermo Fisher Scientific, Inc. † (a)	651,034
2,950	United Therapeutics Corp. †	186,499
58,900	UnitedHealth Group, Inc. (a)	2,126,879
13,800	Valeant Pharmaceuticals International, Inc. (a)	390,402
1,750	Varian Medical Systems, Inc. †(a)	121,240
4,950	Watson Pharmaceuticals, Inc. †(a)	255,668
5,400	WellCare Health Plans, Inc. †(a)	163,188
3,900	WellPoint, Inc. †(a)	221,754
8,200	Zimmer Holdings, Inc. †(a)	440,176
		28,396,959
Industrials — 14.3%
2,900	3M Co. (a)	250,270
5,910	AGCO Corp. †(a)	299,401
17,390	BE Aerospace, Inc. †	643,952
3,150	Carlisle Cos., Inc. (a)	125,181
14,320	Caterpillar, Inc. (a)	1,341,211
18,600	CNH Global NV (a)	887,964
11,570	CSX Corp. (a)	747,538
14,520	Cummins, Inc. (a)	1,597,345
4,000	Danaher Corp. (a)	188,680
12,020	Deere & Co. (a)	998,261
11,900	Delta Air Lines, Inc. †(a)	149,940
5,900	Deluxe Corp. (a)	135,818
3,150	Donaldson Co., Inc.	183,582
13,400	Dover Corp. (a)	783,230
1,950	Eaton Corp. (a)	197,944
3,600	Emerson Electric Co. (a)	205,812
3,650	Expeditors International of Washington, Inc. (a)	199,290
12,850	FedEx Corp. (a)	1,195,178
10,460	Fluor Corp.	693,080
11,100	Foster Wheeler AG †	383,172
2,850	Gardner Denver, Inc. (a)	196,137
4,900	General Cable Corp. †(a)	171,941
18,850	General Dynamics Corp. (a)	1,337,596
69,530	General Electric Co. (a)	1,271,704
6,500	Honeywell International, Inc.	345,540
24,100	Illinois Tool Works, Inc.	1,286,940
6,150	ITT Corp. (a)	320,476
7,640	Joy Global, Inc. (a)	662,770

Shares	Value
Industrials (continued)
16,450	Kennametal, Inc. (a)	$649,117
1,550	L-3 Communications Holdings, Inc. (a)	109,260
2,750	Nordson Corp. (a)	252,670
3,350	Norfolk Southern Corp. (a)	210,447
1,800	Northrop Grumman Corp. (a)	116,604
6,600	Oshkosh Corp. †(a)	232,584
14,450	PACCAR, Inc. (a)	829,719
9,300	Pall Corp. (a)	461,094
2,150	Parker Hannifin Corp. (a)	185,545
13,600	Raytheon Co. (a)	630,224
13,060	Rockwell Automation, Inc. (a)	936,533
19,400	Ryder System, Inc. (a)	1,021,216
8,600	Snap-On, Inc. (a)	486,588
46,550	Southwest Airlines Co. (a)	604,219
2,950	SPX Corp.	210,896
30,480	Swift Transporation Co., Class A †	381,305
26,030	Terex Corp. †(a)	807,971
6,000	Textron, Inc.	141,840
3,550	Towers Watson & Co., Class A (a)	184,813
5,500	Trinity Industries, Inc. (a)	146,355
8,800	Union Pacific Corp. (a)	815,408
6,350	United Parcel Service, Inc., Class B (a)	460,883
9,910	United Technologies Corp. (a)	780,115
3,350	URS Corp. †(a)	139,393
8,950	Werner Enterprises, Inc. (a)	202,270
1,150	WW Grainger, Inc. (a)	158,826
		27,955,848
Information Technology — 22.3%
36,200	Adobe Systems, Inc. †	1,114,236
3,850	Akamai Technologies, Inc. †	181,143
4,650	Altera Corp. (a)	165,447
5,600	Analog Devices, Inc. (a)	210,952
7,800	AOL, Inc. †	184,938
20,920	Apple, Inc. †(a)	6,747,955
55,600	Applied Materials, Inc. (a)	781,180
27,270	Ariba, Inc. †	640,572
23,900	Autodesk, Inc. †(a)	912,980
3,500	Automatic Data Processing, Inc. (a)	161,980
12,600	AVX Corp. (a)	194,418
7,650	Blue Coat Systems, Inc. †(a)	228,505
5,320	BMC Software, Inc. †(a)	250,785
22,310	Broadcom Corp., Class A (a)	971,600
7,450	CA, Inc. (a)	182,078

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund December 31, 2010 Schedule of Investments - (Continued)

Shares	Value
Information Technology (continued)
99,720	Cisco Systems, Inc. †(a)	$2,017,336
3,700	Cognizant Technology Solutions Corp., Class A †(a)	271,173
2,350	Computer Sciences Corp. (a)	116,560
15,500	Compuware Corp. †(a)	180,885
67,750	Dell, Inc. †(a)	918,013
26,260	DemandTec, Inc. †	284,658
4,050	DST Systems, Inc. (a)	179,617
8,050	eBay, Inc. †(a)	224,031
11,750	Electronic Arts, Inc. †	192,465
53,030	EMC Corp. †(a)	1,214,387
36,660	Emulex Corp. †(a)	427,456
1,600	Factset Research Systems, Inc. (a)	150,016
5,830	Google, Inc., Class A †(a)	3,462,845
1,850	Harris Corp. (a)	83,805
38,900	Hewlett-Packard Co. (a)	1,637,690
7,000	IAC/InterActive Corp. †(a)	200,900
20,200	Integrated Device Technology, Inc. †(a)	134,532
69,830	Intel Corp. (a)	1,468,525
5,450	International Business Machines Corp. (a)	799,842
31,200	Intersil Corp., Class A (a)	476,424
8,350	Jabil Circuit, Inc. (a)	167,751
8,450	JDS Uniphase Corp. †	122,356
3,900	Lexmark International, Inc., Class A †(a)	135,798
23,300	LSI Corp. †(a)	139,567
56,600	Marvell Technology Group, Ltd. †(a)	1,049,930
800	Mastercard, Inc., Class A (a)	179,288
9,550	Micron Technology, Inc. †(a)	76,591
108,790	Microsoft Corp. (a)	3,037,417
6,350	Molex, Inc. (a)	144,272
10,350	Motorola Solutions, Inc. †	93,874
36,800	National Semiconductor Corp. (a)	506,368
11,050	NCR Corp. †(a)	169,838
8,750	NeuStar, Inc., Class A †	227,938
4,200	Novellus Systems, Inc. †(a)	135,744
58,890	Oracle Corp. (a)	1,843,257
10,850	QLogic Corp. †(a)	184,667
56,480	QUALCOMM, Inc. (a)	2,795,195
3,250	SanDisk Corp. †(a)	162,045
44,350	Seagate Technology PLC †(a)	666,581
27,430	SolarWinds, Inc. †(a)	528,028
54,600	Symantec Corp. †(a)	914,004

Shares	Value
Information Technology (continued)
4,150	Tech Data Corp. †(a)	$182,683
10,000	Tellabs, Inc. (a)	67,800
3,850	Teradata Corp. †(a)	158,466
10,450	Texas Instruments, Inc. (a)	339,625
11,700	Vishay Intertechnology, Inc. †(a)	171,756
13,400	VistaPrint NV †	616,400
3,550	WebMD Health Corp., Class A †(a)	181,263
26,420	Western Digital Corp. †(a)	895,638
15,050	Xerox Corp. (a)	173,376
8,450	Yahoo!, Inc. †(a)	140,524
		43,577,969
Materials — 5.0%
2,900	Air Products & Chemicals, Inc. (a)	263,755
7,000	Alcoa, Inc. (a)	107,730
3,250	Aptargroup, Inc. (a)	154,603
25,350	Celanese Corp., Series A (a)	1,043,660
4,760	CF Industries Holdings, Inc. (a)	643,314
2,900	Cliffs Natural Resources, Inc. (a)	226,229
42,530	Dow Chemical Co. (The) (a)	1,451,974
7,000	EI du Pont de Nemours & Co. (a)	349,160
2,450	FMC Corp.	195,730
8,440	Freeport-McMoRan Copper & Gold, Inc. (a)	1,013,560
7,700	Goldcorp, Inc. (a)	354,046
3,450	Greif, Inc., Class A (a)	213,555
3,050	International Flavors & Fragrances, Inc. (a)	169,550
8,400	International Paper Co. (a)	228,816
7,700	Monsanto Co. (a)	536,228
3,400	Newmont Mining Corp. (a)	208,862
3,650	Nucor Corp.	159,943
1,550	PPG Industries, Inc. (a)	130,308
5,120	Praxair, Inc. (a)	488,806
3,850	Reliance Steel & Aluminum Co. (a)	196,735
3,050	Scotts Miracle-Gro Co. (The), Class A	154,849
3,600	Sealed Air Corp. (a)	91,620
2,050	Sherwin-Williams Co. (The) (a)	171,688
4,150	Sonoco Products Co. (a)	139,730
35,100	Steel Dynamics, Inc.	642,330
1,260	Walter Energy, Inc. (a)	161,078
11,700	Weyerhaeuser Co.	221,481
		9,719,340

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund December 31, 2010 Schedule of Investments - (Continued)

Shares	Value
Telecommunication Services — 3.5%
11,030	American Tower Corp., Class A †(a)	$569,589
95,830	AT&T, Inc. (a)	2,815,485
6,000	CenturyLink, Inc. (a)	277,020
15,250	MetroPCS Communications, Inc. †(a)	192,608
19,700	NII Holdings, Inc. †(a)	879,802
164,780	Qwest Communications International, Inc. (a)	1,253,976
4,950	Telephone & Data Systems, Inc.	180,922
20,150	Verizon Communications, Inc. (a)	720,967
		6,890,369
Utilities — 4.8%
49,980	AES Corp. (The) †(a)	608,756
71,100	American Electric Power Co., Inc. (a)	2,558,178
4,350	American Water Works Co., Inc. (a)	110,012
8,600	CMS Energy Corp. (a)	159,960
2,350	Consolidated Edison, Inc. (a)	116,490
3,600	Constellation Energy Group, Inc. (a)	110,268
2,250	Dominion Resources, Inc. (a)	96,120
3,400	DTE Energy Co.	154,088
18,950	Duke Energy Corp. (a)	337,500
18,250	Edison International (a)	704,450
5,550	Exelon Corp. (a)	231,102
21,150	FirstEnergy Corp. (a)	782,973
6,500	IDACORP, Inc. (a)	240,370
3,650	Integrys Energy Group, Inc. (a)	177,062
20,100	MDU Resources Group, Inc. (a)	407,427
2,000	NextEra Energy, Inc. (a)	103,980
3,750	Oneok, Inc.	208,012
7,350	Pepco Holdings, Inc.	134,137
16,220	PG&E Corp. (a)	775,965
3,700	Pinnacle West Capital Corp. (a)	153,365
13,800	PNM Resources, Inc.	179,676
7,650	PPL Corp. (a)	201,348
3,300	Progress Energy, Inc. (a)	143,484
6,250	Public Service Enterprise Group, Inc. (a)	198,812
4,600	Southern Co. (a)	175,858
7,850	Xcel Energy, Inc.	184,867
		9,254,260
Total Common Stock (Cost $205,711,012)		246,479,159

Shares	Value
EXCHANGE-TRADED FUNDS — 0.2%
1,850	iShares Russell 1000 Index Fund	$129,241
2,000	SPDR S&P 500 ETF Trust	251,560
Total Exchange-Traded Funds (Cost $362,078)		380,801

Total Investments — 126.5%
(Cost $206,073,090)		246,859,960
Other Assets & Liabilities, Net — (26.5)%		(51,693,437)

NET ASSETS — 100.0%		$195,166,523

†  Non-income producing security.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
NY — New York
PLC — Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
(a)  All or a portion of the shares have been committed as collateral for open short positions.

As of December 31, 2010, all of the Fund’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund December 31, 2010 Schedule of Securities Sold Short

Shares	Value
COMMON STOCK — (27.4)%
Consumer Discretionary — (4.0)%
6,500	Cablevision Systems Corp., Class A	$219,960
19,930	Chico's FAS, Inc.	239,758
1,200	Chipotle Mexican Grill, Inc., Class A †	255,192
3,000	Choice Hotels International, Inc.	114,810
3,260	Cracker Barrel Old Country Store, Inc.	178,550
5,910	Darden Restaurants, Inc.	274,460
6,900	Discovery Communications, Inc., Class A †	287,730
13,000	Dollar General Corp. †	398,710
28,300	Ford Motor Co. †	475,157
5,950	Garmin, Ltd.	184,390
6,200	Hanesbrands, Inc. †	157,480
5,000	J.C. Penney Co., Inc.	161,550
7,250	KB Home	97,803
9,100	Lamar Advertising Co., Class A †	362,544
7,090	Las Vegas Sands Corp. †	325,786
7,100	Marriott International, Inc., Class A	294,934
4,950	MDC Holdings, Inc.	142,412
4,630	NetFlix, Inc. †	813,491
6,500	O'Reilly Automotive, Inc. †	392,730
6,350	Sears Holdings Corp. †	468,312
4,200	Staples, Inc.	95,634
6,300	Starwood Hotels & Resorts Worldwide, Inc.	382,914
2,730	Tiffany & Co.	169,997
11,080	TJX Cos., Inc.	491,841
9,490	Urban Outfitters, Inc. †	339,837
7,450	Weight Watchers International, Inc.	279,301
2,800	WMS Industries, Inc. †	126,672
3,500	Yum! Brands, Inc.	171,675
		7,903,630
Consumer Staples — (2.2)%
7,650	Avon Products, Inc.	222,309
3,500	Central European Distribution Corp. †	80,150
6,650	Church & Dwight Co., Inc.	458,983
3,400	Clorox Co.	215,152
1,820	Colgate-Palmolive Co.	146,273
12,800	Constellation Brands, Inc., Class A †	283,520
2,050	Energizer Holdings, Inc. †	149,445

Shares	Value
Consumer Staples (continued)
7,450	Flowers Foods, Inc.	$200,479
6,310	HJ Heinz Co.	312,093
7,580	Hormel Foods Corp.	388,551
3,740	Lorillard, Inc.	306,905
2,400	Mead Johnson Nutrition Co., Class A	149,400
19,000	SABMiller PLC ADR	677,540
7,390	TreeHouse Foods, Inc. †	377,555
5,700	Weis Markets, Inc.	229,881
		4,198,236
Energy — (3.0)%
1,950	Anadarko Petroleum Corp.	148,512
2,950	Baker Hughes, Inc.	168,652
6,500	Cabot Oil & Gas Corp.	246,025
20,550	Chesapeake Energy Corp.	532,450
2,800	Comstock Resources, Inc. †	68,768
6,720	ConocoPhillips	457,632
6,350	Diamond Offshore Drilling, Inc.	424,624
8,000	Exterran Holdings, Inc. †	191,600
3,100	FMC Technologies, Inc. †	275,621
17,150	Goodrich Petroleum Corp. †	302,526
9,300	Halliburton Co.	379,719
7,800	Helix Energy Solutions Group, Inc. †	94,692
4,450	Massey Energy Co.	238,743
3,450	Noble Energy, Inc.	296,976
4,100	Occidental Petroleum Corp.	402,210
5,400	Pioneer Natural Resources Co.	468,828
7,100	Quicksilver Resources, Inc. †	104,654
4,650	Range Resources Corp.	209,157
37,470	W&T Offshore, Inc.	669,589
7,150	Williams Cos., Inc. (The)	176,748
		5,857,726
Financials — (3.7)%
2,450	Affiliated Managers Group, Inc. †	243,089
21,130	American International Group, Inc. †	1,217,511
9,200	Arthur J. Gallagher & Co.	267,536
10,700	BB&T Corp.	281,303
27,980	CBOE Holdings, Inc.	639,623
53,960	E*Trade Financial Corp. †	863,360
6,150	Eaton Vance Corp.	185,915
1,550	Franklin Resources, Inc.	172,376
12,100	General Growth Properties, Inc.	187,308

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund December 31, 2010 Schedule of Securities Sold Short- (Continued)

Shares	Value
Financials (continued)
2,350	Health Care REIT, Inc.	$111,954
5,250	Mercury General Corp.	225,802
7,550	Moody's Corp.	200,377
16,250	Northern Trust Corp.	900,412
6,100	Omega Healthcare Investors, Inc.	136,884
12,310	Taubman Centers, Inc.	621,409
6,500	Travelers Cos., Inc. (The)	362,115
1,450	Visa, Inc., Class A	102,051
2,900	Vornado Realty Trust	241,657
4,000	Waddell & Reed Financial, Inc., Class A	141,160
7,850	Zions Bancorporation	190,205
		7,292,047
Health Care — (3.1)%
9,160	Acorda Therapeutics, Inc. †	249,702
3,700	Allergan, Inc.	254,079
2,600	Beckman Coulter, Inc.	195,598
7,390	Bristol-Myers Squibb Co.	195,687
7,550	Brookdale Senior Living, Inc., Class A †	161,646
4,550	Celgene Corp. †	269,087
1,330	Cerner Corp. †	126,004
5,300	Charles River Laboratories International, Inc. †	188,362
3,100	Community Health Systems, Inc. †	115,847
1,950	DaVita, Inc. †	135,505
17,190	Eli Lilly & Co.	602,338
3,600	Emergency Medical Services Corp., Class A †	232,596
2,800	Express Scripts, Inc., Class A †	151,340
7,540	Forest Laboratories, Inc. †	241,129
4,300	Henry Schein, Inc. †	263,977
5,570	Hill-Rom Holdings, Inc.	219,291
5,500	Hospira, Inc. †	306,295
3,800	IDEXX Laboratories, Inc. †	263,036
830	Intuitive Surgical, Inc. †	213,933
2,800	Laboratory Corp. of America Holdings †	246,176
9,950	Life Technologies Corp. †	552,225
4,640	Owens & Minor, Inc.	136,555
2,950	Quest Diagnostics, Inc.	159,211
4,690	Seattle Genetics, Inc. †	70,115
5,450	VCA Antech, Inc. †	126,931
4,950	Vertex Pharmaceuticals, Inc. †	173,399
6,360	Viropharma, Inc. †	110,155
		5,960,219

Shares	Value
Industrials — (3.6)%
3,310	3M Co.	$285,653
8,640	Applied Industrial Technologies, Inc.	280,627
4,950	BE Aerospace, Inc. †	183,299
4,720	Boeing Co. (The)	308,027
5,850	Brink's Co. (The)	157,248
7,350	Cintas Corp.	205,506
3,600	Con-way, Inc.	131,652
6,900	Corrections Corp. of America †	172,914
5,750	Covanta Holding Corp.	98,842
4,870	Fastenal Co.	291,762
5,150	GATX Corp.	181,692
6,020	General Dynamics Corp.	427,179
5,500	Goodrich Corp.	484,385
5,300	Harsco Corp.	150,096
9,100	Iron Mountain, Inc.	227,591
3,500	JB Hunt Transport Services, Inc.	142,835
2,250	Kirby Corp. †	99,113
5,500	Landstar System, Inc.	225,170
3,500	Lennox International, Inc.	165,515
3,700	PACCAR, Inc.	212,454
4,200	Pall Corp.	208,236
3,500	Pentair, Inc.	127,785
9,700	Pitney Bowes, Inc.	234,546
1,450	Precision Castparts Corp.	201,854
3,050	Regal-Beloit Corp.	203,618
3,900	Roper Industries, Inc.	298,077
31,760	Spirit Aerosystems Holdings, Inc., Class A †	660,926
2,400	Stericycle, Inc. †	194,208
2,800	WW Grainger, Inc.	386,708
		6,947,518
Information Technology — (4.4)%
11,270	Adobe Systems, Inc. †	346,891
2,050	Alliance Data Systems Corp. †	145,612
2,900	ANSYS, Inc. †	151,003
9,600	BMC Software, Inc. †	452,544
2,900	Citrix Systems, Inc. †	198,389
3,900	Cognizant Technology Solutions Corp., Class A †	285,831
24,100	Compuware Corp. †	281,247
4,950	Diebold, Inc.	158,647
9,600	EMC Corp. †	219,840
5,170	F5 Networks, Inc. †	672,927

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund December 31, 2010 Schedule of Securities Sold Short- (Continued)

Shares	Value
Information Technology (continued)
8,250	Fair Isaac Corp.	$192,802
4,950	Fiserv, Inc. †	289,872
3,730	International Business Machines Corp.	547,415
7,400	Intuit, Inc. †	364,820
3,300	Itron, Inc. †	182,985
5,000	NetApp, Inc. †	274,800
74,200	Nokia OYJ ADR	765,744
11,900	Novellus Systems, Inc. †	384,608
3,100	Paychex, Inc.	95,821
9,300	Rambus, Inc. †	190,464
9,500	Red Hat, Inc. †	433,675
3,110	Salesforce.com, Inc. †	410,520
5,550	Silicon Laboratories, Inc. †	255,411
31,100	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	389,994
7,100	VeriSign, Inc.	231,957
7,330	VMware, Inc., Class A †	651,710
		8,575,529
Materials — (1.0)%
10,250	Commercial Metals Co.	170,048
2,250	Ecolab, Inc.	113,445
5,890	EI du Pont de Nemours & Co.	293,793
850	Martin Marietta Materials, Inc.	78,404
3,750	Monsanto Co.	261,150
7,100	Nalco Holding Co.	226,774
6,600	Owens-Illinois, Inc. †	202,620
2,900	Praxair, Inc.	276,863
2,750	Royal Gold, Inc.	150,232
7,540	Valspar Corp.	259,979
		2,033,308
Telecommunication Services — (0.7)%
8,500	America Movil SAB de CV ADR, Series L	487,390
17,050	Frontier Communications Corp.	165,896
67,000	Qwest Communications International, Inc.	509,870
5,150	SBA Communications Corp., Class A †	210,841
		1,373,997
Utilities — (1.7)%
12,800	American Water Works Co., Inc.	323,712
22,950	Aqua America, Inc.	515,916
6,640	Atmos Energy Corp.	207,168

Shares	Value
Utilities (continued)
8,750	Calpine Corp. †	$116,725
8,000	Consolidated Edison, Inc.	396,560
8,200	Hawaiian Electric Industries, Inc.	186,878
14,720	Integrys Energy Group, Inc.	714,067
5,400	NSTAR	227,826
10,600	NV Energy, Inc.	148,930
7,550	Vectren Corp.	191,619
1,800	WGL Holdings, Inc.	64,386
3,000	Wisconsin Energy Corp.	176,580
		3,270,367

Total Common Stock (Proceeds $45,484,597)		53,412,577

Total Securities Sold Short — (27.4)% (Proceeds $45,484,597)		$53,412,577

Percentages are based on Net Assets of $195,166,523.

†   Non-income producing security.
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of December 31, 2010, all of the Fund’s securities sold short were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities December 31, 2010

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
ASSETS:
Investments in securities, at value (Note 2)	$192,074,946	$34,563,067	$7,575,104	$13,816,211	$159,618,588	$246,859,960
Cash Equivalents	2,835,590	469,227	167,863	102,345	726,200	—
Subscriptions receivable	187,153	—	—	2,029	59,901	6,830
Dividends and interest receivable	142,295	37,824	4,640	23,969	186,508	222,301
Receivable for investment securities sold	66,652	25,214	—	—	—	7,898,085
Reclaim receivable	—	—	—	—	—	5,589
Receivable from Adviser(Note 3)	—	—	—	7,341	—	—
Prepaid expenses and other assets	10,645	7,350	6,994	7,050	21,959	31,569
Total assets	195,317,281	35,102,682	7,754,601	13,958,945	160,613,156	255,024,334

LIABILITIES:
Securities sold short, at value	—	—	—	—	—	53,412,577
Cash overdraft	—	—	—	—	—	4,101,263
Payable for investment securities purchased	572,876	—	12,199	—	—	1,962,880
Redemptions payable	529,080	51,850	21,762	19,676	92,329	10,105
Investment advisory fees payable (Note 3)	123,233	21,988	6,186	10,057	13,488	176,781
Distribution (12b-1) fees payable (Note 4)	23,767	7,093	2,073	3,045	23,027	20,227
Service fees payable (Note 4)	19,185	2,316	468	1,788	18,582	6,713
Administration fees payable	11,502	2,052	456	828	9,441	11,758
Trustees’ fees payable	5,710	1,019	218	433	4,852	5,847
Dividends payable on securities sold short	—	—	—	—	—	33,534
Accrued expenses and other payables	120,949	24,575	10,941	13,366	99,658	116,126
Total liabilities	1,406,302	110,893	54,303	49,193	261,377	59,857,811

NET ASSETS	$193,910,979	$34,991,789	$7,700,298	$13,909,752	$160,351,779	$195,166,523

NET ASSETS consist of:
Paid-in capital	$174,567,974	$46,910,287	$8,149,574	$15,343,266	$155,635,918	$173,268,027
Undistributed net investment income/(accumulated net investment loss)/(distributions in excess of net investment income)	—	(5)	(3,885)	(15,038)	74,292	39,353
Accumulated net realized loss on investments sold and securities sold short	(29,313,255)	(17,689,990)	(2,517,091)	(4,213,080)	(56,558,775)	(10,999,747)
Net unrealized appreciation of investments and securities sold short	48,656,260	5,771,497	2,071,700	2,794,604	61,200,344	32,858,890

NET ASSETS	$193,910,979	$34,991,789	$7,700,298	$13,909,752	$160,351,779	$195,166,523

Investments in securities, at cost (Note 2)	$143,418,686	$28,791,570	$5,503,404	$11,021,607	$98,418,244	$206,073,090
Securities sold short, proceeds receivable	—	—	—	—	—	45,484,597

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) December 31, 2010

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
NET ASSETS:
Investment Class shares	$111,903,842	$33,887,154	$7,521,494	$13,753,977	$105,019,026	$91,640,337
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$82,007,137	$1,104,635	$178,804	$155,775	$53,414,493	$103,526,186
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$714,289	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,203,971	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares	3,496,535	2,350,197	471,552	841,527	9,507,055	11,321,208
Institutional Class shares	2,485,712	76,516	10,768	9,434	4,839,523	12,721,958
Qualified Class shares	N/A	N/A	N/A	N/A	64,771	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	109,244	N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$32.00	$14.42	$15.95	$16.34	$11.05	$8.09

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$32.99	$14.44	$16.61	$16.51	$11.04	$8.14

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$11.03	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$11.02	N/A

†	For the Wilshire Large Cap Core 130/30 Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Year Ended December 31, 2010

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
INVESTMENT INCOME:
Dividends	$2,677,465	$626,180	$69,956	$261,149	$3,067,041	$4,370,622
Interest	1,159	172	45	291	972	—
Foreign taxes withheld	(5,152)	(168)	(8)	—	(453)	(21,418)
Total income	2,673,472	626,184	69,993	261,440	3,067,560	4,349,204

EXPENSES:
Investment advisory fee (Note 3)	1,373,807	243,456	57,059	95,879	155,101	1,949,291
Distribution (12b-1) fees (Note 4)
Investment Class	267,241	78,046	13,074	27,763	256,246	226,271
Qualified Class	N/A	N/A	N/A	N/A	1,641	N/A
Horace Mann Class	N/A	N/A	N/A	N/A	3,462	N/A
Service fees
Investment Class	125,986	8,542	8,414	11,684	60,340	29,387
Institutional Class	411	1,867	33	262	45,241	8,892
Administration fees (Note 3)	128,222	22,722	4,699	7,877	108,571	136,346
Directors’ fees and expenses (Note 3)	29,392	5,169	1,066	1,826	24,989	31,045
Chief compliance officer expenses	702	132	27	43	609	798
Transfer agent fees (Note 3)	137,828	12,524	5,625	7,997	84,157	46,839
Professional fees	91,988	17,185	3,690	6,787	81,297	130,229
Printing fees	57,640	7,138	1,872	4,828	33,778	42,273
Registration and filing fees	38,725	27,946	28,943	27,208	68,349	34,763
Custodian fees (Note 3)	31,718	15,889	11,507	6,402	14,321	32,220
Interest expense (Note 2)	—	—	—	—	—	266,538
Rebates on securities sold short (Note 2)	—	—	—	—	—	156,790
Dividend expense on securities sold short	—	—	—	—	—	926,910
Other	37,081	10,032	9,563	11,981	63,294	49,721
Total expenses	2,320,741	450,648	145,572	210,537	1,001,396	4,068,313
Fees waived by Adviser (Note 3)	—	—	(48,745)	(41,705)	—	(63,981)
Fees recouped by Adviser (Note 3)	—	—	—	—	—	8,803
Net expenses	2,320,741	450,648	96,827	168,832	1,001,396	4,013,135

Net investment income/(loss)	352,731	175,536	(26,834)	92,608	2,066,164	336,069

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT (NOTES 1 and 7):
Net realized gain/(loss) from:
Investments	20,072,678	2,330,315	762,451	807,665	2,527,828	12,794,971
Securities sold short	—	—	—	—	—	(6,791,247)
Net change in unrealized appreciation/(depreciation) on:
Investments	11,507,509	1,654,255	875,125	2,062,626	19,319,715	20,329,425
Securities sold short	—	—	—	—	—	(4,866,328)

Net realized and unrealized gain on investments and securities sold short	31,580,187	3,984,570	1,637,576	2,870,291	21,847,543	21,466,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,932,918	$4,160,106	$1,610,742	$2,962,899	$23,913,707	$21,802,890

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2010

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
OPERATIONS:
Net investment income/(loss)	$352,731	$175,536	$(26,834)	$92,608	$2,066,164	$336,069
Net realized gain on investments and securities sold short	20,072,678	2,330,315	762,451	807,665	2,527,828	6,003,724
Net change in unrealized appreciation on investments and securities sold short	11,507,509	1,654,255	875,125	2,062,626	19,319,715	15,463,097
Net increase in net assets resulting from operations	31,932,918	4,160,106	1,610,742	2,962,899	23,913,707	21,802,890
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	(44,463)	(169,091)	—	(103,932)	(1,318,200)	(492,236)
Institutional Class shares	(308,268)	(6,445)	—	(1,329)	(784,864)	(786,093)
Qualified Class shares	N/A	N/A	N/A	N/A	(9,365)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(15,317)	N/A
Net realized capital gains:
Investment Class shares	—	—	—	—	—	(982,815)
Institutional Class shares	—	—	—	—	—	(1,050,757)
Return of capital:
Investment Class shares	(7,088)	(1,840)	—	—	—	—
Institutional Class shares	(5,058)	(73)	—	—	—	—
Total distributions to shareholders	(364,877)	(177,449)	—	(105,261)	(2,127,746)	(3,311,901)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	4,315,864	1,929,294	370,534	6,809,631	16,153,766	5,403,581
Shares issued as reinvestment of distributions	50,650	170,235	—	102,880	1,288,288	1,471,983
Shares redeemed	(27,750,991)	(2,733,950)	(936,476)	(5,495,953)	(35,939,696)	(18,157,214)
Net increase/(decrease) in net assets from Investment Class share transactions	(23,384,477)	(634,421)	(565,942)	1,416,558	(18,497,642)	(11,281,650)
Institutional Class shares:
Shares sold	11,771,372	21,561	13,333	13,361	3,300,621	5,218,490
Shares issued as reinvestment of distributions	173,019	5,311	—	1,301	776,835	1,836,850
Shares redeemed	(32,064,571)	(521,719)	(5,499)	(60,188)	(24,747,016)	(22,715,586)
Net increase/(decrease) in net assets from Institutional Class share transactions	(20,120,180)	(494,847)	7,834	(45,526)	(20,669,560)	(15,660,246)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	66,781	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	9,364	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(69,535)	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	6,610	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	43,910	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	15,317	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(125,159)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(65,932)	N/A
Net increase/(decrease) in net assets from capital stock transactions	(43,504,657)	(1,129,268)	(558,108)	1,371,032	(39,226,524)	(26,941,896)
Net increase/(decrease) in net assets	(11,936,616)	2,853,389	1,052,634	4,228,670	(17,440,563)	(8,450,907)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2010

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
NET ASSETS:
Beginning of year	$205,847,595	$32,138,400	$6,647,664	$9,681,082	$177,792,342	$203,617,430
End of year	$193,910,979	$34,991,789	$7,700,298	$13,909,752	$160,351,779	$195,166,523
Undistributed net investment income/(accumulated net investment loss)/(distributions in excess of net investment income) at end of year	$—	$(5)	$(3,885)	$(15,038)	$74,292	$39,353

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	154,299	145,789	26,143	484,722	1,638,373	801,864
Shares issued as reinvestment of distributions	1,578	11,781	—	6,246	116,376	181,428
Shares redeemed	(1,004,663)	(207,382)	(69,854)	(363,274)	(3,623,799)	(2,361,115)
Net increase/(decrease) in Investment Class shares outstanding	(848,786)	(49,812)	(43,711)	127,694	(1,869,050)	(1,377,823)
Institutional Class shares:
Shares sold	410,502	1,602	890	821	334,109	695,199
Shares issued as reinvestment of distributions	5,230	367	—	78	70,238	224,908
Shares redeemed	(1,144,750)	(39,689)	(408)	(4,126)	(2,519,678)	(3,060,849)
Net increase/(decrease) in Institutional Class shares outstanding	(729,018)	(37,720)	482	(3,227)	(2,115,331)	(2,140,742)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	6,610	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	847	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(6,686)	N/A
Net increase in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	771	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	4,403	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,387	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(12,381)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(6,591)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2009

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
OPERATIONS:
Net investment income/(loss)	$241,309	$228,182	$(39,872)	$44,139	$2,288,436	$598,230
Net realized loss on investments and securities sold short	(14,933,724)	(5,088,842)	(675,234)	(845,150)	(16,056,044)	(6,312,962)
Net change in unrealized appreciation on investments and securities sold short	72,746,085	11,879,782	2,279,036	2,586,315	52,416,695	19,466,638
Net increase in net assets resulting from operations	58,053,670	7,019,122	1,563,930	1,785,304	38,649,087	13,751,906
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	—	(223,917)	—	(73,103)	(1,468,618)	(338,355)
Institutional Class shares	(245,689)	(9,360)	—	(1,470)	(1,005,577)	(531,249)
Qualified Class shares	N/A	N/A	N/A	N/A	(9,173)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(14,605)	N/A
Return of Capital:
Investment Class shares	—	(1,018)	—	(959)	—	(6,941)
Institutional Class shares	(11,747)	(121)	—	(24)	—	(6,137)
Total distributions to shareholders	(257,436)	(234,416)	—	(75,556)	(2,497,973)	(882,682)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	7,197,835	2,316,748	361,843	1,223,157	45,051,170	57,354,459
Shares issued as reinvestment of distributions	—	224,189	—	72,574	1,281,791	344,754
Shares redeemed	(43,033,789)	(3,125,453)	(650,683)	(1,719,061)	(57,415,231)	(7,789,457)
Net increase/(decrease) in net assets from Investment Class share transactions	(35,835,954)	(584,516)	(288,840)	(423,330)	(11,082,270)	49,909,756
Institutional Class shares:
Shares sold	12,128,208	1,931,310	—	2,501	10,670,239	18,086,842
Shares issued in connection with in-kind transfer (See Note 9)	—	—	—	—	—	83,027,097
Shares issued as reinvestment of distributions	149,142	7,597	—	1,494	1,000,644	537,331
Shares redeemed	(28,752,836)	(5,527,969)	(54,650)	(261,128)	(13,439,596)	(21,785,716)
Net increase/(decrease) in net assets from Institutional Class share transactions	(16,475,486)	(3,589,062)	(54,650)	(257,133)	(1,768,713)	79,865,554
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	80,070	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	9,172	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(29,750)	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	59,492	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	45,600	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	14,605	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(130,757)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(70,552)	N/A
Net increase/(decrease) in net assets from capital stock transactions	(52,311,440)	(4,173,578)	(343,490)	(680,463)	(12,862,043)	129,775,310
Net increase in net assets	5,484,794	2,611,128	1,220,440	1,029,285	23,289,071	142,644,534

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2009

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE 130/30 FUND
NET ASSETS:
Beginning of year	$200,362,801	$29,527,272	$5,427,224	$8,651,797	$154,503,271	$60,972,896
End of year	$205,847,595	$32,138,400	$6,647,664	$9,681,082	$177,792,342	$203,617,430
Undistributed net investment income/(distributions in excess of net investment income) at end of year	$—	$(180)	$—	$(3,180)	$122,817	$—

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	332,104	229,200	34,113	111,054	5,822,400	8,127,067
Shares issued as reinvestment of distributions	—	17,367	—	5,364	132,143	46,338
Shares redeemed	(1,885,328)	(319,963)	(62,661)	(154,021)	(7,353,779)	(1,313,243)
Net increase/(decrease) in Investment Class shares outstanding	(1,553,224)	(73,396)	(28,548)	(37,603)	(1,399,236)	6,860,162

Institutional Class shares:
Shares sold	532,104	199,225	—	199	1,400,334	2,728,984
Shares issued in connection with in-kind transfer (See Note 9)	—	—	—	—	—	11,693,957
Shares issued as reinvestment of distributions	5,334	588	—	109	103,159	71,836
Shares redeemed	(1,264,082)	(558,775)	(5,100)	(27,691)	(1,735,615)	(3,569,303)
Net increase/(decrease) in Institutional Class shares outstanding	(726,644)	(358,962)	(5,100)	(27,383)	(232,122)	10,925,474

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	10,512	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	947	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(3,613)	N/A
Net increase in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	7,846	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	5,758	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,509	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(15,774)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(8,507)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statement of Cash Flows For the Year Ended December 31, 2010

WILSHIRE LARGE CAP CORE 130/30 FUND
INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Net increase in net assets resulting from operations	$21,802,890
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investment securities	(385,656,538)
Proceeds from disposition of investment securities	429,395,597
Purchases to cover securities sold short	(136,266,927)
Proceeds from securities sold short	123,230,023
Net sales of short-term investment securities	54,215
Net realized (gain)/loss from:
Investments	(12,794,971)
Securities sold short	6,791,247
Net change in unrealized (appreciation)/depreciation on:
Investments	(20,329,425)
Securities sold short	4,866,328
Increase in receivable for investment securities sold	(7,898,085)
Decrease in dividends and interest receivable	224,490
Increase in prepaid expenses and other assets	(12,358)
Increase in reclaim receivable	(5,589)
Increase in payable for investment securities purchased	1,520,506
Increase in investment advisory fees payable	11,154
Increase in distribution (12b-1) fees payable	6,334
Increase in service fees payable	6,713
Decrease in administration fees payable	(402)
Increase in trustees’ fees payable	2,328
Decrease in dividends payable on securities sold short	(51,142)
Decrease in chief compliance officer expenses payable	(249)
Increase in accrued expenses and other payables	31,129
Net cash provided by operating activities	24,927,268

Cash Flows From Financing Activities:
Proceeds from shares sold	10,635,411
Payments on shares redeemed	(40,863,132)
Distributions to shareholders*	(3,068)
Net cash flows used in financing activities	(30,230,789)
Net decrease in cash	(5,303,521)

Cash at beginning of year	1,202,258
Cash overdraft at end of year	$(4,101,263)

*	Non-cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $3,308,833 and interest paid of $266,538.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Portfolio Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$26.88		$20.12	$35.34	$36.20	$34.49

Income/(loss) from investment operations:
Net investment income/(loss)1	0.01		0.00	(0.09)	(0.13)	(0.06)
Net realized and unrealized gain/(loss) on investments	5.12		6.76	(14.73)	6.18	1.77
Total from investment operations	5.13		6.76	(14.82)	6.05	1.71

Less distributions:
From net investment income	(0.01)		0.00	0.00	0.00	0.00
Return of capital	(0.00	)2	0.00	0.00	0.00	0.00
From capital gains	0.00		0.00	(0.40)	(6.91)	0.00
Total distributions	(0.01)		0.00	(0.40)	(6.91)	0.00

Net asset value, end of year	$32.00		$26.88	$20.12	$35.34	$36.20

Total return	19.10%		33.60%	(41.88)%	16.33%	4.96%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$111,904		$116,799	$118,683	$312,297	$379,226
Operating expenses	1.42%		1.43%	1.43%	1.41%	1.34%
Net investment income/(loss)	0.04%		(0.02)%	(0.31)%	(0.32)%	(0.18)%
Portfolio turnover rate	167%		84%	178%	129%	62%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$27.70		$20.72	$36.25	$36.84	$34.97

Income/(loss) from investment operations:
Net investment income1	0.12		0.08	0.02	0.03	0.07
Net realized and unrealized gain/(loss) on investments	5.30		6.98	(15.15)	6.29	1.80
Total from investment operations	5.42		7.06	(15.13)	6.32	1.87

Less distributions:
From net investment income	(0.13)		(0.08)	0.00	0.00	0.00
Return of capital	(0.00	)2	0.00	0.00	0.00	0.00
From capital gains	0.00		0.00	(0.40)	(6.91)	0.00
Total distributions	(0.13)		(0.08)	(0.40)	(6.91)	0.00

Net asset value, end of year	$32.99		$27.70	$20.72	$36.25	$36.84

Total return	19.55%		34.07%	(41.70)%	16.80%	5.35%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$82,007		$89,049	$81,680	$169,017	$225,390
Operating expenses	1.05%		1.09%	1.06%	1.02%	0.98%
Net investment income	0.40%		0.33%	0.07%	0.08%	0.19%
Portfolio turnover rate	167%		84%	178%	129%	62%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Portfolio Share Outstanding Throughout Each Year.
Investment Class Shares
Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$12.78	$10.02	$17.51	$22.99	$21.17

Income/(loss) from investment operations:
Net investment income1	0.07	0.08	0.17	0.20	0.20
Net realized and unrealized gain/(loss) on investments	1.64	2.77	(7.45)	(0.58)	3.71
Total from investment operations	1.71	2.85	(7.28)	(0.38)	3.91

Less distributions:
From net investment income	(0.07)	(0.09)	(0.21)	(0.23)	(0.19)
Return of capital	(0.00	)2	0.00	0.00	(0.00	)2	0.00
From capital gains	0.00	0.00	0.00	2	(4.87)	(1.90)
Total distributions	(0.07)	(0.09)	(0.21)	(5.10)	(2.09)

Net asset value, end of year	$14.42	$12.78	$10.02	$17.51	$22.99

Total return	13.40%	28.48%	(41.55)%	(2.00)%	18.49%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$33,887	$30,677	$24,791	$57,314	$76,481
Operating expenses	1.39%	1.48%	1.49%	1.42%	1.39%
Net investment income	0.54%	0.75%	1.22%	0.85%	0.87%
Portfolio turnover rate	140%	188%	183%	120%	50%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Year.
Institutional Class Shares
Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$12.79	$10.01	$17.49	$23.04	$21.19

Income/(loss) from investment operations:
Net investment income1	0.08	0.10	0.20	0.27	0.27
Net realized and unrealized gain/(loss) on investments	1.66	2.76	(7.45)	(0.64)	3.74
Total from investment operations	1.74	2.86	(7.25)	(0.37)	4.01

Less distributions:
From net investment income	(0.09)	(0.08)	(0.23)	(0.31)	(0.26)
Return of capital	(0.00	)2	0.00	0.00	(0.00	)2	0.00
From capital gains	0.00	0.00	0.00	2	(4.87)	(1.90)
Total distributions	(0.09)	(0.08)	(0.23)	(5.18)	(2.16)

Net asset value, end of year	$14.44	$12.79	$10.01	$17.49	$23.04

Total return	13.57%	28.60%	(41.41)%	(1.92)%	18.94%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$1,105	$1,461	$4,736	$8,469	$7,399
Operating expenses	1.27%	1.36%	1.30%	1.12%	1.08%
Net investment income	0.65%	0.97%	1.34%	1.15%	1.18%
Portfolio turnover rate	140%	188%	183%	120%	50%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Portfolio Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$12.64	$9.70	$16.94	$17.46	$16.88

Income/(loss) from investment operations:
Net investment loss1	(0.05)	(0.08)	(0.10)	(0.09)	(0.17)
Net realized and unrealized gain/(loss) on investments	3.36	3.02	(6.56)	1.60	2.04
Total from investment operations	3.31	2.94	(6.66)	1.51	1.87

Less distributions:
From capital gains	0.00	0.00	(0.58)	(2.03)	(1.29)
Total distributions	0.00	0.00	(0.58)	(2.03)	(1.29)

Net asset value, end of year	$15.95	$12.64	$9.70	$16.94	$17.46

Total return	26.19%	30.31%	(39.13)%	8.36%	11.12%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$7,521	$6,513	$5,273	$18,702	$15,553
Operating expenses including reimbursement/waiver	1.45%	1.50%	1.47%	1.46%	1.43%
Operating expenses excluding reimbursement/waiver	2.18%	2.41%	2.07%	2.06%	2.05%
Net investment loss	(0.41)%	(0.74)%	(0.66)%	(1.09)%	(0.96)%
Portfolio turnover rate	83%	98%	87%	99%	62%

1	The selected per share data was calculated using the average shares outstanding method for the year.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$13.12	$10.03	$17.50	$17.93	$17.25

Income/(loss) from investment operations:
Net investment loss1	(0.01)	(0.04)	(0.06)	(0.06)	(0.12)
Net realized and unrealized gain/(loss) on investments	3.50	3.13	(6.83)	1.66	2.09
Total from investment operations	3.49	3.09	(6.89)	1.60	1.97

Less distributions:
From capital gains	0.00	0.00	(0.58)	(2.03)	(1.29)
Total distributions	0.00	0.00	(0.58)	(2.03)	(1.29)

Net asset value, end of year	$16.61	$13.12	$10.03	$17.50	$17.93

Total return	26.60%	30.81%	(39.17)%	8.58%	11.46%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$179	$135	$154	$298	$196
Operating expenses including reimbursement/waiver	1.15%	1.18%	1.24%	1.21%	1.15%
Operating expenses excluding reimbursement/waiver	1.87%	2.09%	1.78%	1.81%	1.77%
Net investment loss	(0.09)%	(0.43)%	(0.39)%	(0.92)%	(0.68)%
Portfolio turnover rate	83%	98%	87%	99%	62%

1	The selected per share data was calculated using the average shares outstanding method for the year.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Portfolio Share Outstanding Throughout Each Year.
Investment Class Shares
Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$13.32	$10.93	$16.49	$18.77	$17.46

Income/(loss) from investment operations:
Net investment income1	0.12	0.05	0.09	0.10	0.03
Net realized and unrealized gain/(loss) on investments	3.02	2.44	(5.51)	(0.70)	3.38
Total from investment operations	3.14	2.49	(5.42)	(0.60)	3.41

Less distributions:
From net investment income	(0.12)	(0.10)	(0.14)	(0.11)	(0.03)
From capital gains	0.00	0.00	0.00	2	(1.57)	(2.07)
Total distributions	(0.12)	(0.10)	(0.14)	(1.68)	(2.10)

Net asset value, end of year	$16.34	$13.32	$10.93	$16.49	$18.77

Total return	23.60%	22.81%	(32.81)%	(3.45)%	19.64%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$13,754	$9,511	$8,211	$21,630	$23,639
Operating expenses including reimbursement/waiver	1.50%	1.50%	1.34%	1.19%	1.31%
Operating expenses excluding reimbursement/waiver	1.87%	2.01%	1.94%	1.79%	1.92%
Net investment income/(loss)	0.82%	0.49%	0.62%	(0.05)%	0.15%
Portfolio turnover rate	89%	61%	83%	68%	72%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Portfolio Share Outstanding Throughout Each Year.
Institutional Class Shares
Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$13.45	$11.02	$16.61	$18.90	$17.56

Income/(loss) from investment operations:
Net investment income1	0.14	0.07	0.12	0.17	0.09
Net realized and unrealized gain/(loss) on investments	3.06	2.48	(5.51)	(0.72)	3.41
Total from investment operations	3.20	2.55	(5.39)	(0.55)	3.50

Less distributions:
From net investment income	(0.14)	(0.12)	(0.20)	(0.17)	(0.09)
From capital gains	0.00	0.00	0.00	2	(1.57)	(2.07)
Total distributions	(0.14)	(0.12)	(0.20)	(1.74)	(2.16)

Net asset value, end of year	$16.51	$13.45	$11.02	$16.61	$18.90

Total return	23.80%	23.11%	(32.37)%	(3.18)%	20.05%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$156	$170	$441	$5,652	$1,375
Operating expenses including reimbursement/waiver	1.29%	1.30%	1.00%	0.91%	1.02%
Operating expenses excluding reimbursement/waiver	1.67%	1.71%	1.61%	1.51%	1.62%
Net investment income	0.96%	0.65%	0.82%	0.30%	0.44%
Portfolio turnover rate	89%	61%	83%	68%	72%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$9.61	$7.67	$12.42	$12.02	$10.59

Income/(loss) from investment operations:
Net investment income1	0.13	0.11	0.15	0.15	0.12
Net realized and unrealized gain/(loss) on investments	1.45	1.96	(4.77)	0.42	1.41
Total from investment operations	1.58	2.07	(4.62)	0.57	1.53

Less distributions:
From net investment income	(0.14)	(0.13)	(0.13)	(0.17)	(0.10)
Total distributions	(0.14)	(0.13)	(0.13)	(0.17)	(0.10)

Net asset value, end of year	$11.05	$9.61	$7.67	$12.42	$12.02

Total return	16.44%	26.98%	(37.11)%	4.75%	14.46%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$105,019	$109,304	$98,032	$143,090	$145,952
Operating expenses	0.72%	0.77%	0.78%	0.68%	0.74%
Net investment income	1.26%	1.36%	1.48%	1.20%	1.08%
Portfolio turnover rate	2%	57%	52%	60%	69%

1	The selected per share data was calculated using the average shares outstanding method for the year.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$9.60	$7.67	$12.41	$12.02	$10.60

Income/(loss) from investment operations:
Net investment income1	0.15	0.13	0.17	0.19	0.15
Net realized and unrealized gain/(loss) on investments	1.45	1.95	(4.76)	0.41	1.40
Total from investment operations	1.60	2.08	(4.59)	0.60	1.55

Less distributions:
From net investment income	(0.16)	(0.15)	(0.15)	(0.21)	(0.13)
Total distributions	(0.16)	(0.15)	(0.15)	(0.21)	(0.13)

Net asset value, end of year	$11.04	$9.60	$7.67	$12.41	$12.02

Total return	16.71%	27.10%	(36.95)%	4.97%	14.66%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$53,415	$66,764	$55,088	$113,721	$65,177
Operating expenses	0.50%	0.54%	0.59%	0.39%	0.47%
Net investment income	1.48%	1.59%	1.62%	1.49%	1.35%
Portfolio turnover rate	2%	57%	52%	60%	69%

1	The selected per share data was calculated using the average shares outstanding method for the year.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Qualified Class Shares
	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$9.59	$7.67	$12.42	$12.02	$10.61

Income/(loss) from investment operations:
Net investment income1	0.13	0.12	0.15	0.14	0.11
Net realized and unrealized gain/(loss) on investments	1.46	1.95	(4.76)	0.42	1.39
Total from investment operations	1.59	2.07	(4.61)	0.56	1.50

Less distributions:
From net investment income	(0.15)	(0.15)	(0.14)	(0.16)	(0.09)
Total distributions	(0.15)	(0.15)	(0.14)	(0.16)	(0.09)

Net asset value, end of year	$11.03	$9.59	$7.67	$12.42	$12.02

Total return	16.56%	26.91%	(37.09)%	4.63%	14.18%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$714	$614	$431	$607	$1,114
Operating expenses	0.66%	0.61%	0.84%	0.79%	0.83%
Net investment income	1.32%	1.51%	1.40%	1.08%	0.99%
Portfolio turnover rate	2%	57%	52%	60%	69%

1	The selected per share data was calculated using the average shares outstanding method for the year.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Horace Mann Class Shares
	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of year	$9.59	$7.66	$12.38	$11.99	$10.57

Income/(loss) from investment operations:
Net investment income1	0.13	0.11	0.15	0.14	0.12
Net realized and unrealized gain/(loss) on investments	1.44	1.95	(4.75)	0.41	1.39
Total from investment operations	1.57	2.06	(4.60)	0.55	1.51

Less distributions:
From net investment income	(0.14)	(0.13)	(0.12)	(0.16)	(0.09)
Total distributions	(0.14)	(0.13)	(0.12)	(0.16)	(0.09)

Net asset value, end of year	$11.02	$9.59	$7.66	$12.38	$11.99

Total return	16.39%	26.85%	(37.08)%	4.60%	14.32%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$1,204	$1,111	$952	$1,593	$1,817
Operating expenses	0.72%	0.80%	0.82%	0.74%	0.77%
Net investment income	1.26%	1.34%	1.41%	1.14%	1.05%
Portfolio turnover rate	2%	57%	52%	60%	69%

1	The selected per share data was calculated using the average shares outstanding method for the year.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$7.37	$6.23	$10.12	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)2	0.00	3	0.04	0.02	(0.02)
Net realized and unrealized gain/(loss) on investments	0.84	1.13	(3.90)	0.14
Total from investment operations	0.84	1.17	(3.88)	0.12

Less distributions:
From net investment income	(0.04)	(0.03)	(0.01)	0.00	3
From capital gains	(0.08)	0.00	0.00	0.00
Total distributions	(0.12)	(0.03)	(0.01)	0.00

Net asset value, end of period	$8.09	$7.37	$6.23	$10.12

Total return	11.47%	18.73%	(38.31)%	1.21	%4

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$91,641	$93,553	$36,356	$7,196
Operating expenses excluding dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	1.50%	1.50%	1.50%	1.50	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	2.19%	2.17%	2.70%	3.51	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver	2.23%	2.33%	3.79%	5.00	%5
Net investment income/(loss)	0.05%	0.61%	0.20%	(1.24	)%5
Portfolio turnover rate	283%	289%	175%	84	%4

1	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

2	The selected per share data was calculated using the average shares outstanding method for the period.

3	Amount is less than $0.01 per share.

4	Not annualized.

5	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core 130/30 Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$7.41	$6.25	$10.12	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)2	0.02	0.06	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	0.85	1.14	(3.89)	0.13
Total from investment operations	0.87	1.20	(3.85)	0.12

Less distributions:
From net investment income	(0.06)	(0.04)	(0.02)	0.00	3
From capital gains	(0.08)	0.00	0.00	0.00
Total distributions	(0.14)	(0.04)	(0.02)	0.00

Net asset value, end of period	$8.14	$7.41	$6.25	$10.12

Total return	11.82%	19.14%	(38.09)%	1.23	%4

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$103,526	$110,064	$24,617	$12,870
Operating expenses excluding dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	1.25%	1.25%	1.21%	1.25	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	1.94%	1.92%	2.41%	3.09	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver	1.96%	2.03%	3.50%	4.38	%5
Net investment income/(loss)	0.30%	0.85%	0.49%	(0.79	)%5
Portfolio turnover rate	283%	289%	175%	84	%4

1	The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

2	The selected per share data was calculated using the average shares outstanding method for the period.

3	Amount is less than $0.01 per share.

4	Not annualized.

5	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements December 31, 2010

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core 130/30 Fund (collectively the “Portfolios”, each a “Portfolio”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or by the Company’s Valuation Committee. Significant events include, but are not limited to

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2010

the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended December 31, 2010, there have been no significant changes to the Portfolios’ fair value methodologies and there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Fair value measurement classifications are summarized in each Portfolio’s Schedule of Investments, Condensed Schedule of Investments and Schedule of Securities Sold Short.

Securities sold short – The Wilshire Large Cap Core 130/30 Fund engages in short selling. To complete a short sale transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio’s short position.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2010

The rebates on securities sold short presented in the Statements of Operations represent the net income earned on the short sale proceeds held on deposit with the Portfolio’s custodian. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) are not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Expenses policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Cash and cash equivalents – Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Company maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day. At certain points during a reporting period, the Portfolios’ bank deposit accounts may be overdrawn. As of December 31, 2010, the Wilshire Large Cap Core 130/30 Fund had a cash overdraft of $4,101,263 due to a large redemption on December 31, 2010. The amount was funded into the cash account the following day.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2010

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, 0.10% of average daily net assets for the Wilshire 5000 IndexSM Fund and 1.00% for the Wilshire Large Cap Core 130/30 Fund. For the Wilshire Small Company Growth Portfolio and Wilshire Small Company Value Portfolio, Wilshire voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue through December 31, 2011 dependent on growth in assets of the Funds, and may be changed by Wilshire at any time, subject to approval by the Board of Directors. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core 130/30 Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on securities sold short, rebates on securities sold short, interest expense, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2011. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core 130/30 Fund. At December 31, 2010, the amounts of waivers subject to recoupment for Wilshire Large Cap Core 130/30 Fund are $63,981, expiring in 2013, $111,656, expiring in 2012, $233,238, expiring in 2011.

For the year ended December 31, 2010, Wilshire waived advisory fees as follows:

Portfolio	Fees Waived	Fees Recouped
Small Company Growth Portfolio	$48,745	$ —
Small Company Value Portfolio	41,705	—
Wilshire Large Cap Core 130/30 Fund	63,981	8,803

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research (“L.A. Capital”), Cornerstone Capital Management, Inc. (“Cornerstone”), UBS Global Asset Management (Americas) Inc. (“UBS”), Pyramis Global Advisors, LLC (“Pyramis”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Acadian Asset Management, Inc. (“Acadian”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, L.P., NWQ Investment Management Company, LP (“NWQ”), AXA Rosenberg Investment Management LLC (“AXA”) and TWIN Capital Management, Inc. (“TWIN”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Cornerstone and

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2010

Victory each manage a portion of the Large Company Growth Portfolio. Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. AXA, Pyramis, TWIN and UBS each manage a portion of the Wilshire Large Cap Core 130/30 Fund.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. PNCGIS serves as the Company’s custodian for all Portfolios except the Wilshire Large Cap Core 130/30 Fund. Prior to June 15, 2009, Custodial Trust Company served as the custodian for the Wilshire Large Cap Core 130/30 Fund. Effective June 15, 2009, JPMorgan Chase Bank, N.A. serves as the custodian for the Wilshire Large Cap Core 130/30 Fund. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries (“service fees”) or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the year ended December 31, 2010, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core 130/30 was 0.25% of the respective average net assets of each Portfolio. For the year ended December 31, 2010, the distribution and services fee expenses incurred for each such class of the Small Company Growth Portfolio was 0.20% of its respective average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the year ended December 31, 2010, the distribution fees for the Horace Mann Class Shares were 0.31% of average net assets.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2010

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio’s average net assets attributable to the shares whose holders are serviced by such provider. For the year ended December 31, 2010, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.12%	0.00%
Large Company Value Portfolio	0.03%	0.15%
Small Company Growth Portfolio	0.13%	0.02%
Small Company Value Portfolio	0.11%	0.15%
Wilshire 5000 IndexSM Fund	0.06%	0.09%
Wilshire Large Cap Core 130/30 Fund	0.03%	0.01%

The Qualified Class Shares of the Wilshire 5000 IndexSM Fund has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the year ended December 31, 2010, the shareholder service provider fees for the Qualified Class Shares were 0.00% of average net assets.

5. Securities Transactions.

For the year ended December 31, 2010, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$299,134,176	$341,997,012
Large Company Value Portfolio	44,635,467	45,894,309
Small Company Growth Portfolio	5,464,725	6,047,736
Small Company Value Portfolio	11,402,084	9,986,587
Wilshire 5000 IndexSM Fund	3,009,550	40,849,877
Wilshire Large Cap Core 130/30 Fund	385,656,538	429,395,597

For Wilshire Large Cap Core 130/30 Fund, short sales and purchases to cover were $123,230,023 and $136,266,927, respectively.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2010

6. Significant Shareholder Activity.

On December 31, 2010, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (2 omnibus shareholders)	61%
Large Company Value Portfolio (1 omnibus shareholder)	86%
Small Company Growth Portfolio (2 omnibus shareholders)	64%
Small Company Value Portfolio (3 omnibus shareholders)	77%
Wilshire 5000 IndexSM Fund (4 omnibus shareholders)	68%
Wilshire Large Cap Core 130/30 Fund (2 omnibus shareholders)	95%

7. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2010, the following Portfolios had post-October capital loss deferrals as follows:

Portfolio	Capital Losses
Large Company Value Portfolio	$136,787
Wilshire 5000 IndexSM Fund	862,255

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2010

The federal tax cost, unrealized appreciation and depreciation at December 31, 2010 for each Portfolio are as follows (excluding securities sold short):

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Company Growth Portfolio	$145,526,429	$50,445,563	$(3,897,046)	$46,548,517
Large Company Value Portfolio	30,041,944	6,212,382	(1,691,259)	4,521,123
Small Company Growth Portfolio	5,537,770	2,192,343	(155,009)	2,037,334
Small Company Value Portfolio	11,131,553	3,114,594	(429,936)	2,684,658
Wilshire 5000 IndexSM Fund	104,808,672	67,627,114	(12,817,198)	54,809,916
Wilshire Large Cap Core 130/30 Fund	220,646,968	42,132,295	(15,919,303)	26,212,992

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Portfolios as well as PFIC mark-to-market on the Small Company Growth Portfolio, Small Company Value Portfolio, and the Wilshire 5000 IndexSM Fund.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2010, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2011	2012	2013	2016	2017	2018
Large Company Growth Portfolio	$—	$—	$—	$—	$27,205,512	$—
Large Company Value Portfolio	—	—	—	9,570,341	6,732,493	—
Small Company Growth Portfolio	—	—	—	1,182,838	1,303,772	—
Small Company Value Portfolio	—	—	—	2,000,850	2,132,218	—
Wilshire 5000 IndexSM Fund	3,810,802	5,509,772	108,266	9,735,193	30,139,483	2,464

During the year ended December 31, 2010, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire Large Cap Core 130/30 Fund utilized capital loss carryforwards of $17,253,936, $1,910,088, $745,644, $758,200, and $7,700,429, respectively, to offset capital gains.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2010

The tax character of distributions declared were:

Portfolio	2010 Ordinary Income	2010 Capital Gains	2010 Return of Capital	2009 Ordinary Income	2009 Capital Gains	2009 Return of Capital
Large Company Growth Portfolio	$352,731	$—	$12,146	$245,689	$—	$11,747
Large Company Value Portfolio	175,536	—	1,913	233,277	—	1,139
Small Company Value Portfolio	105,261	—	—	74,573	—	983
Wilshire 5000 IndexSM Fund	2,127,746	—	—	2,497,973	—	—
Wilshire Large Cap Core 130/30 Fund	1,985,225	1,326,676	—	869,604	—	13,078

At December 31, 2010, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire Large Cap Core 130/30 Fund
Undistributed ordinary income	$—	$—	$—	$14,896	$74,180	$2,749,633
Undistributed long-term capital gain	—	—	—	—	—	863,851
Capital loss carryforwards	(27,205,512)	(16,302,834)	(2,486,610)	(4,133,068)	(49,305,980)	—
Post October losses	—	(136,787)	—	—	(862,255)	—
Unrealized appreciation	46,548,517	4,521,123	2,037,334	2,684,658	54,809,916	18,285,012
Total distributable earnings/ (accumulated losses)	$19,343,005	$(11,918,498)	$(449,276)	$(1,433,514)	$4,715,861	$21,898,496

8. Reclassifications

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The permanent differences are primarily attributable to the net realized gain on sale of partnerships, PFIC capital gain to ordinary income, write-off of net operating losses and the recharacterization of distributions. As of December 31, 2010, the reclassifications were as follows:

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2010

Portfolio	Decrease Paid-in Capital	Increase Undistributed Net Investment Income	Increase/(Decrease) Realized Capital Gains
Large Company Growth Portfolio	$(12,146)	$12,146	$—
Large Company Value Portfolio	(1,913)	2,088	(175)
Small Company Growth Portfolio	(22,949)	22,949	—
Small Company Value Portfolio	—	795	(795)
Wilshire 5000 IndexSM Fund	(2,960,736)	13,057	2,947,679
Wilshire Large Cap Core 130/30 Fund	—	981,613	(981,613)

9. In-Kind Transfer.

On October 8, 2009, the Wilshire Large Cap Core 130/30 Fund received an in-kind contribution from the Wilshire Variable Insurance Trust Equity Fund. The in-kind contribution consisted of $83,027,097 of securities transferred at value and $8,060,000 of cash. As a result of the in-kind contribution the Wilshire Large Cap Core 130/30 Fund Institutional Class issued 11,693,957 shares and 1,135,211 shares as a result of the contribution of securities and cash, respectively.

10. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Recent Accounting Pronoucement.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

12. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Mutual Funds, Inc. Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Wilshire Mutual Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the condensed schedules of investments of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio and the schedule of investments of Wilshire Large Cap Core 130/30 Fund and the schedule of securities sold short of Wilshire Large Cap Core 130/30 Fund (constituting Wilshire Mutual Funds, Inc., hereafter referred to as the “Portfolios”) and the related statements of operations, of changes in net assets and of cash flows of Wilshire Large Cap Core 130/30 Fund and the financial highlights present fairly, in all material respects, the financial position of the Portfolios at December 31, 2010 and the results of each of their operations, the changes in each of their net assets, the cash flows of Wilshire Large Cap Core 130/30 Fund and each of their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 1, 2011

Wilshire Mutual Funds, Inc. Additional Fund Information

The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR
Lawrence E. Davanzo, 57(2)	Director	Since 2005	President, Wilshire Associates Incorporated, October 2007-Present; Senior Managing Director, October 2004-October 2007, Wilshire Associates Incorporated; President, 2005- Present, Wilshire Variable Insurance Trust; Managing Director, August 2004-October 2004, Guggenheim Partners, independent investor, August 2001-August 2004.	15	Wilshire Variable Insurance Trust (9 Funds); Wilshire Associates Incorporated

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
Margaret M. Cannella, 59	Director	Since 2011	Adjunct Professor, Columbia Business School. Formerly, Managing Director, Head, Global Credit Research and Corporate Strategy, JPMorgan Securities, Inc. and Managing Director, Head US Corporate Research, JP Morgan Securities, Inc.	15
Wilshire Variable Insurance Trust, Inc. (9 Funds); Schroder Series Trust; Schroder Global Series Trust; Schroder Capital Funds (Delaware); CHF Finance International (for profit joint venture of the World Bank and CHF); Advanced Pierre Foods; Princeton-in-Asia

Roger A. Formisano, 62	Director	Since 2006	Vice President, University Medical Foundation, 2006- Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	15	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (9 Funds)

Richard A. Holt, 68	Director	Since 2006	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management.	15	Wilshire Variable Insurance Trust (9 Funds)

Suanne K. Luhn, 55	Director	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	15	Wilshire Variable Insurance Trust (9 Funds)

Harriet A. Russell, 68	Director	Since 2006	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School.	15	Greater Cincinnati Credit Union Board; Wilshire Variable Insurance Trust (9 Funds)

George J. Zock, 60	Director, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003).	15	Wilshire Variable Insurance Trust (9 Funds)

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
OFFICERS
Jamie B. Ohl, 45	President	Since 2010	Chief Operating Officer and Managing Director, Wilshire Funds Management since 2010; Senior Vice President and Director of the Retirement Plans Group, Hartford Life Insurance Co. from 2006-2010.	N/A	N/A

Aaron W.L. Eubanks, 48	Chief Compliance Officer	Since 2009	Chief Compliance Officer and Managing Director, Wilshire Associates, Incorporated (since 2009). Chief Operating Officer and Chief Compliance Officer, Provident Investment Counsel (1992-2009)	N/A	N/A

Reena S. Lalji, 39	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated (Since 2009); Senior Counsel, Royal Bank of Canada (2003 – 2008)	N/A	N/A

James E. St. Aubin, 33	Vice President	Since 2009	Senior Portfolio Manager in Wilshire's Funds Management Group. 2004 – 2008, Senior Consultant at Ibbotson Associates – a division Morningstar Inc.	N/A	N/A

Helen Thompson, 43	Vice President	Since 2008
Managing Director, Wilshire Associates Incorporated. (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003), First Quadrant Limited
				N/A	N/A

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
OFFICERS
Michael Wauters, 45	Treasurer	Since 2009	Controller, Wilshire Associates Incorporated (since 2009); Assistant Vice President- Financial Operations, Pacific Life Insurance Company (2000-2009)	N/A	N/A

Victor Zhang, 38	Vice President	Since 2009
Head of Portfolio Management, Member of Wilshire Funds Management Investment Committee, Wilshire Associates Incorporated, January 2006 to Present; Director of Investments, Harris myCFO Investment Advisory Services, LLC, 2001 to 2006.
				N/A	N/A

(1)
Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 70th birthday. Officers are elected by the board on an annual basis to serve until their successors have been elected and qualified.

(2)	Mr. Davanzo is an interested person because of his position with the company’s investment adviser, Wilshire Associates Incorporated.

The Company’s Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, upon request, by calling 1-888-200-6796.

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Tax Information (Unaudited)

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Portfolio	100.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	100.00%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire Large Cap Core 130/30 Fund	89.55%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Portfolios listed below designate the following percentages of their income dividends distributed in 2006 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Portfolio	100.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	100.00%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire Large Cap Core 130/30 Fund	87.77%

Pursuant to the American Jobs Creation Act of 2004, the Funds listed below designate the following percentages of income distributions as qualified interest income that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	0.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	0.00%
Wilshire 5000 IndexSM Fund	0.00%
Wilshire Large Cap Core 130/30 Fund	0.00%

Wilshire Mutual Funds, Inc. Tax Information - (Continued)

Pursuant to the American Jobs Creation Act of 2004, the Funds listed below designate the following percentages of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	0.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	0.00%
Wilshire 5000 IndexSM Fund	0.00%
Wilshire Large Cap Core 130/30 Fund	0.00%

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements

During the six months ended December 31, 2010, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the renewal for an additional one-year term of the Company’s advisory agreement (the “Advisory Agreement”) with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) with respect to each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index Fund and Wilshire Large Cap Core 130/30 Fund (the “Funds”). The Board also approved the renewal for additional one-year terms of Wilshire’s Subadvisory Agreements with the Company’s subadvisers: Acadian Asset Management, Inc. (“Acadian”) with respect to the Large Company Value Portfolio, AXA Rosenberg Investment Management, LLC (“AXA Rosenberg”) with respect to the Wilshire Large Cap Core 130/30 Fund, Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) with respect to each of the Small Company Value Portfolio, Small Company Growth Portfolio, Large Company Growth Portfolio and Wilshire 5000 Index Fund, NWQ Investment Management Company, LLC (“NWQ”) with respect to the Small Company Value Portfolio, Pzena Investment Management, LLC (“Pzena”) with respect to the Small Company Value Portfolio, Ranger Investment Management, L.P. (“Ranger”) with respect to the Small Company Growth Portfolio, Systematic Financial Management, L.P. (“Systematic”) with respect to the Wilshire Large Company Value Portfolio, TWIN Capital Management, Inc. (“TWIN”) with respect to the Wilshire Large Cap Core 130/30 Fund, and Victory Capital Management, Inc. (“Victory”) with respect to the Wilshire Large Company Growth Portfolio. In the following text, the subadvisers are referred to as “Subadvisers” and the Subadvisory Agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of the Advisory Agreement and each of the Subadvisory Agreements. In connection with its deliberations regarding the continuation of their relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the existing advisory arrangements; with respect to Wilshire, comparative fees and expense ratios; the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) met with counsel in private sessions at which no representatives of Wilshire were present and discussed renewal of the Subadvisory Agreements with management and in private session with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the separate vote of the Independent Directors. In deciding to approve renewal of the Advisory Agreement and the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Continued)

Information Requested and Received

The Board, including all the Independent Directors, considered the renewal of the Subadvisory Agreements pursuant to a process that concluded at the Board’s August 21, 2010 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board’s December 3, 2010 meeting, in each case following an extensive process. At the direction of the Independent Directors, counsel to the Company and the Independent Directors sent a memorandum to the Adviser requesting information regarding the Subadvisory Agreements and the Advisory Agreement to be provided to the Directors in advance of meetings of the Contract Review Committee (which is comprised of all the Independent Directors) held on August 26, 2010 and December 2, 2010, respectively.

In response to the requests for information, the Directors received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct database (“Morningstar”); (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (vii) benefits realized by the Adviser from its relationship with each Fund. The Directors received information from the Adviser regarding the factors underlying the recommendations to continue each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Subadviser in connection with the Fund, (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients, and (vii) benefits realized by the Subadviser from its relationship with the Fund. At each meeting, the Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on August 26, 2010 and December 2, 2010, respectively, to discuss the information provided. With respect to Wilshire and as a part of its evaluation, it considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which also met on December 2, 2010 to review the data Wilshire had prepared on performance. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew the Advisory and Subadvisory Agreements and recommended to the Board that the Advisory and Subadvisory Agreements be renewed. At its meeting on August 27, 2010 and December 3, 2010, as applicable, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Continued)

Nature, Extent and Quality of Services — Wilshire

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided by the Adviser to the Small Company Growth and Small Company Value Portfolios through voluntary expense caps and to the Wilshire Large Cap Core 130/30 through an expense limitation agreement. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

The Board reviewed information on the performance of each Fund for the annualized one-, three-, five- and ten-year periods ended September 30, 2010, as applicable, along with performance information of a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods and in comparison to its benchmark. For the Large Company Growth Portfolio, Small Company Growth Portfolio and Wilshire 5000 Index Fund, the Board determined that each Fund met or exceeded acceptable levels of performance as compared to their respective peer groups and benchmarks for all time periods. For the Large Company Value Portfolio, the Board determined that performance was satisfactory based upon competitive performance with its peer group for all time periods and with its benchmark for the one- and ten-year periods. For the Small Company Value Portfolio, the Board noted that although the Fund underperformed its peer group during the one- and ten-year periods and its benchmark for the one-, three-, and five-year periods, the Fund’s performance was satisfactory as compared to its peer group during the three- and five-year periods. For the Wilshire Large Cap Core 130/30 Fund, the Board noted the Fund underperformed the median of its peer group and underperformed its benchmark for the one-year period, but took into consideration the steps taken by the Adviser to address performance issues by engaging new subadvisers for the Fund, effective March 2010.

Advisory Fees

The Board reviewed each Fund’s advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. The Board determined that the advisory fee for each Fund was within a competitive range, with the exception of the Large Company Value Portfolio. The Board considered that, although the Large Company Value Portfolio has a relatively high advisory fee in comparison to its peer group, the Fund is the smallest

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Continued)

fund in its peer group and that, relative to the peer group funds with assets below $250 million, the Fund’s advisory fee was within a competitive range. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other registered investment companies advised by the Adviser and similar to certain Funds and determined such fees were comparable to those of the applicable Funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund’s asset size, each Fund’s expense ratio, the voluntary expense caps in place for the Small Company Growth and Small Company Value Portfolios, the expense limitation agreement in place for the Wilshire Large Cap Core 130/30 Fund and whether the investment process produced economies of scale. The Board concluded that each Fund’s advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits — Wilshire

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Nature, Extent and Quality of Services — Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadviser’s compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser was providing reasonable services and recommended that each Subadvisory Agreement for each Fund be continued.

The Board reviewed information comparing each Subadviser’s gross investment performance to a relevant benchmark. Based upon all relevant factors, the Board determined to approve the Subadvisory Agreement with Acadian, with respect to the Large Company Value Portfolio, although the Fund underperformed for the annualized one-year period ended June 30, 2010 and for the inception-to-date period (since October 31, 2007), noting that the Adviser is satisfied with the level of services provided

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Continued)

by Acadian and performance is in line with the Adviser’s expectations given market conditions. The Board concluded that the investment performance of LA Capital, with respect to the Small Company Growth, Small Company Value and Large Company Growth Portfolios, met or exceeded acceptable levels of investment performance, and therefore, was satisfactory. The Board also determined that although LA Capital underperformed with respect to the Wilshire 5000 Index Fund, its performance only slightly lagged its benchmark and, therefore concluded that investment performance was satisfactory. With respect to NWQ and Ranger’s performance for the Small Company Value Portfolio, the Board determined that although these Subadvisers underperformed for the annualized three-year period ended June 30, 2010, outperformance for the annualized one-year and five-year periods ended June 30, 2010 resulted in a conclusion that performance was satisfactory. The Board determined that, although Pzena with respect to the Large Company Value Portfolio had underperformed for the annualized three-year period ended June 30, 2010, outperformance for the annualized one-year period ended June 30, 2010 resulted in the conclusion that performance was satisfactory. The Board also determined that although TWIN, with respect to the Wilshire Large Cap Core 130/30 Fund, had underperformed for the inception-to-date period (since November 30, 2007), outperformance for the annualized one-year period ended June 30, 2010 resulted in a conclusion that overall performance was satisfactory. The Board concluded that, although Systematic’s performance with respect to the Large Company Value Portfolio trailed that of its benchmark for the annualized one-year period ended June 30, 2010, inception-to-date outperformance (since October 31, 2007) resulted in a conclusion that performance was satisfactory. Although AXA, with respect to the Large Cap Core 130/30 Fund, underperformed for the one-year annualized period ended June 30, 2010 and the inception-to-date period (since November 30, 2007), the Board determined to approve continuation of the Subadvisory Agreement as it awaits Wilshire’s further analysis on AXA’s performance while AXA addresses organizational issues. Furthermore, the Board considered that AXA currently has been allocated 0% of the Fund’s assets.

Subadvisory Fees

The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee was deemed reasonable by the Board.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than were charged to their Other Clients. For the Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements (Continued)

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

Economies of Scale — Subadvisers

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits — Subadvisers

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser’s soft dollar practices, as applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each Subadvisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each Fund.

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Wilshire Mutual Funds, Inc. Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•
Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilshirefunds.com for additional copies of this policy.

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
www.wilfunds.com

WIL-AR-001-0300

Item 2.	Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, the code of ethics was amended to address changes in the registrant’s covered officers.

(d)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one “audit committee financial expert” (as defined by Item 3 of Form N-CSR) serving on its audit committee. Mr. Roger A. Formisano, the Registrant’s audit committee financial expert, is “independent,” for purposes of Item 3 of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $157,738 for 2009 and $168,700 for 2010.

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2010.

Tax Fees

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $25,413 for 2009 and $22,325 for 2010. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2010.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

Pursuant to Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b)         Not Applicable

                (c)         0%

                (d)         Not Applicable

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was (0%) zero percent.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,129,744 for 2009 and $789,665 for 2010.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core 130/30 Fund is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	December 31, 2010
Schedule of Investments
Shares		Value

COMMON STOCK — 99.1%††
Consumer Discretionary — 17.7%
1,290	Abercrombie & Fitch Co., Class A	$74,343
23,116	Amazon.com, Inc. †	4,160,880
11,630	American Eagle Outfitters, Inc.	170,147
35,947	Apollo Group, Inc., Class A †	1,419,547
130	Autoliv, Inc. SDR	10,262
60	AutoZone, Inc. †	16,355
1,400	Brinker International, Inc.	29,232
26,290	Burberry Group PLC ADR	922,779
26,100	Cablevision Systems Corp., Class A	883,224
13,500	CBS Corp., Class B	257,175
10,400	Chico's FAS, Inc.	125,112
510	Chipotle Mexican Grill, Inc., Class A †	108,457
12,000	Coach, Inc.	663,720
31,595	Dick's Sporting Goods, Inc. †	1,184,812
6,544	Discovery Communications, Inc., Class A †	272,885
21,320	Discovery Communications, Inc., Class C †	782,231
15,500	DISH Network Corp., Class A †	304,730
22,500	Dollar Tree, Inc. †	1,261,800
4,900	Expedia, Inc.	122,941
10,200	Ford Motor Co. †	171,258
5,400	Fortune Brands, Inc.	325,350
20,800	Gap, Inc. (The)	460,512
7,950	Garmin, Ltd.	246,371
13,400	Gentex Corp.	396,104
5,700	Guess?, Inc.	269,724
700	H&R Block, Inc.	8,337
12,200	Harley-Davidson, Inc.	422,974
5,500	International Game Technology	97,295
8,400	Interpublic Group of Cos., Inc. (The) †	89,208
25,000	Johnson Controls, Inc.	955,000
6,610	Kohl's Corp. †	359,187
7,300	Las Vegas Sands Corp. †	335,435
3,900	Lear Corp. †	384,969
17,900	Leggett & Platt, Inc.	407,404
14,150	Ltd. Brands, Inc.	434,829
1,800	Marriott International, Inc., Class A	74,772
4,400	Mattel, Inc.	111,892
28,018	McDonald's Corp.	2,150,662
2,300	Morningstar, Inc.	122,084
8,975	NetFlix, Inc. †	1,576,907
4,600	Newell Rubbermaid, Inc.	83,628
800	News Corp., Class A	11,648
4,000	Nordstrom, Inc.	169,520
7,100	Omnicom Group, Inc.	325,180
1,100	PetSmart, Inc.	43,802
1,000	Phillips-Van Heusen Corp.	63,010
4,910	priceline.com, Inc. †	1,961,791
5,200	RadioShack Corp.	96,148
1,300	Royal Caribbean Cruises, Ltd. †	61,100
15,100	Scripps Networks Interactive, Inc., Class A	781,425
2,500	Starbucks Corp.	80,325
27,900	Starwood Hotels & Resorts Worldwide, Inc.	1,695,762
217	Strayer Education, Inc.	33,032
58,936	Target Corp.	3,543,822
700	Time Warner Cable, Inc., Class A	46,221
3,500	Time Warner, Inc.	112,595
2,281	TJX Companies, Inc.	101,254
1,150	Tractor Supply Co.	55,764
20,777	Urban Outfitters, Inc. †	744,024

Shares		Value
Consumer Discretionary (continued)
7,200	Virgin Media, Inc.	$196,128
30,923	Walt Disney Co. (The)	1,159,921
10,100	Weight Watchers International, Inc.	378,649
5,900	Williams-Sonoma, Inc.	210,571
1,010	Wynn Resorts, Ltd.	104,878
		34,231,104
Consumer Staples — 7.7%
16,172	Altria Group, Inc.	398,155
19,668	Avon Products, Inc.	571,552
23,334	Coca-Cola Co. (The)	1,534,677
26,798	Costco Wholesale Corp.	1,935,084
16,504	Diageo PLC ADR	1,226,743
33,542	General Mills, Inc.	1,193,760
6,700	Herbalife, Ltd.	458,079
4,974	Lorillard, Inc.	408,166
11,900	Mead Johnson Nutrition Co., Class A	740,775
16,046	PepsiCo, Inc.	1,048,285
63,110	Philip Morris International, Inc.	3,693,828
9,400	Procter & Gamble Co. (The)	604,702
2,200	Sysco Corp.	64,680
19,097	Wal-Mart Stores, Inc.	1,029,901
1,490	Whole Foods Market, Inc.	75,379
		14,983,766
Energy — 10.2%
11,020	Alpha Natural Resources, Inc. †	661,531
24,049	Anadarko Petroleum Corp.	1,831,572
8,940	Arch Coal, Inc.	313,436
8,600	Atlas Energy, Inc. †	378,142
25,500	Cameron International Corp. †	1,293,615
7,900	Cobalt International Energy, Inc. †	96,459
5,100	Concho Resources, Inc. †	447,117
1,010	Continental Resources, Inc. †	59,438
3,380	Core Laboratories NV	300,989
3,700	Dresser-Rand Group, Inc. †	157,583
40,718	Exxon Mobil Corp.	2,977,300
31,520	Frontline, Ltd.	799,662
4,000	Halliburton Co.	163,320
4,200	Holly Corp.	171,234
100	Massey Energy Co.	5,365
7,995	Noble Energy, Inc.	688,210
13,100	Occidental Petroleum Corp.	1,285,110
2,800	Oceaneering International, Inc. †	206,164
1,400	Oil States International, Inc. †	89,726
5,300	Patterson-UTI Energy, Inc.	114,215
87,206	Petrohawk Energy Corp. †	1,591,510
19,500	Quicksilver Resources, Inc. †	287,430
32,307	Schlumberger, Ltd.	2,697,635
2,700	SM Energy Co.	159,111
3,600	Spectra Energy Corp.	89,964
2,200	Superior Energy Services, Inc. †	76,978
4,900	Tidewater, Inc.	263,816
1,600	Ultra Petroleum Corp. †	76,432
98,595	Weatherford International, Ltd. †	2,247,966
1,560	Whiting Petroleum Corp. †	182,816
		19,713,846
Financials — 4.9%
36,994	Bank of America Corp.	493,500
1,350	BlackRock, Inc., Class A	257,283
71,500	Charles Schwab Corp. (The)	1,223,365
3,800	Endurance Specialty Holdings, Ltd.	175,066
7,299	Goldman Sachs Group, Inc. (The)	1,227,400
5,537	IntercontinentalExchange, Inc. †	659,733
2,900	Marsh & McLennan Cos., Inc.	79,286
1,820	PartnerRe, Ltd.	146,237

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	December 31, 2010
Schedule of Investments

Shares		Value
Financials (continued)
24,620	Protective Life Corp.	$655,877
95,301	TD Ameritrade Holding Corp.	1,809,766
500	Ventas, Inc.	26,240
32,220	Visa, Inc., Class A	2,267,644
6,600	Waddell & Reed Financial, Inc., Class A	232,914
9,700	Washington Federal, Inc.	164,124
		9,418,435
Health Care — 9.7%
1,700	Alere, Inc. †	62,220
12,250	Alexion Pharmaceuticals, Inc. †	986,737
26,200	Allergan, Inc.	1,799,154
13,400	Allscripts Healthcare Solutions, Inc. †	258,218
3,268	Becton Dickinson and Co.	276,212
28,060	Bristol-Myers Squibb Co.	743,029
1,600	Brookdale Senior Living, Inc., Class A †	34,256
37,477	Celgene Corp. †	2,216,390
1,300	Cerner Corp. †	123,162
1,958	DENTSPLY International, Inc.	66,905
7,800	Eli Lilly & Co.	273,312
30,900	Express Scripts, Inc., Class A †	1,670,145
46,590	Gilead Sciences, Inc. †	1,688,421
3,200	Hill-Rom Holdings, Inc.	125,984
314	IDEXX Laboratories, Inc. †	21,735
4,283	Intuitive Surgical, Inc. †	1,103,943
18,578	Johnson & Johnson	1,149,049
1,117	Laboratory Corp. of America Holdings †	98,207
1,301	Mednax, Inc. †	87,544
18,074	Medtronic, Inc.	670,365
40,096	Myriad Genetics, Inc. †	915,793
35,765	NuVasive, Inc. †	917,372
790	Omnicare, Inc.	20,058
4,613	Patterson Cos., Inc.	141,296
18,850	Perrigo Co.	1,193,770
866	ResMed, Inc. †	29,998
3,800	Techne Corp.	249,546
31,696	WellPoint, Inc. †	1,802,235
		18,725,056
Industrials — 10.8%
11,001	3M Co.	949,386
2,400	Bucyrus International, Inc., Class A	214,560
12,800	Caterpillar, Inc.	1,198,848
5,000	CH Robinson Worldwide, Inc.	400,950
5,700	Crane Co.	234,099
2,800	CSX Corp.	180,908
3,460	Cummins, Inc.	380,634
4,100	Deere & Co.	340,505
300	Donaldson Co., Inc.	17,484
2,000	Emerson Electric Co.	114,340
35,400	Expeditors International of Washington, Inc.	1,932,840
13,500	Fastenal Co.	808,785
300	FedEx Corp.	27,903
16,431	Fluor Corp.	1,088,718
2,100	General Cable Corp. †	73,689
25,695	General Dynamics Corp.	1,823,317
10,869	Goodrich Corp.	957,233
6,720	Graco, Inc.	265,104
1,100	Honeywell International, Inc.	58,476
3,839	Hubbell, Inc., Class B	230,839
4,664	Illinois Tool Works, Inc.	249,058
3,881	ITT Corp.	202,239
15,000	JB Hunt Transport Services, Inc.	612,150
7,989	Joy Global, Inc.	693,046
900	KAR Auction Services, Inc. †	12,420

Shares		Value
Industrials (continued)
10,670	Manitowoc Co., Inc. (The)	$139,884
3,700	Navistar International Corp. †	214,267
1,300	Norfolk Southern Corp.	81,666
4,010	Oshkosh Corp. †	141,312
1,500	Owens Corning †	46,725
4,000	PACCAR, Inc.	229,680
29,119	Pentair, Inc.	1,063,135
300	Regal-Beloit Corp.	20,028
6,300	Rockwell Automation, Inc.	451,773
35,906	Terex Corp. †	1,114,522
51,543	Textron, Inc.	1,218,477
900	TransDigm Group, Inc. †	64,809
20,000	Union Pacific Corp.	1,853,200
8,800	United Parcel Service, Inc., Class B	638,704
3,229	United Technologies Corp.	254,187
12,100	Verisk Analytics, Inc., Class A †	412,368
		21,012,268
Information Technology — 32.4%
26,492	Acme Packet, Inc. †	1,408,315
3,899	Altera Corp.	138,726
5,610	ANSYS, Inc. †	292,113
35,518	Apple, Inc. †	11,456,686
58,500	ARM Holdings PLC ADR	1,213,875
5,650	AVX Corp.	87,180
13,363	Baidu, Inc. ADR †	1,289,930
4,479	BMC Software, Inc. †	211,140
16,245	Broadcom Corp., Class A	707,470
11,800	Broadridge Financial Solutions, Inc.	258,774
6,100	Brocade Communications Systems, Inc. †	32,269
30,000	Cadence Design Systems, Inc. †	247,800
22,931	Cisco Systems, Inc. †	463,894
29,400	Citrix Systems, Inc. †	2,011,254
32,600	Cognizant Technology Solutions Corp., Class A †	2,389,254
10,000	Compuware Corp. †	116,700
1,400	CoreLogic, Inc.	25,928
21,275	Cree, Inc. †	1,401,810
4,900	Cypress Semiconductor Corp. †	91,042
8,000	Diebold, Inc.	256,400
1,977	Dolby Laboratories, Inc., Class A †	131,866
4,940	DST Systems, Inc.	219,089
4,910	EchoStar Corp., Class A †	122,603
16,400	EMC Corp. †	375,560
270	Equinix, Inc. †	21,940
18,150	F5 Networks, Inc. †	2,362,404
1,100	Factset Research Systems, Inc.	103,136
200	First Solar, Inc. †	26,028
1,311	FLIR Systems, Inc. †	39,002
8,510	Google, Inc., Class A †	5,054,685
81,330	Intel Corp.	1,710,370
23,753	International Business Machines Corp.	3,485,991
18,200	Intersil Corp., Class A	277,914
5,130	Itron, Inc. †	284,458
53,775	Juniper Networks, Inc. †	1,985,373
20,100	Lender Processing Services, Inc.	593,352
800	Linear Technology Corp.	27,672
141,396	Marvell Technology Group, Ltd. †	2,622,896
1,900	McAfee, Inc. †	87,989
163,544	Microsoft Corp.	4,566,148
10,000	National Instruments Corp.	376,400
113,646	Oracle Corp.	3,557,120
7,800	Paychex, Inc.	241,098
11,490	Polycom, Inc. †	447,880
18,750	QLogic Corp. †	319,125
94,999	QUALCOMM, Inc.	4,701,500

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	December 31, 2010
Schedule of Investments

Shares		Value
Information Technology (continued)
15,240	Rambus, Inc. †	$312,115
1,300	Salesforce.com, Inc. †	171,600
6,700	Tech Data Corp. †	294,934
11,100	Teradyne, Inc. †	155,844
22,101	Texas Instruments, Inc.	718,282
1,900	VeriSign, Inc.	62,073
8,650	Vishay Intertechnology, Inc. †	126,982
24,035	VistaPrint NV †	1,105,610
730	WebMD Health Corp., Class A †	37,274
76,477	Western Union Co. (The)	1,420,178
40,400	Yahoo!, Inc. †	671,852
		62,918,903
Materials — 5.0%
2,100	Air Products & Chemicals, Inc.	190,995
6,800	AK Steel Holding Corp.	111,316
4,200	Cabot Corp.	158,130
5,200	Compass Minerals International, Inc.	464,204
2,800	Cytec Industries, Inc.	148,568
5,390	Domtar Corp.	409,209
17,442	Dow Chemical Co. (The)	595,470
18,219	Ecolab, Inc.	918,602
12,997	Freeport-McMoRan Copper & Gold, Inc.	1,560,810
5,000	Greif, Inc., Class A	309,500
4,831	Monsanto Co.	336,431
3,000	Mosaic Co. (The)	229,080
1,600	Nalco Holding Co.	51,104
10,200	Newmont Mining Corp.	626,586
4,200	Packaging Corp. of America	108,528
8,350	Potash Corp. of Saskatchewan, Inc.	1,292,830
6,800	Praxair, Inc.	649,196
12,100	RPM International, Inc.	267,410
20,600	Southern Copper Corp.	1,004,044
2,180	Temple-Inland, Inc.	46,303
1,150	Walter Energy, Inc.	147,016
		9,625,332
Telecommunication Services — 0.7%
22,270	Frontier Communications Corp.	216,687
161,100	Qwest Communications International, Inc.	1,225,971
100	Verizon Communications, Inc.	3,578
		1,446,236
Total Common Stock (Cost $143,418,686)	192,074,946

Total Investments — 99.1%
(Cost $143,418,686)	192,074,946
Other Assets & Liabilities, Net — 0.9%	1,836,033
NET ASSETS — 100.0%	$193,910,979

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR — American Depositary Receipt
PLC — Public Limited Company
SDR — Swedish Depositary Receipt

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	December 31, 2010
Schedule of Investments

Shares		Value

COMMON STOCK — 98.8%††
Consumer Discretionary — 10.9%
3,217	Autoliv, Inc. SDR	$253,950
94	AutoZone, Inc. †	25,623
4,500	CBS Corp., Class B	85,725
18,995	Comcast Corp. Special, Class A	417,320
91	Dillard's, Inc., Class A	3,453
448	Flexsteel Industries	7,921
3,400	Ford Motor Co. †	57,086
3,900	Fortune Brands, Inc.	234,975
1,100	General Motors Co. †	40,546
2,665	ITT Educational Services, Inc. †	169,734
12,575	J.C. Penney Co., Inc.	406,298
107	Jo-Ann Stores, Inc. †	6,444
2,300	Lear Corp. †	227,033
3,900	Macy's, Inc.	98,670
2,800	News Corp., Class A	40,768
7,700	Omnicom Group, Inc.	352,660
4,345	Oxford Industries, Inc.	111,275
2,900	Phillips-Van Heusen Corp.	182,729
2,800	Pre-Paid Legal Services, Inc. †	168,700
172	Quiksilver, Inc. †	872
1,000	Signet Jewelers, Ltd. †	43,400
4,303	TRW Automotive Holdings Corp. †	226,768
4,044	VF Corp.	348,512
3,700	Viacom, Inc., Class B	146,557
5,000	Wyndham Worldwide Corp.	149,800
		3,806,819
Consumer Staples — 2.8%
1,712	Avon Products, Inc.	49,751
9,822	Central Garden and Pet Co., Class A †	97,041
1,800	Coca-Cola Co. (The)	118,386
6,700	Constellation Brands, Inc., Class A †	148,405
2,673	John B. Sanfilippo & Son, Inc. †	33,252
596	Oil-Dri Corp. of America	12,808
1,550	Procter & Gamble Co. (The)	99,712
1,800	Reynolds American, Inc.	58,716
359	Schiff Nutrition International, Inc.	3,259
14,948	Tyson Foods, Inc., Class A	257,405
2,700	Walgreen Co.	105,192
		983,927
Energy — 12.5%
2,075	Apache Corp.	247,402
7,050	BP PLC ADR	311,398
11,600	Chevron Corp.	1,058,500
8,336	ConocoPhillips	567,682
7,113	Devon Energy Corp.	558,442
7,898	Exxon Mobil Corp.	577,502
2,800	Hess Corp.	214,312
3,000	McDermott International, Inc. †	62,070
1,200	National Oilwell Varco, Inc.	80,700
2,300	Newfield Exploration Co. †	165,853
1,075	Occidental Petroleum Corp.	105,457
823	SEACOR Holdings, Inc.	83,197
8,100	Valero Energy Corp.	187,272
1,250	Whiting Petroleum Corp. †	146,488
		4,366,275
Financials — 29.9%
10,313	ACE, Ltd.	641,984
1,900	Aflac, Inc.	107,217
5,450	Allstate Corp. (The)	173,746
2,250	Ameriprise Financial, Inc.	129,487
18,496	Annaly Capital Management, Inc.	331,448

Shares		Value
Financials (continued)
2,099	Aspen Insurance Holdings, Ltd.	$60,073
8,219	Assurant, Inc.	316,596
10,750	Axis Capital Holdings, Ltd.	385,710
19,950	Bank of America Corp.	266,133
2,400	Calamos Asset Management, Inc., Class A	33,600
9,303	Capital One Financial Corp.	395,936
2,048	Chubb Corp.	122,143
197,574	Citigroup, Inc. †	934,525
2,008	Community Bank System, Inc.	55,762
28,800	Discover Financial Services	533,664
3,276	Everest Re Group, Ltd.	277,870
17,339	Fidelity National Financial, Inc., Class A	237,198
21,562	Fifth Third Bancorp	316,530
4,017	Gladstone Capital Corp.	46,276
1,525	Goldman Sachs Group, Inc. (The)	256,444
9,525	Hartford Financial Services Group, Inc.	252,317
2,600	HCP, Inc.	95,654
4,500	Invesco, Ltd.	108,270
28,168	JPMorgan Chase & Co.	1,194,887
17,700	KeyCorp	156,645
5,025	MetLife, Inc.	223,311
4,675	Morgan Stanley	127,207
2,633	NGP Capital Resources Co.	24,224
8,654	PNC Financial Services Group, Inc.	525,471
2,806	Prosperity Bancshares, Inc.	110,220
2,250	Prudential Financial, Inc.	132,097
1,400	Raymond James Financial, Inc.	45,780
950	Simon Property Group, Inc.	94,516
5,325	State Street Corp.	246,760
6,250	Torchmark Corp.	373,375
1,029	Travelers Cos., Inc. (The)	57,326
22,575	UBS AG	371,810
7,800	Wells Fargo & Co.	241,722
10,800	Willis Group Holdings PLC	374,004
3,500	XL Group PLC, Class A	76,370
		10,454,308
Health Care — 14.5%
7,300	Aetna, Inc.	222,723
5,100	AmerisourceBergen Corp., Class A	174,012
2,700	Amgen, Inc. †	148,230
1,600	Baxter International, Inc.	80,992
4,675	Biogen Idec, Inc. †	313,459
10,783	Bristol-Myers Squibb Co.	285,534
8,955	Cardinal Health, Inc.	343,066
100	CIGNA Corp.	3,666
11,121	Eli Lilly & Co.	389,680
1,955	Endo Pharmaceuticals Holdings, Inc. †	69,813
13,559	Forest Laboratories, Inc. †	433,617
1,500	Gilead Sciences, Inc. †	54,360
3,675	Humana, Inc. †	201,170
1,519	Impax Laboratories, Inc. †	30,547
13,893	Johnson & Johnson	859,282
876	KV Pharmaceutical Co., Class A †	2,233
3,650	Laboratory Corp. of America Holdings †	320,908
800	Medco Health Solutions, Inc. †	49,016
1,500	Novartis AG ADR	88,425
5,300	Pfizer, Inc.	92,803
16,877	UnitedHealth Group, Inc.	609,428
5,825	Zimmer Holdings, Inc. †	312,686
		5,085,650
Industrials — 7.3%
1,800	AGCO Corp. †	91,188
1,650	Caterpillar, Inc.	154,539
24	Chart Industries, Inc. †	811

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	December 31, 2010
Schedule of Investments

Shares		Value
Industrials (continued)
1,882	Courier Corp.	$29,209
425	Cummins, Inc.	46,754
600	Eaton Corp.	60,906
11,300	General Electric Co.	206,677
12,500	Hertz Global Holdings, Inc. †	181,125
1,142	Honeywell International, Inc.	60,709
4,950	L-3 Communications Holdings, Inc.	348,925
22	Layne Christensen Co. †	757
26,325	Masco Corp.	333,275
10,373	Northrop Grumman Corp.	671,963
9,035	Oshkosh Corp. †	318,393
111	Regal-Beloit Corp.	7,410
354	Standard Register Co. (The)	1,207
900	Timken Co.	42,957
100	Tredegar Corp.	1,938
222	VSE Corp.	7,331
		2,566,074
Information Technology — 8.3%
1,400	Accenture PLC, Class A	67,886
32,300	Alcatel-Lucent ADR	95,608
182	Apple, Inc. †	58,706
14,400	Atmel Corp. †	177,408
12,450	CA, Inc.	304,278
14,200	Dell, Inc. †	192,410
3,600	EMC Corp. †	82,440
11,300	Hewlett-Packard Co.	475,730
14	Hutchinson Technology, Inc. †	52
2,321	International Business Machines Corp.	340,630
765	Lexmark International, Inc., Class A †	26,637
3,100	Marvell Technology Group, Ltd. †	57,505
8,199	Microsoft Corp.	228,916
16,800	Motorola Solutions, Inc. †	152,376
90	PRGX Global, Inc. †	570
2,500	Skyworks Solutions, Inc. †	71,575
4,300	Symantec Corp. †	71,982
200	TeleTech Holdings, Inc. †	4,118
11,075	Tyco Electronics, Ltd.	392,055
600	Vishay Intertechnology, Inc. †	8,808
42	Vishay Precision Group, Inc. †	791
9,100	Xerox Corp.	104,832
		2,915,313
Materials — 6.7%
1,400	Agrium, Inc.	128,450
4,400	Alcoa, Inc.	67,716
600	Ball Corp.	40,830
800	Clearwater Paper Corp. †	62,640
5,339	Domtar Corp.	405,337
1,900	EI du Pont de Nemours & Co.	94,772
4,917	Freeport-McMoRan Copper & Gold, Inc.	590,483
5,700	Huntsman Corp.	88,977
7,000	KapStone Paper and Packaging Corp. †	107,100
245	Lubrizol Corp.	26,186
4,475	PPG Industries, Inc.	376,213
3,350	Sherwin-Williams Co. (The)	280,562
550	Walter Energy, Inc.	70,312
		2,339,578
Telecommunication Services — 2.9%
25,004	AT&T, Inc.	734,617
15,500	Qwest Communications International, Inc.	117,955
4,400	Verizon Communications, Inc.	157,432
		1,010,004

Shares		Value
Utilities — 3.0%
4,700	American Water Works Co., Inc.	$118,863
3,600	CMS Energy Corp.	66,960
8,050	Edison International	310,730
3,598	Exelon Corp.	149,821
4,300	NiSource, Inc.	75,766
17,977	Questar Corp.	312,979
		1,035,119
Total Common Stock (Cost $28,791,570)		34,563,067

Total Investments — 98.8%
(Cost $28,791,570)		34,563,067
Other Assets & Liabilities, Net — 1.2%		428,722
NET ASSETS — 100.0%		$34,991,789

† Non-income producing security.
†† More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR — American Depositary Receipt
PLC — Public Limited Company
SDR — Swedish Depositary Receipt

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	December 31, 2010
Schedule of Investments

Shares		Value

COMMON STOCK — 98.4%††
Consumer Discretionary — 18.0%
950	American Axle & Manufacturing Holdings, Inc. †	$12,217
600	American Greetings Corp., Class A	13,296
1,565	America's Car-Mart, Inc. †	42,380
950	Ameristar Casinos, Inc.	14,848
550	AnnTaylor Stores Corp. †	15,065
700	Arbitron, Inc.	29,064
743	Ascena Retail Group, Inc. †	19,630
210	Big 5 Sporting Goods Corp.	3,207
960	BJ's Restaurants, Inc. †	34,013
305	Blue Nile, Inc. †	17,403
100	Bob Evans Farms, Inc.	3,296
1,371	Bravo Brio Restaurant Group, Inc. †	26,282
950	Brown Shoe Co., Inc.	13,233
800	Buckle, Inc. (The)	30,216
1,500	Cato Corp. (The), Class A	41,115
100	CEC Entertainment, Inc. †	3,883
300	Cheesecake Factory, Inc. (The) †	9,198
710	Children's Place Retail Stores, Inc. (The) †	35,244
850	Christopher & Banks Corp.	5,227
44	Churchill Downs, Inc.	1,910
200	Cinemark Holdings, Inc.	3,448
1,650	Cooper Tire & Rubber Co.	38,907
875	Corinthian Colleges, Inc. †	4,559
1,000	Cracker Barrel Old Country Store, Inc.	54,770
1,000	Deckers Outdoor Corp. †	79,740
200	Dillard's, Inc., Class A	7,588
700	Ethan Allen Interiors, Inc.	14,007
1,210	G-III Apparel Group, Ltd. †	42,531
400	Grand Canyon Education, Inc. †	7,836
1,075	Group 1 Automotive, Inc.	44,892
400	J. Crew Group, Inc. †	17,256
500	Jo-Ann Stores, Inc. †	30,110
300	Jones Group, Inc. (The)	4,662
650	Leapfrog Enterprises, Inc., Class A †	3,608
900	Lee Enterprises, Inc. †	2,214
125	Matthews International Corp., Class A	4,373
150	Mediacom Communications Corp., Class A †	1,269
300	Men's Wearhouse, Inc. (The)	7,494
150	Modine Manufacturing Co. †	2,325
700	National CineMedia, Inc.	13,937
1,200	Nutrisystem, Inc.	25,236
750	OfficeMax, Inc. †	13,275
700	Overstock.com, Inc. †	11,536
979	Oxford Industries, Inc.	25,072
400	Panera Bread Co., Class A †	40,484
200	PetMed Express, Inc.	3,562
755	PF Chang's China Bistro, Inc.	36,587
400	Polaris Industries, Inc.	31,208
3,100	Quiksilver, Inc. †	15,717
100	Regis Corp.	1,660
300	Saks, Inc. †	3,210
500	Scholastic Corp.	14,770
850	Sinclair Broadcast Group, Inc., Class A	6,953
200	Skechers U.S.A., Inc., Class A †	4,000
1,425	Sotheby's	64,125
540	Stage Stores, Inc.	9,364
1,586	Steven Madden, Ltd. †	66,168
500	Stewart Enterprises, Inc., Class A	3,345
61	Strayer Education, Inc.	9,285
500	Superior Industries International, Inc.	10,610
550	Talbots, Inc. †	4,686
1,200	Tenneco, Inc. †	49,392

Shares		Value
Consumer Discretionary (continued)
3,370	Texas Roadhouse, Inc., Class A †	$57,863
400	Tupperware Brands Corp.	19,068
200	Valassis Communications, Inc. †	6,470
127	Warnaco Group, Inc. (The) †	6,994
2,360	Wolverine World Wide, Inc.	75,237
900	World Wrestling Entertainment, Inc., Class A	12,816
		1,384,946
Consumer Staples — 1.6%
50	Andersons, Inc. (The)	1,817
200	Casey's General Stores, Inc.	8,502
300	Pricesmart, Inc.	11,409
1,100	Ruddick Corp.	40,524
1,210	TreeHouse Foods, Inc. †	61,819
50	United Natural Foods, Inc. †	1,834
		125,905
Energy — 7.0%
2,482	Approach Resources, Inc. †	57,334
200	Berry Petroleum Co., Class A	8,740
600	Brigham Exploration Co. †	16,344
400	CARBO Ceramics, Inc.	41,416
1,700	Clean Energy Fuels Corp. †	23,528
700	Complete Production Services, Inc. †	20,685
700	Crosstex Energy, Inc.	6,202
200	Dril-Quip, Inc. †	15,544
1,000	Energy XXI Bermuda, Ltd. †	27,670
1,700	Houston American Energy Corp.	30,753
300	James River Coal Co. †	7,599
163	L&L Energy, Inc. †	1,761
200	Lufkin Industries, Inc.	12,478
1,840	McMoRan Exploration Co. †	31,538
600	Newpark Resources, Inc. †	3,696
600	Nordic American Tanker Shipping	15,612
2,010	Petroquest Energy, Inc. †	15,135
298	RAM Energy Resources, Inc. †	548
1,505	Rosetta Resources, Inc. †	56,648
900	Ship Finance International, Ltd.	19,368
1,365	Superior Energy Services, Inc. †	47,761
1,050	USEC, Inc. †	6,321
100	Vaalco Energy, Inc. †	716
500	W&T Offshore, Inc.	8,935
200	Willbros Group, Inc. †	1,964
1,600	World Fuel Services Corp.	57,856
		536,152
Financials — 6.5%
1,900	American Equity Investment Life Holding Co.	23,845
350	Apollo Investment Corp. †	3,875
900	Banco Latinoamericano de Comercio Exterior SA, Class E	16,614
535	BOK Financial Corp.	28,569
100	CBL & Associates Properties, Inc.	1,750
800	CVB Financial Corp.	6,936
100	Highwoods Properties, Inc.	3,185
605	Iberiabank Corp.	35,774
500	LTC Properties, Inc.	14,040
1,630	MarketAxess Holdings, Inc.	33,920
1,500	MFA Financial, Inc.	12,240
125	optionsXpress Holdings, Inc.	1,959
100	Potlatch Corp.	3,255
1,930	PrivateBancorp, Inc., Class A	27,753
350	Prospect Capital Corp.	3,780
2,310	Prosperity Bancshares, Inc.	90,737
250	Redwood Trust, Inc.	3,733
600	Signature Bank †	30,000

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	December 31, 2010
Schedule of Investments

Shares		Value
Financials (continued)
560	SVB Financial Group †	$29,708
3,390	Texas Capital Bancshares, Inc. †	72,105
369	Trustco Bank Corp.	2,339
500	Walter Investment Management Corp.	8,970
2,130	Washington Banking Co.	29,202
350	Westamerica Bancorporation	19,415
		503,704
Health Care — 14.9%
200	Acorda Therapeutics, Inc. †	5,452
200	Air Methods Corp. †	11,254
224	Amedisys, Inc. †	7,504
700	American Medical Systems Holdings, Inc. †	13,202
900	AMERIGROUP Corp. †	39,528
400	Arthrocare Corp. †	12,424
1,000	Bio-Reference Labs, Inc. †	22,180
1,256	Bruker Corp. †	20,850
1,250	Catalyst Health Solutions, Inc. †	58,112
1,420	Cepheid, Inc. †	32,305
625	Chemed Corp.	39,694
1,485	Corvel Corp. †	71,800
375	Cubist Pharmaceuticals, Inc. †	8,025
250	Dionex Corp. †	29,502
250	Haemonetics Corp. †	15,795
1,000	Healthsouth Corp. †	20,710
1,210	HMS Holdings Corp. †	78,372
1,900	Immucor, Inc. †	37,677
350	Impax Laboratories, Inc. †	7,039
1,000	Incyte Corp., Ltd. †	16,560
1,535	IPC The Hospitalist Co., Inc. †	59,880
250	LHC Group, Inc. †	7,500
100	MedAssets, Inc. †	2,019
550	Medicines Co. (The) †	7,772
700	Medicis Pharmaceutical Corp., Class A	18,753
1,200	Meridian Bioscience, Inc.	27,792
500	Momenta Pharmaceuticals, Inc. †	7,485
960	Nektar Therapeutics †	12,336
400	NuVasive, Inc. †	10,260
950	Obagi Medical Products, Inc. †	10,972
551	Omnicell, Inc. †	7,962
550	Onyx Pharmaceuticals, Inc. †	20,279
900	Osiris Therapeutics, Inc. †	7,011
450	Par Pharmaceutical Cos., Inc. †	17,329
300	Parexel International Corp. †	6,369
5,400	PDL BioPharma, Inc.	33,642
700	Pharmacyclics, Inc. †	4,256
1,120	Quality Systems, Inc.	78,198
1,000	Salix Pharmaceuticals, Ltd. †	46,960
300	Seattle Genetics, Inc. †	4,485
200	Sirona Dental Systems, Inc. †	8,356
400	Staar Surgical Co. †	2,440
525	STERIS Corp.	19,142
2,635	SXC Health Solutions Corp. †	112,936
200	Targacept, Inc. †	5,300
700	Universal American Corp.	14,315
200	Vanda Pharmaceuticals, Inc. †	1,892
150	Viropharma, Inc. †	2,598
75	West Pharmaceutical Services, Inc.	3,090
970	Zoll Medical Corp. †	36,113
		1,145,427
Industrials — 14.1%
1,380	Acacia Research-Acacia Technologies †	35,797
900	Actuant Corp., Class A	23,958
675	Administaff, Inc.	19,777
2,100	Aircastle, Ltd.	21,945

Shares		Value
Industrials (continued)
1,000	Altra Holdings, Inc. †	$19,860
100	American Science & Engineering, Inc.	8,523
400	American Superconductor Corp. †	11,436
850	ArvinMeritor, Inc. †	17,442
1,400	BE Aerospace, Inc. †	51,842
100	Belden, Inc.	3,682
1,200	Blount International, Inc. †	18,912
425	Brady Corp., Class A	13,859
614	Briggs & Stratton Corp.	12,090
580	Chart Industries, Inc. †	19,592
175	Columbus McKinnon Corp. †	3,556
1,300	Deluxe Corp.	29,926
100	DigitalGlobe, Inc. †	3,171
400	EnerNOC, Inc. †	9,564
2,070	EnerSys †	66,489
200	Foster (L.B.) Co., Class A †	8,188
100	GenCorp, Inc. †	517
100	HEICO Corp.	5,103
1,200	Hexcel Corp. †	21,708
850	HUB Group, Inc., Class A †	29,869
389	Kaman Corp.	11,308
175	Knight Transportation, Inc.	3,325
940	Miller Industries, Inc.	13,376
1,050	Mine Safety Appliances Co.	32,687
1,500	Mistras Group, Inc. †	20,220
1,175	Nordson Corp.	107,959
300	Pacer International, Inc. †	2,052
300	Polypore International, Inc. †	12,219
100	RBC Bearings, Inc. †	3,908
2,011	Rollins, Inc.	39,717
175	Sun Hydraulics Corp.	6,615
1,000	TAL International Group, Inc.	30,870
1,000	Tennant Co.	38,410
400	Textainer Group Holdings, Ltd.	11,396
276	Titan International, Inc.	5,393
875	Tredegar Corp.	16,958
780	Triumph Group, Inc.	69,740
650	United Continental Holdings, Inc. †	15,483
1,400	US Ecology, Inc.	24,332
2,900	UTi Worldwide, Inc.	61,480
865	Wabtec Corp.	45,750
200	Watsco, Inc.	12,616
600	Werner Enterprises, Inc.	13,560
700	Woodward Governor Co.	26,292
		1,082,472
Information Technology — 29.3%
1,100	Acme Packet, Inc. †	58,476
675	Actuate Corp. †	3,847
200	ADTRAN, Inc.	7,242
100	Advanced Energy Industries, Inc. †	1,364
1,043	Allot Communications, Ltd. †	12,141
3,150	Amkor Technology, Inc. †	23,278
200	Anixter International, Inc.	11,946
1,680	Ariba, Inc. †	39,463
1,244	Art Technology Group, Inc. †	7,439
2,225	Aruba Networks, Inc. †	46,458
600	ATMI, Inc. †	11,964
502	Blackbaud, Inc.	13,002
200	Blackboard, Inc. †	8,260
650	Blue Coat Systems, Inc. †	19,415
4,500	Brightpoint, Inc. †	39,285
320	Cabot Microelectronics Corp. †	13,264
675	CACI International, Inc., Class A †	36,045
700	Cardtronics, Inc. †	12,390
1,000	Cirrus Logic, Inc. †	15,980
350	Cognex Corp.	10,297

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	December 31, 2010
Schedule of Investments

Shares		Value
Information Technology (continued)
200	CommVault Systems, Inc. †	$5,724
200	Constant Contact, Inc. †	6,198
556	CSG Systems International, Inc. †	10,531
703	CTS Corp.	7,775
625	Cymer, Inc. †	28,169
1,125	Daktronics, Inc.	17,910
615	Digital River, Inc. †	21,168
200	Diodes, Inc. †	5,398
2,175	Earthlink, Inc.	18,705
375	Emulex Corp. †	4,372
650	Entegris, Inc. †	4,855
300	Euronet Worldwide, Inc. †	5,232
50	FARO Technologies, Inc. †	1,642
300	FEI Co. †	7,923
200	Finisar Corp. †	5,938
357	GSI Commerce, Inc. †	8,282
50	Harmonic, Inc. †	429
1,379	Heartland Payment Systems, Inc.	21,264
75	Hittite Microwave Corp. †	4,578
900	iGate Corp.	17,739
1,150	Infinera Corp. †	11,880
950	Informatica Corp. †	41,829
350	Insight Enterprises, Inc. †	4,606
125	IPG Photonics Corp. †	3,952
2,070	Ixia †	34,735
775	j2 Global Communications, Inc. †	22,436
100	Jack Henry & Associates, Inc.	2,915
550	Kenexa Corp. †	11,984
1,750	L-1 Identity Solutions, Inc. †	20,842
6,030	Limelight Networks, Inc. †	35,034
100	Littelfuse, Inc.	4,706
2,650	LivePerson, Inc. †	29,945
100	LogMeIn, Inc. †	4,434
650	Manhattan Associates, Inc. †	19,851
300	Mantech International Corp., Class A †	12,399
2,350	Marchex, Inc., Class B	22,419
840	MAXIMUS, Inc.	55,087
1,550	Methode Electronics, Inc.	20,103
850	Micrel, Inc.	11,042
1,520	Microsemi Corp. †	34,808
575	MicroStrategy, Inc., Class A †	49,145
3,310	MIPS Technologies, Inc., Class A †	50,180
50	ModusLink Global Solutions, Inc. †	335
650	Monolithic Power Systems, Inc. †	10,738
3,122	Motricity, Inc. †	57,976
38	Multi-Fineline Electronix, Inc. †	1,007
428	Netgear, Inc. †	14,415
50	Netscout Systems, Inc. †	1,150
350	Newport Corp. †	6,080
900	Oclaro, Inc. †	11,835
630	OpenTable, Inc. †	44,403
1,300	Pegasystems, Inc.	47,619
1,550	Photronics, Inc. †	9,161
200	Plantronics, Inc.	7,444
175	Plexus Corp. †	5,415
1,952	Power-One, Inc. †	19,910
385	Progress Software Corp. †	16,293
5,200	Quantum Corp. †	19,344
1,300	Quest Software, Inc. †	36,062
1,000	Rackspace Hosting, Inc. †	31,410
1,650	RF Micro Devices, Inc. †	12,127
2,389	RightNow Technologies, Inc. †	56,547
2,300	Riverbed Technology, Inc. †	80,891
100	Rofin-Sinar Technologies, Inc. †	3,544
350	Rogers Corp. †	13,388
1,100	Sanmina-SCI Corp. †	12,628

Shares		Value
Information Technology (continued)
400	Scansource, Inc. †	$12,760
450	Solera Holdings, Inc.	23,094
4,002	Sonic Solutions, Inc. †	60,030
2,473	Sourcefire, Inc. †	64,125
225	Standard Microsystems Corp. †	6,487
300	STEC, Inc. †	5,295
1,650	SuccessFactors, Inc. †	47,784
746	Synaptics, Inc. †	21,918
1,600	Synchronoss Technologies, Inc. †	42,736
255	Syntel, Inc.	12,186
1,480	Taleo Corp., Class A †	40,922
1,475	TeleTech Holdings, Inc. †	30,370
1,724	TIBCO Software, Inc. †	33,980
1,600	Ultra Clean Holdings †	14,896
50	Unisys Corp. †	1,295
4,150	United Online, Inc.	27,390
500	Universal Display Corp. †	15,325
2,150	ValueClick, Inc. †	34,465
300	VASCO Data Security International, Inc. †	2,439
1,100	Veeco Instruments, Inc. †	47,256
1,064	VeriFone Systems, Inc. †	41,028
400	VirnetX Holding Corp.	5,940
1,337	Volterra Semiconductor Corp. †	30,965
2,900	Wave Systems Corp., Class A †	11,426
200	Xyratex, Ltd. †	3,262
		2,256,816
Materials — 5.8%
300	A Schulman, Inc.	6,867
500	Allied Nevada Gold Corp. †	13,155
325	Arch Chemicals, Inc.	12,327
200	Calgon Carbon Corp. †	3,024
250	Compass Minerals International, Inc.	22,317
200	Domtar Corp.	15,184
250	Ferro Corp. †	3,660
1,100	Golden Star Resources, Ltd. †	5,049
650	HB Fuller Co.	13,338
300	KMG Chemicals, Inc.	4,971
300	Koppers Holdings, Inc.	10,734
1,920	Kraton Performance Polymers, Inc. †	59,424
1,050	Myers Industries, Inc.	10,227
300	NewMarket Corp.	37,011
1,200	Olin Corp.	24,624
500	Omnova Solutions, Inc. †	4,180
100	Rock-Tenn Co., Class A	5,395
300	Rockwood Holdings, Inc. †	11,736
400	Sensient Technologies Corp.	14,692
1,000	Solutia, Inc. †	23,080
300	Spartech Corp. †	2,808
200	Stillwater Mining Co. †	4,270
2,350	TPC Group, Inc. †	71,252
200	Westlake Chemical Corp.	8,694
1,650	WR Grace & Co. †	57,965
		445,984
Telecommunication Services — 1.2%
4,600	Alaska Communications Systems Group, Inc.	51,060
900	Consolidated Communications Holdings, Inc.	17,370
1,250	Global Crossing, Ltd. †	16,150
1,250	PAETEC Holding Corp. †	4,675

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	December 31, 2010
Schedule of Investments

Shares		Value
Telecommunication Services (continued)
250	USA Mobility, Inc.	$4,443
		93,698
Total Common Stock (Cost $5,503,404)		7,575,104

Total Investments — 98.4%
(Cost $5,503,404)		7,575,104
Other Assets & Liabilities, Net — 1.6%		125,194
NET ASSETS — 100.0%		$7,700,298

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	December 31, 2010
Schedule of Investments

Shares		Value

COMMON STOCK — 99.3%††
Consumer Discretionary — 10.2%
1,100	American Greetings Corp., Class A	$24,376
1,250	Ameristar Casinos, Inc.	19,538
75	Ascena Retail Group, Inc. †	1,982
70	Blue Nile, Inc. †	3,994
800	Bluegreen Corp. †	2,576
200	Blyth, Inc.	6,896
5,650	Bob Evans Farms, Inc.	186,224
415	Books-A-Million, Inc., Class A	2,407
350	Boyd Gaming Corp. †	3,710
1,700	Brown Shoe Co., Inc.	23,681
260	Cabela's, Inc. †	5,655
6,000	California Pizza Kitchen, Inc. †	103,680
450	Callaway Golf Co.	3,631
1,720	Cato Corp. (The), Class A	47,145
700	Christopher & Banks Corp.	4,305
250	Cinemark Holdings, Inc.	4,310
200	Columbia Sportswear Co.	12,060
1,000	Cooper Tire & Rubber Co.	23,580
150	Corinthian Colleges, Inc. †	781
900	Cracker Barrel Old Country Store, Inc.	49,293
410	Deckers Outdoor Corp. †	32,693
4,450	Dillard's, Inc., Class A	168,833
1,050	Domino's Pizza, Inc. †	16,748
6,600	Golfsmith International Holdings, Inc. †	15,972
1,000	Grand Canyon Education, Inc. †	19,590
3,850	Hooker Furniture Corp.	54,401
100	Jo-Ann Stores, Inc. †	6,022
3,250	Jones Group, Inc. (The)	50,505
50	M/I Homes, Inc. †	769
1,450	Men's Wearhouse, Inc. (The)	36,221
300	Morningstar, Inc.	15,924
450	National American University Holdings, Inc.	3,303
2,100	National CineMedia, Inc.	41,811
650	Nutrisystem, Inc.	13,669
1,150	Orbitz Worldwide, Inc. †	6,429
50	Orient-Express Hotels, Ltd., Class A †	649
1,000	Overstock.com, Inc. †	16,480
800	PetMed Express, Inc.	14,248
1,800	Pool Corp.	40,572
7,250	Quiksilver, Inc. †	36,758
1,800	Regis Corp.	29,880
1,250	Saks, Inc. †	13,375
1,100	Sotheby's	49,500
600	Speedway Motorsports, Inc.	9,192
1,900	Stage Stores, Inc.	32,946
50	Standard Motor Products, Inc.	685
900	Stewart Enterprises, Inc., Class A	6,021
1,250	Superior Industries International, Inc.	26,525
1,010	Tenneco, Inc. †	41,572
1,720	True Religion Apparel, Inc. †	38,287
300	Tupperware Brands Corp.	14,301
566	Unifi, Inc. †	9,582
1,700	World Wrestling Entertainment, Inc., Class A	24,208
		1,417,495
Consumer Staples — 2.3%
450	Casey's General Stores, Inc.	19,130
6,200	Elizabeth Arden, Inc. †	142,662
20,000	Smart Balance, Inc. †	86,600
1,325	TreeHouse Foods, Inc. †	67,694
		316,086

Shares		Value
Energy — 9.9%
2,000	Berry Petroleum Co., Class A	$87,400
200	Bristow Group, Inc. †	9,470
900	Cal Dive International, Inc. †	5,103
3,750	Carrizo Oil & Gas, Inc. †	129,338
2,800	Cheniere Energy, Inc. †	15,456
2,300	Clean Energy Fuels Corp. †	31,832
2,250	Complete Production Services, Inc. †	66,487
2,760	Crosstex Energy, Inc.	24,454
2,150	Delek US Holdings, Inc.	15,652
3,150	DHT Holdings, Inc.	14,647
350	Energy XXI Bermuda, Ltd. †	9,684
500	Golar LNG, Ltd.	7,505
2,100	Green Plains Renewable Energy, Inc. †	23,646
100	Helix Energy Solutions Group, Inc. †	1,214
470	Houston American Energy Corp.	8,502
2,200	International Coal Group, Inc. †	17,028
150	L&L Energy, Inc. †	1,620
460	McMoRan Exploration Co. †	7,884
2,450	Miller Petroleum, Inc. †	12,740
2,500	Newpark Resources, Inc. †	15,400
3,800	Nordic American Tanker Shipping	98,876
3,200	Overseas Shipholding Group, Inc.	113,344
450	Penn Virginia Corp.	7,569
8,130	Petroquest Energy, Inc. †	61,219
550	REX American Resources Corp. †	8,448
650	Rosetta Resources, Inc. †	24,466
4,000	Ship Finance International, Ltd.	86,080
1,350	SM Energy Co.	79,556
1,220	Stone Energy Corp. †	27,194
3,350	Subsea 7 SA ADR	81,539
350	Swift Energy Co. †	13,702
30	Tetra Technologies, Inc. †	356
10,350	USEC, Inc. †	62,307
400	Vaalco Energy, Inc. †	2,864
17,450	Vantage Drilling Co. †	35,424
1,450	Venoco, Inc. †	26,753
2,800	W&T Offshore, Inc.	50,036
2,750	World Fuel Services Corp.	99,440
		1,384,235
Financials — 30.5%
1,780	Advance America Cash Advance Centers, Inc.	10,039
450	Alterra Capital Holdings, Ltd.	9,738
1,410	American Capital Agency Corp.	40,523
10,350	American Capital, Ltd. †	78,246
16,820	American Equity Investment Life Holding Co.	211,091
4,450	Apollo Investment Corp. †	49,261
2,300	Argo Group International Holdings, Ltd.	86,135
2,850	Aspen Insurance Holdings, Ltd.	81,567
50	Astoria Financial Corp.	696
8,150	Banco Latinoamericano de Comercio Exterior SA, Class E	150,449
6,200	Bank Mutual Corp.	29,636
300	Bank of the Ozarks, Inc.	13,005
350	BGC Partners, Inc., Class A	2,909
2,000	BioMed Realty Trust, Inc.	37,300
430	BofI Holding, Inc. †	6,669
7,600	Boston Private Financial Holdings, Inc.	49,780
900	Brookline Bancorp, Inc.	9,765
2,970	Calamos Asset Management, Inc., Class A	41,580
2,470	Capstead Mortgage Corp.	31,097
3,319	CBL & Associates Properties, Inc.	58,083
920	Centerstate Banks, Inc.	7,286
1,700	Chemical Financial Corp.	37,655

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	December 31, 2010
Schedule of Investments

Shares		Value
Financials (continued)
7,000	CNO Financial Group, Inc. †	$47,460
3,050	Cogdell Spencer, Inc.	17,690
350	Colonial Properties Trust	6,317
1,250	Community Bank System, Inc.	34,713
60	Credit Acceptance Corp. †	3,758
2,800	CVB Financial Corp.	24,276
440	DuPont Fabros Technology, Inc.	9,359
290	E*Trade Financial Corp. †	4,640
1,500	Education Realty Trust, Inc.	11,655
175	Enterprise Financial Services Corp.	1,831
1,200	Entertainment Properties Trust	55,500
5,857	Equity One, Inc.	106,480
700	Extra Space Storage, Inc.	12,180
1,250	FBL Financial Group, Inc., Class A	35,838
260	First Citizens BancShares, Inc., Class A	49,153
20,600	First Commonwealth Financial Corp.	145,848
1,450	First Financial Bancorp	26,796
887	First Financial Bankshares, Inc.	45,397
700	First Midwest Bancorp, Inc.	8,064
500	First Niagara Financial Group, Inc.	6,990
3,550	FirstMerit Corp.	70,254
430	Flagstar Bancorp, Inc. †	701
3,860	Flagstone Reinsurance Holdings SA	48,636
4,250	FNB Corp.	41,735
5,700	Forestar Group, Inc. †	110,010
1,350	Glacier Bancorp, Inc.	20,399
1,800	Glimcher Realty Trust	15,120
1,440	Hancock Holding Co.	50,198
1,000	Hanover Insurance Group, Inc. (The)	46,720
1,310	Hatteras Financial Corp.	39,654
1,551	Hercules Technology Growth Capital, Inc.	16,068
1,564	Highwoods Properties, Inc.	49,813
900	Home Properties, Inc.	49,941
1,600	Horace Mann Educators Corp.	28,864
311	Independent Bank Corp.	8,413
300	Infinity Property & Casualty Corp.	18,540
2,800	Inland Real Estate Corp.	24,640
1,250	Invesco Mortgage Capital, Inc.	27,300
450	Kite Realty Group Trust	2,435
150	Knight Capital Group, Inc., Class A †	2,069
7,600	LaBranche & Co., Inc. †	27,360
1,550	LaSalle Hotel Properties	40,920
2,520	Lexington Realty Trust	20,034
3,415	LTC Properties, Inc.	95,893
387	M&T Bank Corp.	33,688
4,990	Maiden Holdings, Ltd.	39,221
5,610	MB Financial, Inc.	97,165
4,600	MCG Capital Corp.	32,062
500	Meadowbrook Insurance Group, Inc.	5,125
1,050	Medical Properties Trust, Inc.	11,372
6,868	MFA Financial, Inc.	56,043
650	Montpelier Re Holdings, Ltd.	12,961
550	National Retail Properties, Inc.	14,575
916	NBT Bancorp, Inc.	22,121
550	Nelnet, Inc., Class A	13,030
8,600	NewAlliance Bancshares, Inc.	128,828
5,000	Northwest Bancshares, Inc.	58,800
1,755	Old National Bancorp	20,867
837	One Liberty Properties, Inc.	13,978
2,850	PacWest Bancorp	60,933
450	Parkway Properties, Inc.	7,884
710	People's United Financial, Inc.	9,947
700	PHH Corp. †	16,205
650	Piper Jaffray Cos. †	22,756
350	Platinum Underwriters Holdings, Ltd.	15,740

Shares		Value
Financials (continued)
750	Potlatch Corp.	$24,413
4,400	PrivateBancorp, Inc., Class A	63,272
900	Prospect Capital Corp.	9,720
1,500	Provident Financial Services, Inc.	22,695
1,150	Pzena Investment Management, Inc., Class A	8,452
700	Radian Group, Inc.	5,649
2,600	RAIT Financial Trust †	5,694
2,400	Redwood Trust, Inc.	35,832
800	Resource Capital Corp.	5,904
300	RLI Corp.	15,771
700	S&T Bancorp, Inc.	15,813
2,800	SeaBright Holdings, Inc.	25,816
3,050	Selective Insurance Group, Inc.	55,357
1,100	Sovran Self Storage, Inc.	40,491
1,900	StanCorp Financial Group, Inc.	85,766
2,050	Stewart Information Services Corp.	23,637
900	Sun Communities, Inc.	29,979
10,050	Susquehanna Bancshares, Inc.	97,284
5,900	SWS Group, Inc.	29,795
3,500	Texas Capital Bancshares, Inc. †	74,445
200	Tower Group, Inc.	5,116
9,250	Trustco Bank Corp.	58,645
900	United Bankshares, Inc.	26,280
9,350	Universal Insurance Holdings, Inc.	45,534
1,310	Walter Investment Management Corp.	23,501
1,450	Webster Financial Corp.	28,565
900	Westamerica Bancorporation	49,923
9,200	Western Alliance Bancorp †	67,712
455	Wilshire Bancorp, Inc.	3,467
300	Wintrust Financial Corp.	9,909
		4,239,910
Health Care — 3.0%
100	Acorda Therapeutics, Inc. †	2,726
389	Bio-Rad Laboratories, Inc., Class A †	40,398
1,150	Bruker Corp. †	19,090
650	Cepheid, Inc. †	14,788
357	Chemed Corp.	22,673
3,100	Emergent Biosolutions, Inc. †	72,726
700	Emeritus Corp. †	13,797
700	Kindred Healthcare, Inc. †	12,859
550	Magellan Health Services, Inc. †	26,004
550	MedAssets, Inc. †	11,104
900	Medicis Pharmaceutical Corp., Class A	24,111
1,250	NuVasive, Inc. †	32,062
6,500	PDL BioPharma, Inc.	40,495
550	Quality Systems, Inc.	38,401
1,300	Staar Surgical Co. †	7,930
1,700	Universal American Corp.	34,765
50	Viropharma, Inc. †	866
		414,795
Industrials — 15.7%
550	Acuity Brands, Inc.	31,719
17,000	Aircastle, Ltd.	177,650
6,500	Albany International Corp., Class A	153,985
140	American Science & Engineering, Inc.	11,932
900	American Superconductor Corp. †	25,731
230	Ameron International Corp.	17,565
1,850	ArvinMeritor, Inc. †	37,962
3,650	Belden, Inc.	134,393
150	Blount International, Inc. †	2,364
350	Brady Corp., Class A	11,413
2,614	Briggs & Stratton Corp.	51,470
250	Ceradyne, Inc. †	7,883

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	December 31, 2010
Schedule of Investments

Shares		Value
Industrials (continued)
2,550	CIRCOR International, Inc.	$107,814
600	Columbus McKinnon Corp. †	12,192
2,100	Deluxe Corp.	48,342
350	Dynamic Materials Corp.	7,899
100	EMCOR Group, Inc. †	2,898
1,000	EnerNOC, Inc. †	23,910
350	Ennis, Inc.	5,985
650	EnPro Industries, Inc. †	27,014
5,700	Excel Maritime Carriers, Ltd., Class A †	32,091
1,020	Foster (L.B.) Co., Class A †	41,759
2,250	Genco Shipping & Trading, Ltd. †	32,400
2,350	GenCorp, Inc. †	12,150
1,100	Great Lakes Dredge & Dock Corp.	8,107
11,850	Griffon Corp. †	150,969
1,860	Hexcel Corp. †	33,647
910	Higher One Holdings, Inc. †	18,409
2,900	Horizon Lines, Inc., Class A	12,673
422	Kaman Corp.	12,268
5,100	Marten Transport, Ltd.	109,038
600	MasTec, Inc. †	8,754
500	Met-Pro Corp.	5,905
425	Middleby Corp. †	35,879
1,500	Miller Industries, Inc.	21,345
1,250	Mine Safety Appliances Co.	38,913
800	Mistras Group, Inc. †	10,784
640	Mueller Industries, Inc.	20,928
4,600	Mueller Water Products, Inc., Class A	19,182
550	Nordson Corp.	50,534
137	Northwest Pipe Co. †	3,292
2,050	Orbital Sciences Corp. †	35,116
5,350	Orion Marine Group, Inc. †	62,060
300	Quanex Building Products Corp.	5,691
1,780	Robbins & Myers, Inc.	63,688
690	Skywest, Inc.	10,778
1,650	TAL International Group, Inc.	50,935
1,350	Tennant Co.	51,853
2,000	Tredegar Corp.	38,760
1,550	Tutor Perini Corp.	33,186
900	Unifirst Corp.	49,545
1,000	United Rentals, Inc. †	22,750
1,050	US Airways Group, Inc. †	10,510
1,900	US Ecology, Inc.	33,022
625	WABCO Holdings, Inc. †	38,081
720	Watsco, Inc.	45,418
2,100	Werner Enterprises, Inc.	47,460
50	Woodward Governor Co.	1,878
		2,179,879
Information Technology — 14.5%
900	Acme Packet, Inc. †	47,844
2,000	Acxiom Corp. †	34,300
200	ADTRAN, Inc.	7,242
1,150	Advanced Energy Industries, Inc. †	15,686
4,450	Amkor Technology, Inc. †	32,886
700	Anixter International, Inc.	41,811
383	Arris Group, Inc. †	4,297
350	Aruba Networks, Inc. †	7,308
1,800	Blackbaud, Inc.	46,620
1,200	Blackboard, Inc. †	49,560
3,500	Brightpoint, Inc. †	30,555
19,750	Brocade Communications Systems, Inc. †	104,478
1,290	Cavium Networks, Inc. †	48,607
450	Cognex Corp.	13,239
2,700	Coherent, Inc. †	121,878
580	Comtech Telecommunications Corp.	16,083
100	Constant Contact, Inc. †	3,099

Shares		Value
Information Technology (continued)
5,500	Convergys Corp. †	$72,435
4,080	CTS Corp.	45,125
700	Daktronics, Inc.	11,144
4,420	Earthlink, Inc.	38,012
2,250	Emulex Corp. †	26,235
13,500	Entegris, Inc. †	100,845
1,350	Finisar Corp. †	40,082
250	GSI Commerce, Inc. †	5,800
1,450	iGate Corp.	28,579
516	Imation Corp. †	5,320
1,800	Insight Enterprises, Inc. †	23,688
2,000	Mantech International Corp., Class A †	82,660
1,350	Maxwell Technologies, Inc. †	25,501
6,250	Methode Electronics, Inc.	81,062
2,250	Micrel, Inc.	29,228
1,000	Monotype Imaging Holdings, Inc. †	11,100
300	MTS Systems Corp.	11,238
710	Multi-Fineline Electronix, Inc. †	18,808
200	Netgear, Inc. †	6,736
1,450	Omnivision Technologies, Inc. †	42,935
300	OpenTable, Inc. †	21,144
1,370	Pegasystems, Inc.	50,183
4,800	Photronics, Inc. †	28,368
200	Plantronics, Inc.	7,444
230	Power-One, Inc. †	2,346
650	Quest Software, Inc. †	18,031
1,200	Riverbed Technology, Inc. †	42,204
550	Rogers Corp. †	21,038
2,100	Scansource, Inc. †	66,990
250	SolarWinds, Inc. †	4,813
5,486	Standard Microsystems Corp. †	158,161
2,350	STEC, Inc. †	41,477
550	Syntel, Inc.	26,285
500	Take-Two Interactive Software, Inc. †	6,120
2,420	TIBCO Software, Inc. †	47,698
350	TriQuint Semiconductor, Inc. †	4,091
1,380	Unisys Corp. †	35,728
10,990	United Online, Inc.	72,534
100	Universal Display Corp. †	3,065
650	VeriFone Systems, Inc. †	25,064
		2,014,810
Materials — 10.4%
200	A Schulman, Inc.	4,578
1,218	Arch Chemicals, Inc.	46,199
9,500	Aurizon Mines, Ltd. †	69,540
1,150	Boise, Inc.	9,119
300	Brush Engineered Materials, Inc. †	11,592
3,100	Buckeye Technologies, Inc.	65,131
1,350	Century Aluminum Co. †	20,966
960	Coeur d'Alene Mines Corp. †	26,227
4,200	Globe Specialty Metals, Inc.	71,778
200	Haynes International, Inc.	8,366
2,190	HB Fuller Co.	44,939
3,700	Hecla Mining Co. †	41,662
1,800	Horsehead Holding Corp. †	23,472
350	Innophos Holdings, Inc.	12,628
1,000	Kaiser Aluminum Corp.	50,090
1,450	Koppers Holdings, Inc.	51,881
300	Minerals Technologies, Inc.	19,623
1,900	Myers Industries, Inc.	18,506
30,550	Northgate Minerals Corp. †	97,760
4,450	Olin Corp.	91,314
550	Olympic Steel, Inc.	15,774
1,300	Packaging Corp. of America	33,592
450	PH Glatfelter Co.	5,522

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	December 31, 2010
Schedule of Investments

Shares		Value
Materials (continued)
450	PolyOne Corp. †	$5,621
1,300	Rockwood Holdings, Inc. †	50,856
1,000	Royal Gold, Inc.	54,630
1,750	Sensient Technologies Corp.	64,277
350	Solutia, Inc. †	8,078
2,350	Spartech Corp. †	21,996
3,450	Temple-Inland, Inc.	73,278
8,200	Thompson Creek Metals Co., Inc. †	120,704
4,850	Wausau Paper Corp.	41,758
1,100	Westlake Chemical Corp.	47,817
350	Worthington Industries, Inc.	6,440
3,200	WR Grace & Co. †	112,416
		1,448,130
Telecommunication Services — 0.6%
4,170	Alaska Communications Systems Group, Inc.	46,287
750	Consolidated Communications Holdings, Inc.	14,475
1,900	Global Crossing, Ltd. †	24,548
		85,310
Utilities — 2.2%
1,767	Black Hills Corp.	53,010
650	IDACORP, Inc.	24,037
1,000	Nicor, Inc.	49,920
950	Otter Tail Corp.	21,413
4,250	PNM Resources, Inc.	55,335
450	Portland General Electric Co.	9,765
1,950	Unisource Energy Corp.	69,888
900	WGL Holdings, Inc.	32,193
		315,561
Total Common Stock (Cost $11,021,607)		13,816,211

Total Investments — 99.3%
(Cost $11,021,607)		13,816,211
Other Assets & Liabilities, Net — 0.7%		93,541
NET ASSETS — 100.0%		$13,909,752

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broadsectors are utilized for reporting purposes.
ADR — American Depositary Receipt

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value

COMMON STOCK — 99.5%
Consumer Discretionary — 11.1%
300	1-800-Flowers.com, Inc., Class A †	$807
200	4Kids Entertainment, Inc. †	82
800	99 Cents Only Stores †	12,752
975	Aaron's, Inc.	19,880
900	Abercrombie & Fitch Co., Class A	51,867
300	Acme United Corp.	2,856
800	Advance Auto Parts, Inc.	52,920
2,150	Aeropostale, Inc. †	52,976
100	AFC Enterprises, Inc. †	1,390
90	AH Belo Corp., Class A †	783
200	Aldila, Inc.	1,000
600	All American Group, Inc. †	129
4,250	Amazon.com, Inc. †	765,000
400	Ambassadors Group, Inc.	4,600
3,500	American Apparel, Inc. †	5,810
2,400	American Axle & Manufacturing Holdings, Inc. †	30,864
2,625	American Eagle Outfitters, Inc.	38,404
450	American Greetings Corp., Class A	9,972
829	American Public Education, Inc. †	30,872
700	America's Car-Mart, Inc. †	18,956
1,500	Ameristar Casinos, Inc.	23,445
964	AnnTaylor Stores Corp. †	26,404
1,750	Apollo Group, Inc., Class A †	69,108
564	Ascena Retail Group, Inc. †	14,901
200	Ascent Media Corp., Class A †	7,752
2,250	AutoNation, Inc. †	63,450
500	AutoZone, Inc. †	136,295
500	Bally Technologies, Inc. †	21,095
1,000	Beazer Homes USA, Inc. †	5,390
1,400	Bebe Stores, Inc.	8,344
2,925	Bed Bath & Beyond, Inc. †	143,764
950	Belo Corp., Class A †	6,726
4,400	Best Buy Co., Inc.	150,876
200	Big 5 Sporting Goods Corp.	3,054
1,500	Big Lots, Inc. †	45,690
2	Biglari Holdings, Inc. †	820
250	Blue Nile, Inc. †	14,265
300	Bluegreen Corp. †	966
112	Blyth, Inc.	3,862
400	Bon-Ton Stores, Inc. (The)	5,064
100	Books-A-Million, Inc., Class A	580
400	Borders Group, Inc. †	360
1,580	BorgWarner, Inc. †	114,329
2,000	Boyd Gaming Corp. †	21,200
500	Bridgepoint Education, Inc. †	9,500
875	Brinker International, Inc.	18,270
1,000	Brookfield Homes Corp. †	9,400
500	Brunswick Corp.	9,370
1,500	Cabela's, Inc. †	32,625
3,525	Cablevision Systems Corp., Class A	119,286
200	Cache, Inc. †	888
400	California Coastal Communities, Inc. †	5
375	California Pizza Kitchen, Inc. †	6,480
500	Callaway Golf Co.	4,035
1,500	Career Education Corp. †	31,095
1,900	Caribou Coffee Co., Inc. †	19,152
1,755	CarMax, Inc. †	55,949
4,200	Carnival Corp.	193,662
850	Carter's, Inc. †	25,084
8,937	CBS Corp., Class B	170,250
977	CEC Entertainment, Inc. †	37,937
362	Charles & Colvard, Ltd. †	1,093
2,550	Charming Shoppes, Inc. †	9,053
600	Cheesecake Factory, Inc. (The) †	18,396
2,450	Chico's FAS, Inc.	29,474

Shares		Value
Consumer Discretionary (continued)
200	Children's Place Retail Stores, Inc. (The) †	$9,928
300	Chipotle Mexican Grill, Inc., Class A †	63,798
800	Cinemark Holdings, Inc.	13,792
50	Citi Trends, Inc. †	1,228
700	CKX, Inc. †	2,821
1,000	Clear Channel Outdoor Holdings, Inc., Class A †	14,040
3,900	Coach, Inc.	215,709
100	Cobra Electronics Corp. †	320
200	Coinstar, Inc. †	11,288
1,450	Coldwater Creek, Inc. †	4,597
550	Collective Brands, Inc. †	11,605
110	Collectors Universe	1,530
23,383	Comcast Corp. Special, Class A	513,725
500	Conn's, Inc. †	2,340
2,450	Corinthian Colleges, Inc. †	12,764
200	CROCS, Inc. †	3,424
200	Crown Media Holdings, Inc., Class A †	524
50	CSS Industries, Inc.	1,030
5	CTM Media Holdings, Inc., Class B	11
300	Cumulus Media, Inc., Class A †	1,293
2,500	Dana Holding Corp. †	43,025
1,500	Darden Restaurants, Inc.	69,660
450	Deckers Outdoor Corp. †	35,883
775	DeVry, Inc.	37,184
1,002	Dick's Sporting Goods, Inc. †	37,575
100	Dillard's, Inc., Class A	3,794
10,368	DIRECTV, Class A †	413,994
1,600	Discovery Communications, Inc., Class A †	66,720
3,025	DISH Network Corp., Class A †	59,472
100	Dixie Group, Inc. †	359
1,275	Dollar Tree, Inc. †	71,502
850	Domino's Pizza, Inc. †	13,557
650	Dover Downs Gaming & Entertainment, Inc.	2,210
3,623	DR Horton, Inc.	43,222
200	DreamWorks Animation SKG, Inc., Class A †	5,894
600	DSW, Inc., Class A †	23,460
3,625	Eastman Kodak Co. †	19,430
642	Education Management Corp. †	11,620
219	Emmis Communications Corp., Class A †	166
300	Empire Resorts, Inc. †	309
250	Entercom Communications Corp., Class A †	2,895
100	Entravision Communications Corp., Class A †	257
1,366	EW Scripps Co. (The), Class A †	13,865
2,600	Exide Technologies †	24,466
3,115	Expedia, Inc.	78,155
1,600	Family Dollar Stores, Inc.	79,536
200	Famous Dave's of America, Inc. †	2,230
1,500	Federal-Mogul Corp. †	30,975
100	Finish Line, Inc. (The), Class A	1,719
1,900	Foot Locker, Inc.	37,278
34,785	Ford Motor Co. †	584,040
1,500	Fortune Brands, Inc.	90,375
300	Forward Industries, Inc. †	966
1,700	Fred's, Inc., Class A	23,392
200	Furniture Brands International, Inc. †	1,028
600	Gaiam, Inc., Class A	4,620
2,625	GameStop Corp., Class A †	60,060
600	Gaming Partners International Corp.	3,708
2,800	Gannett Co., Inc.	42,252
6,750	Gap, Inc. (The)	149,445
275	Genesco, Inc. †	10,310
2,010	Gentex Corp.	59,415
1,900	Genuine Parts Co.	97,546

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Consumer Discretionary (continued)
701	G-III Apparel Group, Ltd. †	$24,640
2,875	Goodyear Tire & Rubber Co. (The) †	34,069
500	Grand Canyon Education, Inc. †	9,795
1,000	Gray Television, Inc. †	1,870
300	Great Wolf Resorts, Inc. †	786
400	Guess?, Inc.	18,928
3,760	H&R Block, Inc.	44,782
1,696	Hanesbrands, Inc. †	43,078
2,475	Harley-Davidson, Inc.	85,808
600	Harman International Industries, Inc. †	27,780
1,000	Harte-Hanks, Inc.	12,770
1,300	Hasbro, Inc.	61,334
500	hhgregg, Inc. †	10,475
200	Hibbett Sports, Inc. †	7,380
300	Hillenbrand, Inc.	6,243
18,650	Home Depot, Inc. (The)	653,869
200	Hooker Furniture Corp.	2,826
100	HOT Topic, Inc.	627
1,000	Hovnanian Enterprises, Inc., Class A †	4,090
743	HSN, Inc. †	22,766
600	Hyatt Hotels Corp., Class A †	27,456
450	Iconix Brand Group, Inc. †	8,689
4,450	International Game Technology	78,720
237	International Speedway Corp., Class A	6,202
4,372	Interpublic Group of Cos., Inc. (The) †	46,431
743	Interval Leisure Group, Inc. †	11,992
500	J. Crew Group, Inc. †	21,570
2,292	J.C. Penney Co., Inc.	74,055
775	Jackson Hewitt Tax Service, Inc. †	1,690
1,500	Jarden Corp.	46,305
500	John Wiley & Sons, Inc., Class A	22,620
6,650	Johnson Controls, Inc.	254,030
378	Jones Group, Inc. (The)	5,874
300	JOS A Bank Clothiers, Inc. †	12,096
600	Journal Communications, Inc., Class A †	3,030
900	Journal Register Co (a). †	—
300	K12, Inc. †	8,598
800	KB Home	10,792
1,800	Kenneth Cole Productions, Inc., Class A †	22,482
200	Kid Brands, Inc. †	1,710
50	Knology, Inc. †	781
3,600	Kohl's Corp. †	195,624
300	Krispy Kreme Doughnuts, Inc. †	2,094
550	K-Swiss, Inc., Class A †	6,859
200	Lakes Entertainment, Inc. †	568
500	Lamar Advertising Co., Class A †	19,920
3,200	Las Vegas Sands Corp. †	147,040
200	La-Z-Boy, Inc. †	1,804
100	Leapfrog Enterprises, Inc., Class A †	555
450	Lear Corp. (a)†	—
500	Learning Tree International, Inc.	4,780
750	Lee Enterprises, Inc. †	1,845
1,410	Leggett & Platt, Inc.	32,092
3,100	Lennar Corp., Class A	58,125
1,000	Libbey, Inc. †	15,470
3,551	Liberty Global, Inc., Class A †	125,634
1,035	Liberty Media Corp. - Capital, Ser A †	64,750
6,675	Liberty Media Corp. - Interactive, Class A †	105,265
729	Liberty Media Corp. - Starz, Ser A †	48,464
200	Life Time Fitness, Inc. †	8,198
700	Lifetime Brands, Inc. †	9,828
200	LIN TV Corp., Class A †	1,060
200	Lincoln Educational Services Corp.	3,102
1,537	Live Nation Entertainment, Inc. †	17,553
800	Liz Claiborne, Inc. †	5,728
1,800	LKQ Corp. †	40,896
16,781	Lowe's Cos., Inc.	420,867
3,540	Ltd. Brands, Inc.	108,784

Shares		Value
Consumer Discretionary (continued)
5,998	Macy's, Inc.	$151,749
881	Madison Square Garden, Inc., Class A †	22,712
100	Marcus Corp.	1,327
700	Marine Products Corp. †	4,662
3,577	Marriott International, Inc., Class A	148,589
3,100	Martha Stewart Living Omnimedia, Class A †	13,702
3,730	Mattel, Inc.	94,854
100	Matthews International Corp., Class A	3,498
496	McClatchy Co. (The), Class A †	2,316
1,500	McCormick & Schmick's Seafood Restaurants, Inc. †	13,635
11,800	McDonald's Corp.	905,768
3,700	McGraw-Hill Cos., Inc. (The)	134,717
271	MDC Holdings, Inc.	7,797
500	Media General, Inc., Class A †	2,890
1,467	Mediacom Communications Corp., Class A †	12,411
500	Meritage Homes Corp. †	11,100
4,200	MGM Resorts International †	62,370
577	Mohawk Industries, Inc. †	32,750
1,600	Monarch Casino & Resort, Inc. †	20,000
750	Monro Muffler Brake, Inc.	25,942
150	Morgans Hotel Group Co. †	1,360
300	Morton's Restaurant Group, Inc. †	1,944
700	MTR Gaming Group, Inc. †	1,414
591	Multimedia Games, Inc. †	3,298
500	National CineMedia, Inc.	9,955
50	Nautilus, Inc. †	89
100	Navarre Corp. †	212
1,300	New York & Co., Inc. †	5,746
2,100	New York Times Co. (The), Class A †	20,580
2,926	Newell Rubbermaid, Inc.	53,195
19,438	News Corp., Class A	283,017
200	Nexstar Broadcasting Group, Inc., Class A †	1,198
4,550	NIKE, Inc., Class B	388,661
700	Noble International, Ltd. (a) †	—
2,800	Nordstrom, Inc.	118,664
5,525	Office Depot, Inc. †	29,835
1,100	OfficeMax, Inc. †	19,470
3,500	Omnicom Group, Inc.	160,300
2,900	Orbitz Worldwide, Inc. †	16,211
1,560	O'Reilly Automotive, Inc. †	94,255
650	Orleans Homebuilders, Inc. †	39
500	Outdoor Channel Holdings, Inc.	3,585
300	Overstock.com, Inc. †	4,944
50	Oxford Industries, Inc.	1,281
200	Pacific Sunwear of California, Inc. †	1,084
600	Palm Harbor Homes, Inc. †	45
300	Panera Bread Co., Class A †	30,363
1,500	Penn National Gaming, Inc. †	52,725
400	Penske Automotive Group, Inc. †	6,968
1,500	PEP Boys-Manny Moe & Jack	20,145
1,300	Perry Ellis International, Inc. †	35,711
2,050	PetSmart, Inc.	81,631
1,900	Pier 1 Imports, Inc. †	19,950
800	Pinnacle Entertainment, Inc. †	11,216
565	Playboy Enterprises, Inc., Class B †	2,949
300	Polaris Industries, Inc.	23,406
700	Polo Ralph Lauren Corp., Class A	77,644
275	Premier Exhibitions, Inc. †	542
200	Pre-Paid Legal Services, Inc. †	12,050
500	priceline.com, Inc. †	199,775
1,000	PRIMEDIA, Inc.	4,200
100	Princeton Review, Inc. †	118
3,840	Pulte Group, Inc. †	28,877
50	Quiksilver, Inc. †	253
850	RadioShack Corp.	15,716

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Consumer Discretionary (continued)
2,600	Regal Entertainment Group, Class A	$30,524
200	Regis Corp.	3,320
250	Rent-A-Center, Inc., Class A	8,070
100	Retail Ventures, Inc. †	1,630
1,500	Rick's Cabaret International, Inc. †	11,745
100	Rocky Brands, Inc. †	1,004
1,250	Ross Stores, Inc.	79,062
1,625	Royal Caribbean Cruises, Ltd. †	76,375
500	Ruby Tuesday, Inc. †	6,530
2,200	Ruth's Hospitality Group, Inc. †	10,186
1,500	Ryland Group, Inc. (The)	25,545
1,800	Saks, Inc. †	19,260
100	Salem Communications Corp., Class A	317
1,000	Sally Beauty Holdings, Inc. †	14,530
2,500	Scientific Games Corp., Class A †	24,900
1,300	Scripps Networks Interactive, Inc., Class A	67,275
200	Sealy Corp. †	584
925	Sears Holdings Corp. †	68,219
188	Select Comfort Corp. †	1,716
4,375	Service Corp. International	36,094
400	Shoe Carnival, Inc. †	10,800
100	Shuffle Master, Inc. †	1,145
776	Signet Jewelers, Ltd. †	33,678
900	Sinclair Broadcast Group, Inc., Class A	7,362
1,000	Sonic Automotive, Inc., Class A	13,240
800	Sonic Corp. †	8,096
603	Sotheby's	27,135
75	Spartan Motors, Inc.	457
400	Speedway Motorsports, Inc.	6,128
552	Stage Stores, Inc.	9,572
1,892	Stanley Black & Decker, Inc.	126,518
200	Stanley Furniture Co., Inc. †	622
8,075	Staples, Inc.	183,868
8,100	Starbucks Corp.	260,253
1,473	Starwood Hotels & Resorts Worldwide, Inc.	89,529
100	Steinway Musical Instruments, Inc. †	1,985
900	Stewart Enterprises, Inc., Class A	6,021
150	Superior Industries International, Inc.	3,183
1,300	Syms Corp. †	9,399
600	Systemax, Inc. †	8,460
1,500	Talbots, Inc. †	12,780
8,200	Target Corp.	493,066
1,500	Tempur-Pedic International, Inc. †	60,090
450	Tenneco, Inc. †	18,522
500	Thor Industries, Inc.	16,980
1,500	Tiffany & Co.	93,405
400	Timberland Co. (The), Class A †	9,836
4,099	Time Warner Cable, Inc., Class A	270,657
11,558	Time Warner, Inc.	371,821
5,000	TJX Cos., Inc.	221,950
1,600	Toll Brothers, Inc. †	30,400
200	Trans World Entertainment Corp. †	340
300	True Religion Apparel, Inc. †	6,678
1,000	TRW Automotive Holdings Corp. †	52,700
200	Tuesday Morning Corp. †	1,056
900	Ulta Salon Cosmetics & Fragrance, Inc. †	30,600
200	Universal Electronics, Inc. †	5,674
500	Universal Technical Institute, Inc.	11,010
2,500	Urban Outfitters, Inc. †	89,525
200	Value Line, Inc.	2,890
300	Valuevision Media, Inc., Class A †	1,833
1,350	VF Corp.	116,343
7,137	Viacom, Inc., Class B	282,697
2,825	Virgin Media, Inc.	76,953
800	Volcom, Inc.	15,096
21,518	Walt Disney Co. (The)	807,140
500	Warnaco Group, Inc. (The) †	27,535

Shares		Value
Consumer Discretionary (continued)
1,150	Warner Music Group Corp. †	$6,474
296	Weight Watchers International, Inc.	11,097
6,000	Wendy's/Arby's Group, Inc., Class A	27,720
5	Westwood One, Inc. †	46
572	Whirlpool Corp.	50,811
1,100	Williams-Sonoma, Inc.	39,259
500	Winnebago Industries, Inc. †	7,600
400	Wolverine World Wide, Inc.	12,752
600	World Wrestling Entertainment, Inc., Class A	8,544
2,085	Wyndham Worldwide Corp.	62,467
800	Wynn Resorts, Ltd.	83,072
5,850	Yum! Brands, Inc.	286,943
1,900	Zale Corp. †	8,094
		17,764,147
Consumer Staples — 9.5%
1,000	Alberto-Culver Co., Class B	37,040
200	Alico, Inc.	4,768
2,200	Alliance One International, Inc. †	9,328
24,575	Altria Group, Inc.	605,037
250	Andersons, Inc. (The)	9,087
7,786	Archer-Daniels-Midland Co.	234,203
4,950	Avon Products, Inc.	143,847
500	BJ's Wholesale Club, Inc. †	23,950
312	Boston Beer Co., Inc., Class A †	29,668
1,700	Brown-Forman Corp., Class B	118,354
1,900	Bunge, Ltd.	124,488
3,175	Campbell Soup Co.	110,331
1,500	Central European Distribution Corp. †	34,350
1,100	Church & Dwight Co., Inc.	75,922
1,700	Clorox Co.	107,576
24,820	Coca-Cola Co. (The)	1,632,411
4,120	Coca-Cola Enterprises, Inc.	103,124
5,280	Colgate-Palmolive Co.	424,354
5,573	ConAgra Foods, Inc.	125,838
2,550	Constellation Brands, Inc., Class A †	56,483
800	Corn Products International, Inc.	36,800
4,650	Costco Wholesale Corp.	335,776
16,042	CVS Caremark Corp.	557,780
650	Darling International, Inc. †	8,632
2,134	Dean Foods Co. †	18,865
2,305	Del Monte Foods Co.	43,334
1,500	Dole Food Co., Inc. †	20,265
2,500	Dr. Pepper Snapple Group, Inc.	87,900
800	Energizer Holdings, Inc. †	58,320
1,600	Estee Lauder Cos., Inc. (The), Class A	129,120
1,125	Flowers Foods, Inc.	30,274
7,400	General Mills, Inc.	263,366
1,500	Hain Celestial Group, Inc. (The) †	40,590
1,100	Hansen Natural Corp. †	57,508
800	Herbalife, Ltd.	54,696
2,600	Hershey Co. (The)	122,590
4,150	HJ Heinz Co.	205,259
1,050	Hormel Foods Corp.	53,823
1,550	Ingles Markets, Inc., Class A	29,760
2,139	Inter Parfums, Inc.	40,320
1,500	JM Smucker Co. (The)	98,475
3,250	Kellogg Co.	166,010
5,274	Kimberly-Clark Corp.	332,473
19,371	Kraft Foods, Inc., Class A	610,380
8,125	Kroger Co. (The)	181,675
1,825	Lorillard, Inc.	149,760
700	Mannatech, Inc. †	1,260
1,750	McCormick & Co., Inc.	81,428
2,300	Mead Johnson Nutrition Co., Class A	143,175
200	MGP Ingredients, Inc.	2,208
1,500	Molson Coors Brewing Co., Class B	75,285
700	Nu Skin Enterprises, Inc., Class A	21,182

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Consumer Staples (continued)
50	Parametric Sound Corp. †	$20
18,840	PepsiCo, Inc.	1,230,817
20,125	Philip Morris International, Inc.	1,177,916
1,200	Prestige Brands Holdings, Inc. †	14,340
585	Pricesmart, Inc.	22,248
33,552	Procter & Gamble Co. (The)	2,158,400
700	Ralcorp Holdings, Inc. †	45,507
100	Reliv International, Inc.	189
3,628	Reynolds American, Inc.	118,345
7,050	Rite Aid Corp. †	6,227
70	Rocky Mountain Chocolate Factory, Inc.	676
4,900	Safeway, Inc.	110,201
50	Sanderson Farms, Inc.	1,957
9,520	Sara Lee Corp.	166,695
700	SIRVA, Inc. (a) †	—
1,200	Smithfield Foods, Inc. †	24,756
3,036	SUPERVALU, Inc.	29,237
7,700	Sysco Corp.	226,380
3,805	Tyson Foods, Inc., Class A	65,522
198	USANA Health Sciences, Inc. †	8,603
11,450	Walgreen Co.	446,092
23,895	Wal-Mart Stores, Inc.	1,288,657
600	WD-40 Co.	24,168
1,625	Whole Foods Market, Inc.	82,209
		15,317,610
Energy — 11.5%
3,550	Allis-Chalmers Energy, Inc. †	25,170
1,500	Alon USA Energy, Inc.	8,970
1,350	Alpha Natural Resources, Inc. †	81,041
6,056	Anadarko Petroleum Corp.	461,225
4,606	Apache Corp.	549,173
1,000	Approach Resources, Inc. †	23,100
2,000	Arch Coal, Inc.	70,120
880	Atlas Energy, Inc. †	38,694
3,820	Baker Hughes, Inc.	218,389
600	Barnwell Industries, Inc. †	2,196
900	Basic Energy Services, Inc. †	14,832
400	Berry Petroleum Co., Class A	17,480
900	BioFuel Energy Corp. †	1,566
900	Bolt Technology Corp. †	11,853
3,100	BPZ Resources, Inc. †	14,756
1,400	Brigham Exploration Co. †	38,136
200	Bristow Group, Inc. †	9,470
375	Bronco Drilling Co., Inc. †	3,000
900	Cabot Oil & Gas Corp.	34,065
1,218	Cal Dive International, Inc. †	6,906
4,500	Callon Petroleum Co. †	26,640
3,300	Cameron International Corp. †	167,409
150	CARBO Ceramics, Inc.	15,531
200	Cheniere Energy, Inc. †	1,104
8,600	Chesapeake Energy Corp.	222,826
23,799	Chevron Corp.	2,171,659
1,047	Cimarex Energy Co.	92,691
1,600	Clean Energy Fuels Corp. †	22,144
800	Complete Production Services, Inc. †	23,640
400	Comstock Resources, Inc. †	9,824
800	Concho Resources, Inc. †	70,136
17,501	ConocoPhillips	1,191,818
1,700	Consol Energy, Inc.	82,858
200	Cross Timbers Royalty Trust	7,976
2,500	Crosstex Energy, Inc.	22,150
1,000	CVR Energy, Inc. †	15,180
400	Dawson Geophysical Co. †	12,760
1,000	Delek US Holdings, Inc.	7,280
2,500	Delta Petroleum Corp. †	1,900
4,779	Denbury Resources, Inc. †	91,231
4,536	Devon Energy Corp.	356,121
2,477	DHT Holdings, Inc.	11,518

Shares		Value
Energy (continued)
250	Diamond Offshore Drilling, Inc.	$16,717
1,500	Dresser-Rand Group, Inc. †	63,885
300	Dril-Quip, Inc. †	23,316
9,164	El Paso Corp.	126,097
15	Energy Partners, Ltd. †	223
2,975	EOG Resources, Inc.	271,945
1,600	EQT Corp.	71,744
2,700	EXCO Resources, Inc.	52,434
812	Exterran Holdings, Inc. †	19,447
60,169	Exxon Mobil Corp.	4,399,557
1,278	FMC Technologies, Inc. †	113,627
950	Forest Oil Corp. †	36,071
1,100	Frontier Oil Corp.	19,811
1,500	General Maritime Corp.	4,875
2,100	Geokinetics, Inc. †	19,509
100	GeoMet, Inc. †	115
500	Georesources, Inc. †	11,105
1,450	Global Industries, Ltd. †	10,049
1,500	Goodrich Petroleum Corp. †	26,460
381	Gulf Island Fabrication, Inc.	10,737
300	Gulfmark Offshore, Inc., Class A †	9,120
1,250	Gulfport Energy Corp. †	27,063
10,781	Halliburton Co.	440,188
1,000	Helix Energy Solutions Group, Inc. †	12,140
1,750	Helmerich & Payne, Inc.	84,840
1,900	Hercules Offshore, Inc. †	6,574
3,265	Hess Corp.	249,903
500	Hornbeck Offshore Services, Inc. †	10,440
2,325	International Coal Group, Inc. †	17,995
1,750	ION Geophysical Corp. †	14,840
450	James River Coal Co. †	11,398
1,200	Key Energy Services, Inc. †	15,576
7,300	Kodiak Oil & Gas Corp. †	48,180
8,822	Marathon Oil Corp.	326,679
900	Massey Energy Co.	48,285
450	Matrix Service Co. †	5,481
2,875	McDermott International, Inc. †	59,484
1,500	McMoRan Exploration Co. †	25,710
2,400	Murphy Oil Corp.	178,920
3,100	Nabors Industries, Ltd. †	72,726
5,345	National Oilwell Varco, Inc.	359,451
1,525	Newfield Exploration Co. †	109,968
875	Newpark Resources, Inc. †	5,390
100	NGAS Resources, Inc. †	56
1,400	Noble Energy, Inc.	120,512
400	Oasis Petroleum, Inc. †	10,848
9,610	Occidental Petroleum Corp.	942,741
850	Oceaneering International, Inc. †	62,586
500	Oil States International, Inc. †	32,045
113	OYO Geospace Corp. †	11,199
100	Pacific Ethanol, Inc. †	72
3,600	Parker Drilling Co. †	16,452
730	Patriot Coal Corp. †	14,140
1,950	Patterson-UTI Energy, Inc.	42,023
3,550	Peabody Energy Corp.	227,129
3,147	Petrohawk Energy Corp. †	57,433
496	Petroleum Development Corp. †	20,936
2,300	Petroquest Energy, Inc. †	17,319
1,350	Pioneer Drilling Co. †	11,894
1,325	Pioneer Natural Resources Co.	115,036
1,553	Plains Exploration & Production Co. †	49,913
2,050	Pride International, Inc. †	67,650
1,700	Pyramid Oil Co. †	8,704
2,200	QEP Resources, Inc.	79,882
1,700	Quicksilver Resources, Inc. †	25,058
1,900	Range Resources Corp.	85,462
600	Rex Energy Corp. †	8,190
600	Rosetta Resources, Inc. †	22,584
1,600	Rowan Cos., Inc. †	55,856

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Energy (continued)
1,875	RPC, Inc.	$33,975
3,400	SandRidge Energy, Inc. †	24,888
16,229	Schlumberger, Ltd.	1,355,121
750	SM Energy Co.	44,198
1,172	Southern Union Co.	28,210
3,800	Southwestern Energy Co. †	142,234
8,341	Spectra Energy Corp.	208,442
1,065	Sunoco, Inc.	42,930
950	Superior Energy Services, Inc. †	33,240
3,500	Syntroleum Corp. †	6,475
500	T-3 Energy Services, Inc. †	19,915
1,500	Tesoro Corp.	27,810
212	TGC Industries, Inc. †	806
750	Tidewater, Inc.	40,380
500	Toreador Resources Corp. †	7,760
1,600	Trico Marine Services, Inc. †	195
1,765	Ultra Petroleum Corp. †	84,314
200	Union Drilling, Inc. †	1,456
500	Unit Corp. †	23,240
1,150	USEC, Inc. †	6,923
1,100	Vaalco Energy, Inc. †	7,876
8,114	Valero Energy Corp.	187,596
1,550	Venoco, Inc. †	28,597
8	Verenium Corp. †	26
800	W&T Offshore, Inc.	14,296
300	Warren Resources, Inc. †	1,356
1,500	Western Refining, Inc. †	15,870
500	Westmoreland Coal Co. †	5,970
7,050	Williams Cos., Inc. (The)	174,276
800	World Fuel Services Corp.	28,928
		18,395,636
Financials — 16.4%
200	21st Century Holding Co.	640
900	Abington Bancorp, Inc.	10,737
1	Acadia Realty Trust	18
600	Advance America Cash Advance Centers, Inc.	3,384
200	Affirmative Insurance Holdings, Inc. †	534
5,950	Aflac, Inc.	335,759
7,175	Allstate Corp. (The)	228,739
800	Alterra Capital Holdings, Ltd.	17,312
100	Altisource Portfolio Solutions SA †	2,871
1,725	AMB Property Corp.	54,700
411	Amcore Financial, Inc. †	—
807	American Campus Communities, Inc.	25,630
1,100	American Equity Investment Life Holding Co.	13,805
11,550	American Express Co.	495,726
1,100	American Financial Group, Inc.	35,519
1,900	American International Group, Inc. †	109,478
300	American National Insurance Co.	25,686
3,080	Ameriprise Financial, Inc.	177,254
310	Anchor Bancorp Wisconsin, Inc. †	372
8,225	Annaly Capital Management, Inc.	147,392
1,500	Anworth Mortgage Asset Corp.	10,500
2,450	AON Corp.	112,724
1,256	Apartment Investment & Management Co., Class A	32,455
2,200	Apollo Investment Corp. †	24,354
200	Arbor Realty Trust, Inc. †	1,192
400	Arch Capital Group, Ltd. †	35,220
4	Arlington Asset Investment Corp., Class A	96
1,150	Arthur J. Gallagher & Co.	33,442
544	Ashford Hospitality Trust, Inc. †	5,250
1,100	Aspen Insurance Holdings, Ltd.	31,482
400	Asset Acceptance Capital Corp. †	2,372
1,354	Associated Banc-Corp	20,513

Shares		Value
Financials (continued)
300	Associated Estates Realty Corp.	$4,587
1,400	Assurant, Inc.	53,928
600	Assured Guaranty, Ltd.	10,620
700	Astoria Financial Corp.	9,737
847	AvalonBay Communities, Inc.	95,330
600	Avatar Holdings, Inc. †	11,892
1,700	Axis Capital Holdings, Ltd.	60,996
50	Bancorp, Inc. †	509
1,150	BancorpSouth, Inc.	18,343
118,448	Bank of America Corp.	1,580,096
450	Bank of Hawaii Corp.	21,244
14,363	Bank of New York Mellon Corp. (The)	433,763
80	BankAtlantic Bancorp, Inc., Class A †	92
700	BankFinancial Corp.	6,825
8,725	BB&T Corp.	229,380
500	Beneficial Mutual Bancorp, Inc. †	4,415
20,100	Berkshire Hathaway, Inc., Class B †	1,610,211
1,000	BGC Partners, Inc., Class A	8,310
1,000	BioMed Realty Trust, Inc.	18,650
1,000	Boston Private Financial Holdings, Inc.	6,550
1,625	Boston Properties, Inc.	139,913
2,988	Brandywine Realty Trust	34,810
1,325	BRE Properties, Inc.	57,637
3,075	Brookfield Properties Corp.	53,905
1,500	Brookline Bancorp, Inc.	16,275
1,400	Brown & Brown, Inc.	33,516
100	Camden National Corp.	3,623
1,425	Camden Property Trust	76,921
350	Capital City Bank Group, Inc.	4,410
5,350	Capital One Financial Corp.	227,696
3,839	CapitalSource, Inc.	27,257
700	CapLease, Inc.	4,074
1,700	Capstead Mortgage Corp.	21,403
100	Cardinal Financial Corp.	1,163
288	Cathay General Bancorp	4,810
2,825	CB Richard Ellis Group, Inc., Class A †	57,856
1,780	CBL & Associates Properties, Inc.	31,150
650	Cedar Shopping Centers, Inc.	4,089
12,914	Charles Schwab Corp. (The)	220,959
400	Charter Financial Corp.	3,560
1,500	Chemical Financial Corp.	33,225
6,900	Chimera Investment Corp.	28,359
4,200	Chubb Corp.	250,488
2,394	Cincinnati Financial Corp.	75,866
2,400	CIT Group, Inc. †	113,040
249,750	Citigroup, Inc. †	1,181,317
2,500	City Bank †	300
600	City National Corp.	36,816
775	CME Group, Inc., Class A	249,356
500	CNA Surety Corp. †	11,840
2,900	CNO Financial Group, Inc. †	19,662
750	CoBiz Financial, Inc.	4,560
1,000	Cogdell Spencer, Inc.	5,800
350	Cohen & Steers, Inc.	9,135
429	Colonial Properties Trust	7,743
276	Columbia Banking System, Inc.	5,813
2,173	Comerica, Inc.	91,788
1,181	Commerce Bancshares, Inc.	46,921
1,293	CommonWealth REIT	32,984
500	Community Bank System, Inc.	13,885
100	Community Trust Bancorp, Inc.	2,896
200	CompuCredit Holdings Corp. †	1,396
850	Corporate Office Properties Trust	29,708
1,863	Cousins Properties, Inc.	15,537
5,500	Crawford & Co., Class B †	18,700
950	Cullen/Frost Bankers, Inc.	58,064
1,000	CVB Financial Corp.	8,670
6,450	DCT Industrial Trust, Inc.	34,250
23	Deerfield Capital Corp. †	149

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Financials (continued)
322	Delphi Financial Group, Inc., Class A	$9,286
3,995	Developers Diversified Realty Corp.	56,290
3,502	DiamondRock Hospitality Co. †	42,024
1,000	Digital Realty Trust, Inc.	51,540
7,425	Discover Financial Services	137,585
1,100	Donegal Group, Inc., Class A	15,928
1,100	Douglas Emmett, Inc.	18,260
400	Duff & Phelps Corp., Class A	6,744
3,101	Duke Realty Corp.	38,638
700	DuPont Fabros Technology, Inc.	14,889
2,778	E*Trade Financial Corp. †	44,448
2,000	East West Bancorp, Inc.	39,100
1,325	Eaton Vance Corp.	40,055
1,000	Education Realty Trust, Inc.	7,770
1,500	eHealth, Inc. †	21,285
200	Encore Capital Group, Inc. †	4,690
700	Endurance Specialty Holdings, Ltd.	32,249
50	Enterprise Financial Services Corp.	523
300	Entertainment Properties Trust	13,875
3,679	Equity Residential	191,124
700	Everest Re Group, Ltd.	59,374
500	Extra Space Storage, Inc.	8,700
974	FBL Financial Group, Inc., Class A	27,925
900	Federal Realty Investment Trust	70,137
1,200	Federated Investors, Inc., Class B	31,404
1,000	FelCor Lodging Trust, Inc. †	7,040
3,291	Fidelity National Financial, Inc., Class A	45,021
11,701	Fifth Third Bancorp	171,771
1,200	Financial Institutions, Inc.	22,764
100	First Acceptance Corp. †	178
1,827	First American Financial Corp.	27,295
300	First Bancorp	4,593
2,500	First BanCorp †	1,150
500	First Cash Financial Services, Inc. †	15,495
800	First Commonwealth Financial Corp.	5,664
425	First Community Bancshares, Inc.	6,349
100	First Financial Corp.	3,514
2,432	First Horizon National Corp. †	28,653
650	First Industrial Realty Trust, Inc. †	5,694
50	First Marblehead Corp. (The) †	109
2,008	First Niagara Financial Group, Inc.	28,072
800	First Potomac Realty Trust	13,456
1,007	FirstMerit Corp.	19,929
950	Flagstone Reinsurance Holdings SA	11,970
1,500	FNB Corp.	14,730
2,100	Forest City Enterprises, Inc., Class A †	35,049
1,950	Franklin Resources, Inc.	216,859
950	Franklin Street Properties Corp.	13,537
490	Frontier Financial Corp. †	49
2,734	Fulton Financial Corp.	28,270
456	General Growth Properties, Inc.	7,059
5,850	Genworth Financial, Inc., Class A †	76,869
400	Getty Realty Corp.	12,512
900	Glacier Bancorp, Inc.	13,599
1,000	Gleacher & Co., Inc. †	2,370
800	Glimcher Realty Trust	6,720
325	Global Indemnity PLC, Class A †	6,646
6,120	Goldman Sachs Group, Inc. (The)	1,029,139
435	Gramercy Capital Corp. †	1,005
338	Green Bankshares, Inc. †	1,082
300	Grubb & Ellis Co. †	381
1,000	Guaranty Bancorp †	1,410
100	Hallmark Financial Services †	910
550	Hanmi Financial Corp. †	632
700	Hanover Insurance Group, Inc. (The)	32,704
200	Harleysville Group, Inc.	7,348
4,750	Hartford Financial Services Group, Inc.	125,827
1,175	HCC Insurance Holdings, Inc.	34,005
3,825	HCP, Inc.	140,722
Shares		Value
Financials (continued)
1,200	Health Care REIT, Inc.	$57,168
1,500	Healthcare Realty Trust, Inc.	31,755
50	Heritage Commerce Corp. †	224
700	Hersha Hospitality Trust, Class A	4,620
650	Highwoods Properties, Inc.	20,702
1,500	Hilltop Holdings, Inc. †	14,880
660	Home Bancshares, Inc.	14,540
500	Home Properties, Inc.	27,745
1,000	Horace Mann Educators Corp.	18,040
2,500	Hospitality Properties Trust	57,600
7,624	Host Hotels & Resorts, Inc.	136,241
44	Howard Hughes Corp. (The) †	2,394
6,626	Hudson City Bancorp, Inc.	84,415
7,351	Huntington Bancshares, Inc.	50,501
85	IMPAC Mortgage Holdings, Inc. †	234
300	Infinity Property & Casualty Corp.	18,540
1,100	Inland Real Estate Corp.	9,680
1,500	Interactive Brokers Group, Inc., Class A	26,730
875	IntercontinentalExchange, Inc. †	104,256
500	International Assets Holding Corp. †	11,800
700	International Bancshares Corp.	14,021
100	Internet Capital Group, Inc. †	1,422
550	Intervest Bancshares Corp., Class A †	1,617
5,700	Invesco, Ltd.	137,142
2,000	Investment Technology Group, Inc. †	32,740
800	Investors Bancorp, Inc. †	10,496
1,800	Investors Real Estate Trust	16,146
1,564	iStar Financial, Inc. †	12,230
2,475	Janus Capital Group, Inc.	32,101
1,700	Jefferies Group, Inc.	45,271
46,859	JPMorgan Chase & Co.	1,987,759
600	Kearny Financial Corp.	5,160
12,173	KeyCorp	107,731
700	Kilroy Realty Corp.	25,529
4,625	Kimco Realty Corp.	83,435
800	Kite Realty Group Trust	4,328
400	Knight Capital Group, Inc., Class A †	5,516
200	LaBranche & Co., Inc. †	720
1,500	LaSalle Hotel Properties	39,600
1,700	Legg Mason, Inc.	61,659
2,505	Leucadia National Corp.	73,096
1,626	Lexington Realty Trust	12,927
1,450	Liberty Property Trust	46,284
3,700	Lincoln National Corp.	102,897
4,200	Loews Corp.	163,422
937	M&T Bank Corp.	81,566
1,287	Macerich Co. (The)	60,965
1,500	Mack-Cali Realty Corp.	49,590
1,000	Maiden Holdings, Ltd.	7,860
5,370	Marsh & McLennan Cos., Inc.	146,816
9,732	Marshall & Ilsley Corp.	67,345
244	MB Financial, Inc.	4,226
1,900	MBIA, Inc. †	22,781
967	Meadowbrook Insurance Group, Inc.	9,912
600	Medallion Financial Corp.	4,920
500	Medical Properties Trust, Inc.	5,415
10,521	MetLife, Inc.	467,553
2,600	MF Global Holdings, Ltd. †	21,736
3,000	MFA Financial, Inc.	24,480
1,500	MGIC Investment Corp. †	15,285
100	Mid-America Apartment Communities, Inc.	6,349
400	Montpelier Re Holdings, Ltd.	7,976
2,575	Moody's Corp.	68,341
14,825	Morgan Stanley	403,388
7,800	MPG Office Trust, Inc. †	21,450
1,072	MSCI, Inc., Class A †	41,765
600	Nara Bancorp, Inc. †	5,892
2,450	NASDAQ OMX Group, Inc. (The) †	58,090

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Financials (continued)
400	National Interstate Corp.	$8,560
2,500	National Penn Bancshares, Inc.	20,075
1,500	National Retail Properties, Inc.	39,750
1,450	Nationwide Health Properties, Inc.	52,751
500	NBT Bancorp, Inc.	12,075
4,312	New York Community Bancorp, Inc.	81,281
2,600	NewAlliance Bancshares, Inc.	38,948
350	Newcastle Investment Corp. †	2,345
10	North Valley Bancorp †	83
2,850	Northern Trust Corp.	157,918
156	NorthStar Realty Finance Corp.	741
875	Northwest Bancshares, Inc.	10,290
3,350	NYSE Euronext	100,433
300	Ocwen Financial Corp. †	2,862
1,500	Old National Bancorp	17,835
3,236	Old Republic International Corp.	44,107
400	Old Second Bancorp, Inc.	644
800	Omega Healthcare Investors, Inc.	17,952
600	OneBeacon Insurance Group, Ltd., Class A	9,096
432	Oriental Financial Group, Inc.	5,396
400	Oritani Financial Corp.	4,896
200	Parkway Properties, Inc.	3,504
900	PartnerRe, Ltd.	72,315
4,347	People's United Financial, Inc.	60,901
123	PHH Corp. †	2,847
1,250	Phoenix Cos., Inc. (The) †	3,175
1,500	Pinnacle Financial Partners, Inc. †	20,370
500	Platinum Underwriters Holdings, Ltd.	22,485
2,684	Plum Creek Timber Co., Inc.	100,516
1,725	PMI Group, Inc. (The) †	5,692
11,575	Popular, Inc. †	36,345
600	Post Properties, Inc.	21,780
1,000	Preferred Bank †	1,760
100	Primus Guaranty, Ltd. †	508
4,400	Principal Financial Group, Inc.	143,264
1,222	PrivateBancorp, Inc., Class A	17,572
265	ProAssurance Corp. †	16,059
7,125	Progressive Corp. (The)	141,574
6,744	ProLogis	97,383
1,000	Protective Life Corp.	26,640
1,500	Provident Financial Services, Inc.	22,695
1,050	Provident New York Bancorp	11,015
5,850	Prudential Financial, Inc.	343,453
1,639	Public Storage	166,227
2,077	Pzena Investment Management, Inc., Class A	15,266
1,370	Radian Group, Inc.	11,056
200	RAIT Financial Trust †	438
1,000	Ramco-Gershenson Properties Trust	12,450
1,200	Raymond James Financial, Inc.	39,240
1,001	Rayonier, Inc.	52,573
1,300	Realty Income Corp.	44,460
2,200	Redwood Trust, Inc.	32,846
1,025	Regency Centers Corp.	43,296
18,606	Regions Financial Corp.	130,242
850	Reinsurance Group of America, Inc., Class A	45,653
700	RenaissanceRe Holdings, Ltd.	44,583
50	Renasant Corp.	846
315	Republic Bancorp, Inc., Class A	7,481
250	Resource America, Inc., Class A	1,713
200	Resource Capital Corp.	1,476
1,700	Roma Financial Corp.	18,020
233	Sabra Healthcare REIT, Inc.	4,287
200	Saul Centers, Inc.	9,470
700	SeaBright Holdings, Inc.	6,454
750	Seacoast Banking Corp. of Florida †	1,095
600	Selective Insurance Group, Inc.	10,890

Shares		Value
Financials (continued)
1,650	Senior Housing Properties Trust	$36,201
400	Signature Bank †	20,000
200	Simmons First National Corp., Class A	5,700
3,496	Simon Property Group, Inc.	347,817
1,000	SL Green Realty Corp.	67,510
5,500	SLM Corp. †	69,245
50	Southwest Bancorp, Inc.	620
316	Sovran Self Storage, Inc.	11,632
1,500	St. Joe Co. (The) †	32,775
490	StanCorp Financial Group, Inc.	22,119
400	State Auto Financial Corp.	6,968
6,315	State Street Corp.	292,637
50	Sterling Bancorp	523
1,100	Sterling Bancshares, Inc.	7,722
300	Stewart Information Services Corp.	3,459
427	Stifel Financial Corp. †	26,491
100	Strategic Hotels & Resorts, Inc. †	529
50	Suffolk Bancorp	1,234
822	Sun Bancorp, Inc. †	3,814
500	Sun Communities, Inc.	16,655
2,595	Sunstone Hotel Investors, Inc. †	26,806
6,580	SunTrust Banks, Inc.	194,176
150	Superior Bancorp †	86
2,190	Susquehanna Bancshares, Inc.	21,199
450	SVB Financial Group †	23,872
10,831	Synovus Financial Corp.	28,594
3,525	T Rowe Price Group, Inc.	227,504
500	Taubman Centers, Inc.	25,240
500	Taylor Capital Group, Inc. †	6,575
1,500	TCF Financial Corp.	22,215
4,103	TD Ameritrade Holding Corp.	77,916
50	Tejon Ranch Co. †	1,378
784	Texas Capital Bancshares, Inc. †	16,676
1,250	TFS Financial Corp.	11,275
1,000	Torchmark Corp.	59,740
100	TowneBank	1,589
100	TradeStation Group, Inc. †	675
5,259	Travelers Cos., Inc. (The)	292,979
90	Tree.com, Inc. †	850
400	Trico Bancshares	6,460
1,208	Trustco Bank Corp.	7,659
22,609	U.S. Bancorp	609,765
2,328	UDR, Inc.	54,755
760	UMB Financial Corp.	31,479
2,300	Umpqua Holdings Corp.	28,014
2,374	United Community Banks, Inc. †	4,629
317	United Community Financial Corp. †	409
403	United Financial Bancorp, Inc.	6,154
300	United Fire & Casualty Co.	6,696
400	United PanAm Financial Corp. †	2,740
327	United Security Bancshares †	1,230
350	Unitrin, Inc.	8,589
200	Universal Health Realty Income Trust	7,306
3,407	Unum Group	82,518
500	Urstadt Biddle Properties, Inc., Class A	9,725
937	U-Store-It Trust	8,930
300	Validus Holdings, Ltd.	9,183
1,661	Valley National Bancorp	23,752
1,775	Ventas, Inc.	93,152
565	Virginia Commerce Bancorp, Inc. †	3,492
157	Virtus Investment Partners, Inc. †	7,123
5,450	Visa, Inc., Class A	383,571
2,377	Vornado Realty Trust	198,075
15	W Holding Co., Inc. †	3
2,187	W.R. Berkley Corp.	59,880
1,400	Waddell & Reed Financial, Inc., Class A	49,406
219	Walter Investment Management Corp.	3,929
1,333	Washington Federal, Inc.	22,554
250	Washington Real Estate Investment Trust	7,748

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Financials (continued)
400	Washington Trust Bancorp, Inc.	$8,752
550	Waterstone Financial, Inc. †	1,788
1,700	Weingarten Realty Investors	40,392
58,123	Wells Fargo & Co.	1,801,232
383	Westamerica Bancorporation	21,245
1,150	Western Alliance Bancorp †	8,464
200	Westfield Financial, Inc.	1,850
1,500	Whitney Holding Corp.	21,225
700	Wilmington Trust Corp.	3,038
700	Wilshire Bancorp, Inc.	5,334
500	Wintrust Financial Corp.	16,515
10	WP Stewart & Co., Ltd. †	80
1,630	Zions Bancorporation	39,495
400	ZipRealty, Inc. †	1,040
		26,347,263
Health Care — 11.0%
18,200	Abbott Laboratories	871,962
100	Acadia Pharmaceuticals, Inc. †	119
546	Accelrys, Inc. †	4,532
100	ADAM, Inc. †	719
100	Adolor Corp. †	121
5,200	Aetna, Inc.	158,652
200	Affymetrix, Inc. †	1,006
3,746	Agilent Technologies, Inc. †	155,197
300	Air Methods Corp. †	16,881
400	Akorn, Inc. †	2,428
700	Albany Molecular Research, Inc. †	3,934
1,500	Alere, Inc. †	54,900
900	Alexion Pharmaceuticals, Inc. †	72,495
2,150	Align Technology, Inc. †	42,011
3,580	Allergan, Inc.	245,839
700	Alliance HealthCare Services, Inc. †	2,968
1,600	Allos Therapeutics, Inc. †	7,376
1,500	Allscripts Healthcare Solutions, Inc. †	28,905
1,321	Alnylam Pharmaceuticals, Inc. †	13,025
100	AMAG Pharmaceuticals, Inc. †	1,810
201	Amedisys, Inc. †	6,733
1,800	American Caresource Holdings, Inc. †	2,520
900	American Medical Systems Holdings, Inc. †	16,974
500	AMERIGROUP Corp. †	21,960
4,180	AmerisourceBergen Corp., Class A	142,622
11,302	Amgen, Inc. †	620,480
300	Amicus Therapeutics, Inc. †	1,383
250	AMN Healthcare Services, Inc. †	1,535
400	Amsurg Corp., Class A †	8,380
1,250	Amylin Pharmaceuticals, Inc. †	18,387
600	Angeion Corp. †	3,180
500	Anika Therapeutics, Inc. †	3,315
300	Arena Pharmaceuticals, Inc. †	516
2,400	ARYx Therapeutics, Inc. †	648
500	AspenBio Pharma, Inc. †	302
200	Atherogenics, Inc. (a) †	—
6,888	Baxter International, Inc.	348,671
800	Beckman Coulter, Inc.	60,184
2,575	Becton Dickinson and Co.	217,639
800	Biodel, Inc. †	1,464
2,055	Biogen Idec, Inc. †	137,788
1,000	BioMarin Pharmaceutical, Inc. †	26,930
500	Bio-Rad Laboratories, Inc., Class A †	51,925
16,439	Boston Scientific Corp. †	124,443
19,050	Bristol-Myers Squibb Co.	504,444
1,000	Brookdale Senior Living, Inc., Class A †	21,410
1,000	Bruker Corp. †	16,600
200	BSD Medical Corp. †	924
1,225	C.R. Bard, Inc.	112,418
700	Cadence Pharmaceuticals, Inc. †	5,285
3,100	Cambrex Corp. †	16,027

Shares		Value
Health Care (continued)
100	Capital Senior Living Corp. †	$670
1,150	Caraco Pharmaceutical Laboratories, Ltd. †	5,221
3,986	Cardinal Health, Inc.	152,704
2,293	CareFusion Corp. †	58,930
500	Catalyst Health Solutions, Inc. †	23,245
1,500	Celera Corp. †	9,450
5,676	Celgene Corp. †	335,679
6,800	Cell Therapeutics, Inc. †	2,482
27	Celldex Therapeutics, Inc. †	111
825	Cephalon, Inc. †	50,919
1,500	Cepheid, Inc. †	34,125
800	Cerner Corp. †	75,792
1,000	Charles River Laboratories International, Inc. †	35,540
3,400	CIGNA Corp.	124,644
200	Cleveland Biolabs, Inc. †	1,444
37	Codexis, Inc. †	392
1,100	Community Health Systems, Inc. †	41,107
100	Computer Programs & Systems, Inc.	4,684
243	Conceptus, Inc. †	3,353
300	CONMED Corp. †	7,929
400	Cooper Cos., Inc. (The)	22,536
1,500	Cornerstone Therapeutics, Inc. †	8,685
550	Covance, Inc. †	28,275
2,416	Coventry Health Care, Inc. †	63,782
500	Cubist Pharmaceuticals, Inc. †	10,700
1,500	Cyberonics, Inc. †	46,530
1,477	Cynosure, Inc., Class A †	15,110
2,300	Cytori Therapeutics, Inc. †	11,937
1,075	DaVita, Inc. †	74,702
1,700	Dendreon Corp. †	59,364
2,075	DENTSPLY International, Inc.	70,903
200	Dionex Corp. †	23,602
100	Dyax Corp. †	214
1,100	Edwards Lifesciences Corp. †	88,924
10,395	Eli Lilly & Co.	364,241
1,243	Emdeon, Inc., Class A †	16,830
200	Emergency Medical Services Corp., Class A †	12,922
793	Emergent Biosolutions, Inc. †	18,604
3,500	Emergent Group, Inc.	22,435
889	Emeritus Corp. †	17,522
1,650	Endo Pharmaceuticals Holdings, Inc. †	58,921
1,100	eResearchTechnology, Inc. †	8,085
800	Exelixis, Inc. †	6,568
6,200	Express Scripts, Inc., Class A †	335,110
100	Five Star Quality Care, Inc. †	707
2,600	Forest Laboratories, Inc. †	83,148
116	Furiex Pharmaceuticals, Inc. †	1,676
1,500	Genomic Health, Inc. †	32,085
300	Genoptix, Inc. †	5,706
575	Gen-Probe, Inc. †	33,551
50	Gentiva Health Services, Inc. †	1,330
3,305	Genzyme Corp. †	235,316
1,100	Geron Corp. †	5,687
10,700	Gilead Sciences, Inc. †	387,768
450	GTx, Inc. †	1,193
1,700	Halozyme Therapeutics, Inc. †	13,464
3,350	Health Management Associates, Inc., Class A †	31,959
1,700	Health Net, Inc. †	46,393
1,000	Healthsouth Corp. †	20,710
1,500	Healthspring, Inc. †	39,795
1,100	Henry Schein, Inc. †	67,529
300	Hill-Rom Holdings, Inc.	11,811
2,452	Hologic, Inc. †	46,147
1,740	Hospira, Inc. †	96,901
1,650	Human Genome Sciences, Inc. †	39,418

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Health Care (continued)
1,500	Humana, Inc. †	$82,110
200	ICU Medical, Inc. †	7,300
1,300	Idenix Pharmaceuticals, Inc. †	6,552
1,888	Illumina, Inc. †	119,586
780	Immucor, Inc. †	15,467
3,500	Incyte Corp., Ltd. †	57,960
600	Infinity Pharmaceuticals, Inc. †	3,558
300	Integra LifeSciences Holdings Corp. †	14,190
450	InterMune, Inc. †	16,380
300	Intuitive Surgical, Inc. †	77,325
200	IRIS International, Inc. †	2,046
700	Isis Pharmaceuticals, Inc. †	7,084
2,300	Jazz Pharmaceuticals, Inc. †	45,264
32,585	Johnson & Johnson	2,015,382
300	Kendle International, Inc. †	3,267
300	Keryx Biopharmaceuticals, Inc. †	1,374
650	Kinetic Concepts, Inc. †	27,222
3,624	King Pharmaceuticals, Inc. †	50,917
4,500	KV Pharmaceutical Co., Class A †	11,475
1,475	Laboratory Corp. of America Holdings †	129,682
200	LCA-Vision, Inc. †	1,150
600	LHC Group, Inc. †	18,000
2,233	Life Technologies Corp. †	123,932
565	LifePoint Hospitals, Inc. †	20,764
16	Ligand Pharmaceuticals, Inc., Class B †	143
1,050	Lincare Holdings, Inc.	28,172
400	Magellan Health Services, Inc. †	18,912
500	MAKO Surgical Corp. †	7,610
1,600	MannKind Corp. †	12,896
50	Marina Biotech, Inc. †	78
300	Martek Biosciences Corp. †	9,390
600	Masimo Corp.	17,442
200	Maxygen, Inc.	786
2,900	McKesson Corp.	204,102
400	MedAssets, Inc. †	8,076
4,648	Medco Health Solutions, Inc. †	284,783
600	Medicis Pharmaceutical Corp., Class A	16,074
600	Mednax, Inc. †	40,374
12,868	Medtronic, Inc.	477,274
32,655	Merck & Co., Inc.	1,176,886
100	Merge Healthcare, Inc. †	373
400	Molina Healthcare, Inc. †	11,140
1,200	Momenta Pharmaceuticals, Inc. †	17,964
4,150	Mylan, Inc. †	87,690
375	Myrexis, Inc. †	1,560
1,500	Myriad Genetics, Inc. †	34,260
300	National Healthcare Corp.	13,881
950	Nektar Therapeutics †	12,207
200	Neurocrine Biosciences, Inc. †	1,528
900	Oculus Innovative Sciences, Inc. †	1,521
2,500	Omnicare, Inc.	63,475
1,325	Onyx Pharmaceuticals, Inc. †	48,853
1,500	Optimer Pharmaceuticals, Inc. †	16,965
750	Orexigen Therapeutics, Inc. †	6,060
700	Owens & Minor, Inc.	20,601
50	Palomar Medical Technologies, Inc. †	710
500	Parexel International Corp. †	10,615
1,950	Patterson Cos., Inc.	59,729
800	PDI, Inc. †	8,432
1,100	PDL BioPharma, Inc.	6,853
1,517	PerkinElmer, Inc.	39,169
1,100	Perrigo Co.	69,663
94,904	Pfizer, Inc.	1,661,769
1,400	Pharmaceutical Product Development, Inc.	37,996
381	PharMerica Corp. †	4,362
400	Pozen, Inc. †	2,660
800	Progenics Pharmaceuticals, Inc. †	4,368
200	Providence Service Corp. (The) †	3,214

Shares		Value
Health Care (continued)
500	PSS World Medical, Inc. †	$11,300
200	Pure Bioscience †	444
2,325	Quest Diagnostics, Inc.	125,480
1,000	Questcor Pharmaceuticals, Inc. †	14,730
600	Regeneron Pharmaceuticals, Inc. †	19,698
1,800	ResMed, Inc. †	62,352
1,600	Rigel Pharmaceuticals, Inc. †	12,048
418	RTI Biologics, Inc. †	1,116
500	RXi Pharmaceuticals Corp. †	1,290
600	Salix Pharmaceuticals, Ltd. †	28,176
300	Sangamo Biosciences, Inc. †	1,992
800	Savient Pharmaceuticals, Inc. †	8,912
1,500	Seattle Genetics, Inc. †	22,425
1,500	Sequenom, Inc. †	12,030
600	Simulations Plus, Inc. †	1,614
350	Sirona Dental Systems, Inc. †	14,623
700	Skilled Healthcare Group, Inc., Class A †	6,286
600	Solta Medical, Inc. †	1,830
100	Somaxon Pharmaceuticals, Inc. †	315
4,250	St. Jude Medical, Inc. †	181,688
650	STERIS Corp.	23,699
3,070	Stryker Corp.	164,859
233	Sun Healthcare Group, Inc. †	2,950
200	Symmetry Medical, Inc. †	1,850
400	Synta Pharmaceuticals Corp. †	2,448
1,500	Talecris Biotherapeutics Holdings Corp. †	34,950
500	Techne Corp.	32,835
500	Teleflex, Inc.	26,905
5,626	Tenet Healthcare Corp. †	37,638
5,159	Thermo Fisher Scientific, Inc. †	285,602
600	Thoratec Corp. †	16,992
1,000	TranS1, Inc. †	2,070
50	Transcend Services, Inc. †	979
80	Transcept Pharmaceuticals, Inc. †	592
600	Triple-S Management Corp., Class B †	11,448
600	United American Healthcare Corp. †	162
12,512	UnitedHealth Group, Inc.	451,808
500	Universal American Corp.	10,225
1,600	Varian Medical Systems, Inc. †	110,848
1,500	VCA Antech, Inc. †	34,935
2,100	Vertex Pharmaceuticals, Inc. †	73,563
800	Viropharma, Inc. †	13,856
500	Volcano Corp. †	13,655
1,200	Waters Corp. †	93,252
1,350	Watson Pharmaceuticals, Inc. †	69,728
5,091	WellPoint, Inc. †	289,474
2,400	Zimmer Holdings, Inc. †	128,832
1,300	Zoll Medical Corp. †	48,399
		17,658,690
Industrials — 11.0%
7,900	3M Co.	681,770
1,500	A123 Systems, Inc. †	14,310
300	Acacia Research-Acacia Technologies †	7,782
240	Actuant Corp., Class A	6,389
300	Acuity Brands, Inc.	17,301
36	Administaff, Inc.	1,055
1,100	Aecom Technology Corp. †	30,767
1,200	AeroCentury Corp. †	21,720
850	AGCO Corp. †	43,061
3,200	Aircastle, Ltd.	33,440
1,500	AirTran Holdings, Inc. †	11,085
300	Alaska Air Group, Inc. †	17,007
1,000	Albany International Corp., Class A	23,690
350	Alexander & Baldwin, Inc.	14,011
250	Alliant Techsystems, Inc.	18,608
100	Amerco, Inc. †	9,604
151	Ameron International Corp.	11,532
1,575	AMETEK, Inc.	61,819

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Industrials (continued)
3,275	AMR Corp. †	$25,512
1,500	Amrep Corp. †	18,045
500	Apogee Enterprises, Inc.	6,735
200	Applied Signal Technology, Inc.	7,578
200	Armstrong World Industries, Inc.	8,600
550	ArvinMeritor, Inc. †	11,286
250	Ascent Solar Technologies, Inc. †	840
200	Astec Industries, Inc. †	6,482
1,100	Avery Dennison Corp.	46,574
992	Avis Budget Group, Inc. †	15,436
300	AZZ, Inc.	12,003
1,437	Babcock & Wilcox Co. †	36,773
200	Badger Meter, Inc.	8,844
500	Baldor Electric Co.	31,520
600	Barnes Group, Inc.	12,402
1,075	BE Aerospace, Inc. †	39,807
500	Blount International, Inc. †	7,880
900	BlueLinx Holdings, Inc. †	3,294
6,600	Boeing Co. (The)	430,716
445	Brady Corp., Class A	14,511
450	Brink's Co. (The)	12,096
1,100	Bucyrus International, Inc., Class A	98,340
450	Builders FirstSource, Inc. †	886
150	Building Materials Holding Corp. (a)†	—
137	C&D Technologies, Inc. †	26
500	Carlisle Cos., Inc.	19,870
100	Casella Waste Systems, Inc., Class A †	709
6,500	Caterpillar, Inc.	608,790
1,300	CBIZ, Inc. †	8,112
400	CDI Corp.	7,436
400	Ceco Environmental Corp. †	2,384
300	Celadon Group, Inc. †	4,437
800	Cenveo, Inc. †	4,272
2,150	CH Robinson Worldwide, Inc.	172,408
2,032	Cintas Corp.	56,815
400	CLARCOR, Inc.	17,156
300	Coleman Cable, Inc. †	1,884
1,000	Colfax Corp. †	18,410
400	Columbus McKinnon Corp. †	8,128
900	Comfort Systems USA, Inc.	11,853
300	Commercial Vehicle Group, Inc. †	4,875
100	Competitive Technologies, Inc. †	130
550	Con-way, Inc.	20,114
700	Copart, Inc. †	26,145
1,800	Corrections Corp. of America †	45,108
1,750	Covanta Holding Corp.	30,082
100	Covenant Transportation Group, Inc., Class A †	972
300	Crane Co.	12,321
3,950	CSX Corp.	255,209
2,000	Cummins, Inc.	220,020
300	Curtiss-Wright Corp.	9,960
6,636	Danaher Corp.	313,020
5,050	Deere & Co.	419,403
8,050	Delta Air Lines, Inc. †	101,430
200	Document Security Systems, Inc. †	1,066
1,500	Dolan Co. (The) †	20,880
500	Dollar Thrifty Automotive Group, Inc. †	23,630
900	Donaldson Co., Inc.	52,452
2,550	Dover Corp.	149,047
100	DXP Enterprises, Inc. †	2,400
1,000	Dycom Industries, Inc. †	14,750
400	Dynamic Materials Corp.	9,028
1,800	Eagle Bulk Shipping, Inc. †	8,964
1,900	Eaton Corp.	192,869
1,500	EMCOR Group, Inc. †	43,470
8,300	Emerson Electric Co.	474,511
700	Empire Resources, Inc.	3,640
550	Encore Wire Corp.	13,794

Shares		Value
Industrials (continued)
1,300	Ener1, Inc. †	$4,927
500	Energy Recovery, Inc. †	1,830
2,500	EnergySolutions, Inc.	13,925
300	EnerNOC, Inc. †	7,173
50	Ennis, Inc.	855
711	EnPro Industries, Inc. †	29,549
1,375	Equifax, Inc.	48,950
200	ESCO Technologies, Inc.	7,568
1,500	Excel Maritime Carriers, Ltd., Class A †	8,445
2,825	Expeditors International of Washington, Inc.	154,245
1,950	Fastenal Co.	116,825
1,000	Federal Signal Corp.	6,860
3,182	FedEx Corp.	295,958
200	Flanders Corp. †	628
700	Flowserve Corp.	83,454
2,000	Fluor Corp.	132,520
300	Franklin Electric Co., Inc.	11,676
500	FreightCar America, Inc.	14,470
100	Frozen Food Express Industries †	444
600	FTI Consulting, Inc. †	22,368
700	Fuel Tech, Inc. †	6,797
500	FuelCell Energy, Inc. †	1,155
300	Furmanite Corp. †	2,073
750	Gardner Denver, Inc.	51,615
200	GATX Corp.	7,056
1,500	GenCorp, Inc. †	7,755
1,425	General Cable Corp. †	50,003
3,840	General Dynamics Corp.	272,486
126,246	General Electric Co.	2,309,039
1,625	Goodrich Corp.	143,114
325	Gorman-Rupp Co. (The)	10,504
487	Graco, Inc.	19,212
1,350	GrafTech International, Ltd. †	26,784
400	Granite Construction, Inc.	10,972
1,500	Great Lakes Dredge & Dock Corp.	11,055
550	Greenbrier Cos., Inc. †	11,544
350	Griffon Corp. †	4,459
850	Hardinge, Inc.	8,279
1,200	Harsco Corp.	33,984
1,500	Hawaiian Holdings, Inc. †	11,760
200	Heidrick & Struggles International, Inc.	5,730
200	Herley Industries, Inc. †	3,464
1,150	Hertz Global Holdings, Inc. †	16,663
550	Hexcel Corp. †	9,949
300	Hill International, Inc. †	1,941
600	Hoku Corp. †	1,584
8,225	Honeywell International, Inc.	437,241
1,050	Horizon Lines, Inc., Class A	4,588
300	Hubbell, Inc., Class B	18,039
400	Hurco Cos., Inc. †	9,460
1,600	Huron Consulting Group, Inc. †	42,320
975	IDEX Corp.	38,142
450	IHS, Inc., Class A †	36,175
5,966	Illinois Tool Works, Inc.	318,584
875	Industrial Services of America, Inc. †	10,719
2,500	Innerworkings, Inc. †	16,375
500	Innovaro, Inc. †	690
100	Innovative Solutions & Support, Inc. †	567
500	Integrated Electrical Services, Inc. †	1,745
300	Interface, Inc., Class A	4,695
500	Interline Brands, Inc. †	11,385
1,200	International Shipholding Corp.	30,480
400	Intersections, Inc.	4,184
2,650	Iron Mountain, Inc.	66,276
2,200	ITT Corp.	114,642
2,000	Jacobs Engineering Group, Inc. †	91,700
1,875	JB Hunt Transport Services, Inc.	76,519
2,525	JetBlue Airways Corp. †	16,690

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Industrials (continued)
251	John Bean Technologies Corp.	$5,053
1,075	Joy Global, Inc.	93,256
200	Kadant, Inc. †	4,714
1,323	Kansas City Southern †	63,319
1,550	KBR, Inc.	47,228
400	Kelly Services, Inc., Class A †	7,520
500	Kennametal, Inc.	19,730
150	Kforce, Inc. †	2,427
700	Kimball International, Inc., Class B	4,830
600	Kirby Corp. †	26,430
387	Knight Transportation, Inc.	7,353
500	Knoll, Inc.	8,365
10	Kratos Defense & Security Solutions, Inc. †	132
1,375	L-3 Communications Holdings, Inc.	96,924
100	LaBarge, Inc. †	1,571
600	Landstar System, Inc.	24,564
600	Layne Christensen Co. †	20,652
100	LECG Corp. †	138
657	Lennox International, Inc.	31,070
500	Lincoln Electric Holdings, Inc.	32,635
200	Lindsay Corp.	11,886
1,500	LMI Aerospace, Inc. †	23,985
3,150	Lockheed Martin Corp.	220,216
700	LSI Industries, Inc.	5,922
400	M&F Worldwide Corp. †	9,240
3,000	Manitowoc Co., Inc. (The)	39,330
1,002	Manpower, Inc.	62,886
100	Marten Transport, Ltd.	2,138
4,250	Masco Corp.	53,805
3,150	Metalico, Inc. †	18,522
300	Mfri, Inc. †	3,087
200	Michael Baker Corp. †	6,220
1,081	Mobile Mini, Inc. †	21,285
300	MSC Industrial Direct Co., Class A	19,407
1,900	Mueller Water Products, Inc., Class A	7,923
200	NACCO Industries, Inc., Class A	21,674
1,500	Navigant Consulting, Inc. †	13,800
700	Navistar International Corp. †	40,537
500	NCI Building Systems, Inc. †	6,995
300	Nordson Corp.	27,564
4,600	Norfolk Southern Corp.	288,972
3,150	Northrop Grumman Corp.	204,057
100	On Assignment, Inc. †	815
500	Orion Energy Systems, Inc. †	1,665
1,000	Oshkosh Corp. †	35,240
1,250	Owens Corning †	38,938
4,755	PACCAR, Inc.	273,032
3,000	Pacer International, Inc. †	20,520
2,050	Pall Corp.	101,639
1,993	Parker Hannifin Corp.	171,996
1,300	Pentair, Inc.	47,463
600	Pike Electric Corp. †	5,148
2,125	Pitney Bowes, Inc.	51,382
300	Polypore International, Inc. †	12,219
250	PowerSecure International, Inc. †	1,945
1,700	Precision Castparts Corp.	236,657
1,000	Quanex Building Products Corp.	18,970
2,450	Quanta Services, Inc. †	48,804
300	Raven Industries, Inc.	14,307
4,500	Raytheon Co.	208,530
400	Regal-Beloit Corp.	26,704
1,500	Republic Airways Holdings, Inc. †	10,980
4,818	Republic Services, Inc., Class A	143,865
200	Resources Connection, Inc.	3,718
1,700	Robert Half International, Inc.	52,020
1,800	Rockwell Automation, Inc.	129,078
1,825	Rockwell Collins, Inc.	106,325
1,050	Rollins, Inc.	20,737

Shares		Value
Industrials (continued)
1,350	Roper Industries, Inc.	$103,181
2,850	RR Donnelley & Sons Co.	49,789
1,200	RSC Holdings, Inc. †	11,688
75	Rush Enterprises, Inc., Class A †	1,533
400	Ryder System, Inc.	21,056
150	Saia, Inc. †	2,488
400	School Specialty, Inc. †	5,572
500	SFN Group, Inc. †	4,880
1,200	Shaw Group, Inc. (The) †	41,076
300	SIFCO Industries, Inc.	4,893
50	Simpson Manufacturing Co., Inc.	1,545
2,100	Skywest, Inc.	32,802
8,318	Southwest Airlines Co.	107,968
1,000	Spirit Aerosystems Holdings, Inc., Class A †	20,810
584	SPX Corp.	41,750
1,350	Standard Register Co. (The)	4,603
50	Standex International Corp.	1,496
1,000	Steelcase, Inc., Class A	10,570
1,075	Stericycle, Inc. †	86,989
500	Sun Hydraulics Corp.	18,900
102	SYKES Enterprises, Inc. †	2,067
100	Sypris Solutions, Inc. †	426
500	TAL International Group, Inc.	15,435
200	Taser International, Inc. †	940
500	Team, Inc. †	12,100
500	Tecumseh Products Co., Class A †	6,525
250	Tennant Co.	9,603
1,300	Terex Corp. †	40,352
743	Tetra Tech, Inc. †	18,620
700	Textainer Group Holdings, Ltd.	19,943
3,200	Textron, Inc.	75,648
600	Thomas & Betts Corp. †	28,980
800	Timken Co.	38,184
312	Titan International, Inc.	6,096
300	Toro Co. (The)	18,492
1,000	Towers Watson & Co., Class A	52,060
100	TRC Cos., Inc. †	350
1,071	Tredegar Corp.	20,756
300	Trex Co., Inc. †	7,188
100	Trimas Corp. †	2,046
900	Trinity Industries, Inc.	23,949
800	TrueBlue, Inc. †	14,392
500	Tutor Perini Corp.	10,705
400	Twin Disc, Inc.	11,944
200	Ultralife Corp. †	1,322
200	Unifirst Corp.	11,010
5,350	Union Pacific Corp.	495,731
2,805	United Continental Holdings, Inc. †	66,815
8,600	United Parcel Service, Inc., Class B	624,188
100	United Rentals, Inc. †	2,275
9,544	United Technologies Corp.	751,304
850	URS Corp. †	35,369
1,500	US Airways Group, Inc. †	15,015
500	US Ecology, Inc.	8,690
200	US Home Systems, Inc. †	978
900	USG Corp. †	15,147
900	UTi Worldwide, Inc.	19,080
3,400	Valence Technology, Inc. †	5,712
1,500	Verisk Analytics, Inc., Class A †	51,120
400	Viad Corp.	10,188
300	Vicor Corp.	4,920
750	Volt Information Sciences, Inc. †	6,488
50	Wabash National Corp. †	593
591	WABCO Holdings, Inc. †	36,010
300	Wabtec Corp.	15,867
1,462	Waste Connections, Inc.	40,249
5,050	Waste Management, Inc.	186,194
300	Watts Water Technologies, Inc., Class A	10,977

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Industrials (continued)
250	Werner Enterprises, Inc.	$5,650
1,500	Woodward Governor Co.	56,340
800	WW Grainger, Inc.	110,488
		17,634,123
Information Technology — 18.2%
600	Acme Packet, Inc. †	31,896
6,638	Activision Blizzard, Inc.	82,577
800	Acxiom Corp. †	13,720
600	ADDvantage Technologies Group, Inc. †	1,884
6,484	Adobe Systems, Inc. †	199,578
2,700	ADPT Corp. †	7,911
600	ADTRAN, Inc.	21,726
500	Advanced Analogic Technologies, Inc. †	2,005
700	Advanced Energy Industries, Inc. †	9,548
9,750	Advanced Micro Devices, Inc. †	79,755
500	Aehr Test Systems †	600
500	Agilysys, Inc. †	2,815
2,559	Akamai Technologies, Inc. †	120,401
650	Alliance Data Systems Corp. †	46,170
3,650	Altera Corp.	129,867
1,050	Amkor Technology, Inc. †	7,760
2,025	Amphenol Corp., Class A	106,879
300	Anadigics, Inc. †	2,079
4,050	Analog Devices, Inc.	152,563
200	Anaren, Inc. †	4,170
700	Answers Corp. †	5,432
922	ANSYS, Inc. †	48,009
1,441	AOL, Inc. †	34,166
10,800	Apple, Inc. †	3,483,648
15,383	Applied Materials, Inc.	216,131
1,500	Applied Micro Circuits Corp. †	16,020
2,500	Ariba, Inc. †	58,725
2,854	Arris Group, Inc. †	32,022
1,350	Arrow Electronics, Inc. †	46,238
1,000	Art Technology Group, Inc. †	5,980
1,500	Aruba Networks, Inc. †	31,320
700	Aspen Technology, Inc. †	8,890
100	Astea International, Inc. †	269
600	Atheros Communications, Inc. †	21,552
5,250	Atmel Corp. †	64,680
486	ATMI, Inc. †	9,691
3,200	Autodesk, Inc. †	122,240
6,125	Automatic Data Processing, Inc.	283,465
1,778	Aviat Networks, Inc. †	9,014
1,825	Avnet, Inc. †	60,280
289	Axcelis Technologies, Inc. †	1,000
22	BearingPoint, Inc. (a) †	—
300	Bel Fuse, Inc., Class B	7,170
150	Benchmark Electronics, Inc. †	2,724
150	BigBand Networks, Inc. †	420
600	Bitstream, Inc., Class A †	4,338
298	Black Box Corp.	11,410
300	Blackbaud, Inc.	7,770
1,942	BMC Software, Inc. †	91,546
2,600	Brightpoint, Inc. †	22,698
5,965	Broadcom Corp., Class A	259,776
2,750	Broadridge Financial Solutions, Inc.	60,308
7,350	Brocade Communications Systems, Inc. †	38,882
106	Brooks Automation, Inc. †	961
100	BTU International, Inc. †	899
5,322	CA, Inc.	130,070
100	Cabot Microelectronics Corp. †	4,145
4,402	Cadence Design Systems, Inc. †	36,361
200	Callidus Software, Inc. †	1,008
200	Cascade Microtech, Inc. †	864
900	Ciber, Inc. †	4,212
2,797	Ciena Corp. †	58,877
200	Cinedigm Digital Cinema Corp., Class A †	330

Shares		Value
Information Technology (continued)
400	Cirrus Logic, Inc. †	$6,392
67,423	Cisco Systems, Inc. †	1,363,967
1,725	Citrix Systems, Inc. †	118,007
500	Cognex Corp.	14,710
3,625	Cognizant Technology Solutions Corp., Class A †	265,676
400	Coherent, Inc. †	18,056
1,500	CommScope, Inc. †	46,830
1,880	Computer Sciences Corp.	93,248
4,025	Compuware Corp. †	46,972
400	comScore, Inc. †	8,924
100	Comtech Telecommunications Corp.	2,773
400	Constant Contact, Inc. †	12,396
1,300	Convergys Corp. †	17,121
1,827	CoreLogic, Inc.	33,836
17,869	Corning, Inc.	345,229
500	CPI International, Inc. †	9,675
100	Cray, Inc. †	715
900	Cree, Inc. †	59,301
1,128	CSG Systems International, Inc. †	21,364
100	CTS Corp.	1,106
3,425	Cypress Semiconductor Corp. †	63,636
800	Daktronics, Inc.	12,736
600	Datalink Corp. †	2,898
500	DealerTrack Holdings, Inc. †	10,035
20,200	Dell, Inc. †	273,710
403	Deltek, Inc. †	2,926
388	Dice Holdings, Inc. †	5,568
850	Diebold, Inc.	27,242
400	Digital Ally, Inc. †	700
700	Digital River, Inc. †	24,094
1,500	Diodes, Inc. †	40,485
300	Ditech Networks, Inc. †	429
500	Dolby Laboratories, Inc., Class A †	33,350
400	DST Systems, Inc.	17,740
1,421	Earthlink, Inc.	12,221
13,850	eBay, Inc. †	385,446
300	Ebix, Inc. †	7,101
150	Echelon Corp. †	1,529
100	Electro Scientific Industries, Inc. †	1,603
3,600	Electronic Arts, Inc. †	58,968
729	Electronics for Imaging, Inc. †	10,432
22,779	EMC Corp. †	521,639
500	Emcore Corp. †	540
300	EMS Technologies, Inc. †	5,934
1,000	Emulex Corp. †	11,660
100	EndWave Corp. †	225
836	Entegris, Inc. †	6,245
16	Entorian Technologies, Inc. †	58
400	Epicor Software Corp. †	4,040
1,500	EPIQ Systems, Inc.	20,595
225	Evergreen Solar, Inc. †	131
500	Exar Corp. †	3,490
200	Extreme Networks †	618
900	F5 Networks, Inc. †	117,144
550	Factset Research Systems, Inc.	51,568
1,250	Fairchild Semiconductor International, Inc., Class A †	19,512
900	FalconStor Software, Inc. †	3,015
200	FARO Technologies, Inc. †	6,568
2,610	Fidelity National Information Services, Inc.	71,488
700	First Solar, Inc. †	91,098
2,128	Fiserv, Inc. †	124,616
1,500	FLIR Systems, Inc. †	44,625
350	Formfactor, Inc. †	3,108
255	Forrester Research, Inc.	8,999
1,100	Gartner, Inc. †	36,520
1,000	Genpact, Ltd. †	15,200

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Information Technology (continued)
12	GigOptix, Inc. †	$33
1,850	Global Cash Access Holdings, Inc. †	5,901
1,050	Global Payments, Inc.	48,520
200	Globecomm Systems, Inc. †	2,000
400	Glu Mobile, Inc. †	828
2,750	Google, Inc., Class A †	1,633,417
450	GSI Commerce, Inc. †	10,440
4,000	GT Solar International, Inc. †	36,480
200	Guidance Software, Inc. †	1,438
800	Harmonic, Inc. †	6,856
1,225	Harris Corp.	55,493
27,177	Hewlett-Packard Co.	1,144,152
200	Hittite Microwave Corp. †	12,208
1,100	Hutchinson Technology, Inc. †	4,081
500	Hypercom Corp. †	4,185
1,000	IAC/InterActive Corp. †	28,700
100	ID Systems, Inc. †	331
1,399	Idearc, Inc. (a) †	—
100	iGO, Inc. †	384
50	Ikanos Communications, Inc. †	67
200	Imergent, Inc.	898
600	Infinera Corp. †	6,198
1,075	Informatica Corp. †	47,332
100	Infosonics Corp. †	76
250	Infospace, Inc. †	2,075
2,100	Ingram Micro, Inc., Class A †	40,089
1,500	Insight Enterprises, Inc. †	19,740
3,560	Integrated Device Technology, Inc. †	23,710
400	Integrated Silicon Solution, Inc. †	3,212
65,766	Intel Corp.	1,383,059
350	Interactive Intelligence, Inc. †	9,156
600	InterDigital, Inc.	24,984
200	Intermec, Inc. †	2,532
371	Internap Network Services Corp. †	2,256
14,170	International Business Machines Corp.	2,079,589
350	International Rectifier Corp. †	10,391
600	Interphase Corp. †	1,080
2,850	Intersil Corp., Class A	43,519
3,225	Intuit, Inc. †	158,992
300	INX, Inc. †	1,875
381	IPG Photonics Corp. †	12,047
500	Itron, Inc. †	27,725
1,200	Ixia †	20,136
800	IXYS Corp. †	9,296
450	j2 Global Communications, Inc. †	13,027
2,400	Jabil Circuit, Inc.	48,216
1,000	Jack Henry & Associates, Inc.	29,150
550	JDA Software Group, Inc. †	15,400
3,203	JDS Uniphase Corp. †	46,379
6,165	Juniper Networks, Inc. †	227,612
233	Kemet Corp. †	3,397
600	KEY Tronic Corp. †	3,132
100	Keynote Systems, Inc.	1,462
1,025	KLA-Tencor Corp.	39,606
800	Knot, Inc. (The) †	7,904
400	Kulicke & Soffa Industries, Inc. †	2,880
1,573	L-1 Identity Solutions, Inc. †	18,734
1,225	Lam Research Corp. †	63,430
200	Lattice Semiconductor Corp. †	1,212
1,250	Lawson Software, Inc. †	11,563
100	LeCroy Corp. †	984
1,500	Lender Processing Services, Inc.	44,280
375	Lexmark International, Inc., Class A †	13,058
2,100	Limelight Networks, Inc. †	12,201
1,725	Linear Technology Corp.	59,668
200	Littelfuse, Inc.	9,412
10	LiveWire Mobile, Inc.	27
193	Local.com Corp. †	1,253
200	LoJack Corp. †	1,292

Shares		Value
Information Technology (continued)
700	LoopNet, Inc. †	$7,777
300	Loral Space & Communications, Inc. †	22,950
100	LRAD Corp. †	269
8,510	LSI Corp. †	50,975
50	Magma Design Automation, Inc. †	251
600	MakeMusic, Inc. †	3,156
200	Marchex, Inc., Class B	1,908
700	Market Leader, Inc. †	1,232
6,750	Marvell Technology Group, Ltd. †	125,213
925	Mastercard, Inc., Class A	207,302
400	Mattson Technology, Inc. †	1,200
2,900	Maxim Integrated Products, Inc.	68,498
1,650	McAfee, Inc. †	76,411
200	Measurement Specialties, Inc. †	5,870
3,575	MEMC Electronic Materials, Inc. †	40,255
3,000	Mentor Graphics Corp. †	36,000
100	Mercury Computer Systems, Inc. †	1,838
400	Methode Electronics, Inc.	5,188
600	Micrel, Inc.	7,794
1,537	Microchip Technology, Inc.	52,581
10,552	Micron Technology, Inc. †	84,627
1,400	Micronetics, Inc. †	6,160
1,500	MICROS Systems, Inc. †	65,790
650	Microsemi Corp. †	14,885
95,040	Microsoft Corp.	2,653,517
200	MIPS Technologies, Inc., Class A †	3,032
1,175	Molex, Inc.	26,696
300	MoneyGram International, Inc. †	813
500	Monolithic Power Systems, Inc. †	8,260
1,550	Monster Worldwide, Inc. †	36,627
100	MoSys, Inc. †	569
27,166	Motorola Solutions, Inc. †	246,396
4	Move, Inc. †	10
328	Multi-Fineline Electronix, Inc. †	8,689
200	Nanometrics, Inc. †	2,566
900	NAPCO Security Technologies, Inc. †	1,611
1,475	National Instruments Corp.	55,519
2,425	National Semiconductor Corp.	33,368
200	NaviSite, Inc. †	738
1,925	NCR Corp. †	29,587
4,350	NetApp, Inc. †	239,076
500	Netlist, Inc. †	1,275
800	Netlogic Microsystems, Inc. †	25,128
400	Netscout Systems, Inc. †	9,204
600	NetSuite, Inc. †	15,000
100	Network Equipment Technologies, Inc. †	463
750	NeuStar, Inc., Class A †	19,537
200	Newport Corp. †	3,474
1,000	NIC, Inc.	9,710
50	Novatel Wireless, Inc. †	477
4,859	Novell, Inc. †	28,765
1,500	Novellus Systems, Inc. †	48,480
2,050	Nuance Communications, Inc. †	37,269
100	NVE Corp. †	5,783
6,825	NVIDIA Corp. †	105,105
600	Occam Networks, Inc. †	5,202
500	Omnivision Technologies, Inc. †	14,805
5,105	ON Semiconductor Corp. †	50,437
100	Online Resources Corp. †	465
311	Openwave Systems, Inc. †	659
100	Opnet Technologies, Inc.	2,677
50	Opnext, Inc. †	88
700	Optelecom-NKF, Inc. †	1,687
42,730	Oracle Corp.	1,337,449
200	OSI Systems, Inc. †	7,272
33	Overland Storage, Inc. †	49
100	PAR Technology Corp. †	571
1,240	Parametric Technology Corp. †	27,937
600	Park Electrochemical Corp.	18,000

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Information Technology (continued)
200	Parkervision, Inc. †	$88
3,650	Paychex, Inc.	112,821
400	PC Mall, Inc. †	3,028
300	Pegasystems, Inc.	10,989
100	Pericom Semiconductor Corp. †	1,098
8	Pfsweb, Inc. †	32
33	Pixelworks, Inc. †	116
100	Planar Systems, Inc. †	204
350	Plantronics, Inc.	13,027
974	Plexus Corp. †	30,136
100	PLX Technology, Inc. †	361
4,225	PMC - Sierra, Inc. †	36,293
950	Polycom, Inc. †	37,031
300	Power Integrations, Inc.	12,042
200	Power-One, Inc. †	2,040
380	Powerwave Technologies, Inc. †	965
220	PRGX Global, Inc. †	1,393
160	QAD, Inc., Class A †	1,456
40	QAD, Inc., Class B †	398
1,650	QLogic Corp. †	28,083
18,925	QUALCOMM, Inc.	936,598
1,500	Quest Software, Inc. †	41,610
900	Rackspace Hosting, Inc. †	28,269
100	Radiant Systems, Inc. †	1,957
1,000	Rambus, Inc. †	20,480
2,726	RealNetworks, Inc. †	11,449
1,490	Red Hat, Inc. †	68,018
600	Relm Wireless Corp. †	1,080
600	Renaissance Learning, Inc.	7,104
5,627	RF Micro Devices, Inc. †	41,358
200	RightNow Technologies, Inc. †	4,734
1,400	Riverbed Technology, Inc. †	49,238
300	Rosetta Stone, Inc. †	6,366
1,020	Rovi Corp. †	63,250
340	Rudolph Technologies, Inc. †	2,798
900	S1 Corp. †	6,210
5,925	SAIC, Inc. †	93,971
600	Salesforce.com, Inc. †	79,200
2,325	SanDisk Corp. †	115,924
1,833	Sanmina-SCI Corp. †	21,043
1,650	Sapient Corp.	19,965
1,000	SAVVIS, Inc. †	25,520
300	Scansource, Inc. †	9,570
500	Semtech Corp. †	11,320
300	ShoreTel, Inc. †	2,343
100	Silicon Image, Inc. †	735
500	Silicon Laboratories, Inc. †	23,010
1,707	Skyworks Solutions, Inc. †	48,871
200	SMART Modular Technologies WWH, Inc. †	1,152
300	Smith Micro Software, Inc. †	4,722
1,500	SolarWinds, Inc. †	28,875
800	Solera Holdings, Inc.	41,056
1,414	Sonic Solutions, Inc. †	21,210
4,725	Sonus Networks, Inc. †	12,616
1,500	Sourcefire, Inc. †	38,895
900	Spire Corp. †	4,689
200	STEC, Inc. †	3,530
600	SuccessFactors, Inc. †	17,376
1,000	SunPower Corp., Class A †	12,830
430	Sycamore Networks, Inc.	8,854
9,983	Symantec Corp. †	167,115
100	Symmetricom, Inc. †	709
300	SYNNEX Corp. †	9,360
1,417	Synopsys, Inc. †	38,131
300	Syntel, Inc.	14,337
550	Take-Two Interactive Software, Inc. †	6,732
900	Tech Data Corp. †	39,618
800	TechTarget, Inc. †	6,344

Shares		Value
Information Technology (continued)
1,500	Tekelec †	$17,865
5,404	Tellabs, Inc.	36,639
2,200	Teradata Corp. †	90,552
4,425	Teradyne, Inc. †	62,127
200	Terremark Worldwide, Inc. †	2,590
1,000	Tessco Technologies, Inc.	15,950
400	Tessera Technologies, Inc. †	8,860
13,272	Texas Instruments, Inc.	431,340
1,000	THQ, Inc. †	6,060
1,825	TIBCO Software, Inc. †	35,971
800	TiVo, Inc. †	6,904
200	TNS, Inc. †	4,160
1,937	Total System Services, Inc.	29,791
700	Travelzoo, Inc. †	28,854
150	Trident Microsystems, Inc. †	267
2,067	Trimble Navigation, Ltd. †	82,535
500	Trio-Tech International †	2,080
3,300	TriQuint Semiconductor, Inc. †	38,577
200	TTM Technologies, Inc. †	2,982
500	Tyler Technologies, Inc. †	10,380
400	Ultimate Software Group, Inc. †	19,452
427	Unisys Corp. †	11,055
800	United Online, Inc.	5,280
700	Universal Display Corp. †	21,455
200	UTStarcom, Inc. †	412
2,505	ValueClick, Inc. †	40,155
850	Varian Semiconductor Equipment Associates, Inc. †	31,425
450	VASCO Data Security International, Inc. †	3,658
900	VeriFone Systems, Inc. †	34,704
1,416	VeriSign, Inc.	46,261
55	Viasystems Group, Inc. †	1,108
425	Vicon Industries, Inc. †	1,925
1,000	Virtusa Corp. †	16,360
1,806	Vishay Intertechnology, Inc. †	26,512
129	Vishay Precision Group, Inc. †	2,430
800	VMware, Inc., Class A †	71,128
300	Volterra Semiconductor Corp. †	6,948
200	Web.com Group, Inc. †	1,690
958	WebMD Health Corp., Class A †	48,915
300	WebMediaBrands, Inc. †	480
3,025	Western Digital Corp. †	102,548
7,854	Western Union Co. (The)	145,849
200	Wireless Ronin Technologies, Inc. †	290
100	WPCS International, Inc. †	268
15,678	Xerox Corp.	180,610
3,175	Xilinx, Inc.	92,012
900	X-Rite, Inc. †	4,113
13,700	Yahoo!, Inc. †	227,831
825	Zebra Technologies Corp., Class A †	31,342
1,000	Zygo Corp. †	12,230
		29,202,833
Materials — 4.4%
81	A Schulman, Inc.	1,854
2,500	Air Products & Chemicals, Inc.	227,375
1,020	Airgas, Inc.	63,709
875	AK Steel Holding Corp.	14,324
1,000	Albemarle Corp.	55,780
13,398	Alcoa, Inc.	206,195
1,650	Allegheny Technologies, Inc.	91,047
900	Allied Nevada Gold Corp. †	23,679
500	AM Castle & Co. †	9,205
400	American Vanguard Corp.	3,416
850	Aptargroup, Inc.	40,435
50	Arch Chemicals, Inc.	1,896
1,017	Ashland, Inc.	51,725
348	Balchem Corp.	11,766

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Materials (continued)
1,000	Ball Corp.	$68,050
1,350	Bemis Co., Inc.	44,091
300	Buckeye Technologies, Inc.	6,303
700	Cabot Corp.	26,355
500	Carpenter Technology Corp.	20,120
1,000	Celanese Corp., Ser A	41,170
600	Century Aluminum Co. †	9,318
900	CF Industries Holdings, Inc.	121,635
4	Chemtura Corp. †	64
1,700	Cliffs Natural Resources, Inc.	132,617
1,110	Coeur d'Alene Mines Corp. †	30,325
1,300	Commercial Metals Co.	21,567
400	Compass Minerals International, Inc.	35,708
1,800	Core Molding Technologies, Inc. †	10,368
2,000	Crown Holdings, Inc. †	66,760
600	Cytec Industries, Inc.	31,836
14,261	Dow Chemical Co. (The)	486,871
700	Eastman Chemical Co.	58,856
2,800	Ecolab, Inc.	141,176
10,750	EI du Pont de Nemours & Co.	536,210
1,000	Ferro Corp. †	14,640
3,300	Flotek Industries, Inc. †	17,985
800	FMC Corp.	63,912
5,601	Freeport-McMoRan Copper & Gold, Inc.	672,624
1,000	Friedman Industries	8,750
1,500	Globe Specialty Metals, Inc.	25,635
2,900	Graphic Packaging Holding Co. †	11,281
2,000	Headwaters, Inc. †	9,160
3,400	Hecla Mining Co. †	38,284
300	Horsehead Holding Corp. †	3,912
4,250	Huntsman Corp.	66,343
1,000	International Flavors & Fragrances, Inc.	55,590
5,542	International Paper Co.	150,964
400	Intrepid Potash, Inc. †	14,916
500	Kronos Worldwide, Inc.	21,245
1,100	Louisiana-Pacific Corp. †	10,406
800	Lubrizol Corp.	85,504
2,476	MeadWestvaco Corp.	64,772
6,430	Monsanto Co.	447,785
2,200	Mosaic Co. (The)	167,992
200	Myers Industries, Inc.	1,948
2,200	Nalco Holding Co.	70,268
100	NewMarket Corp.	12,337
5,050	Newmont Mining Corp.	310,222
2,200	NL Industries, Inc.	24,552
3,670	Nucor Corp.	160,819
770	Olin Corp.	15,800
2,475	Owens-Illinois, Inc. †	75,982
550	Packaging Corp. of America	14,212
1,000	PolyOne Corp. †	12,490
2,100	PPG Industries, Inc.	176,547
3,600	Praxair, Inc.	343,692
1,000	Reliance Steel & Aluminum Co.	51,100
400	Rock-Tenn Co., Class A	21,580
1,300	RPM International, Inc.	28,730
700	Scotts Miracle-Gro Co. (The), Class A	35,539
1,300	Sealed Air Corp.	33,085
100	Senomyx, Inc. †	713
1,000	Sherwin-Williams Co. (The)	83,750
1,200	Sigma-Aldrich Corp.	79,872
700	Silgan Holdings, Inc.	25,067
800	Solutia, Inc. †	18,464
775	Sonoco Products Co.	26,094
2,100	Southern Copper Corp.	102,354
500	Spartech Corp. †	4,680
2,800	Steel Dynamics, Inc.	51,240
600	Stillwater Mining Co. †	12,810
1,925	Temple-Inland, Inc.	40,887
192	Texas Industries, Inc.	8,790

Shares		Value
Materials (continued)
1,273	Titanium Metals Corp. †	$21,870
500	UFP Technologies, Inc. †	6,095
50	United States Lime & Minerals, Inc. †	2,106
1,900	United States Steel Corp.	110,998
1,000	US Energy Corp. †	6,080
5,800	US Gold Corp. †	46,806
500	Valhi, Inc.	11,055
1,300	Valspar Corp.	44,824
1,000	Verso Paper Corp. †	3,420
3,200	Vista Gold Corp. †	7,648
944	Vulcan Materials Co.	41,876
700	Walter Energy, Inc.	89,488
1,300	Wausau Paper Corp.	11,193
400	Westlake Chemical Corp.	17,388
7,208	Weyerhaeuser Co.	136,448
400	WR Grace & Co. †	14,052
50	Zep, Inc.	994
		7,059,471
Telecommunication Services — 3.0%
600	Alaska Communications Systems Group, Inc.	6,660
5,475	American Tower Corp., Class A †	282,729
69,824	AT&T, Inc.	2,051,429
200	Atlantic Tele-Network, Inc.	7,668
3,581	CenturyLink, Inc.	165,335
1,425	Cincinnati Bell, Inc. †	3,990
1,600	Clearwire Corp., Class A †	8,240
200	Cogent Communications Group, Inc. †	2,828
3,500	Crown Castle International Corp. †	153,405
10	FiberTower Corp. †	45
14,886	Frontier Communications Corp.	144,841
600	General Communication, Inc., Class A †	7,596
555	Global Crossing, Ltd. †	7,171
7,400	Globalstar, Inc. †	10,730
16	IDT Corp., Class B	410
1,500	Leap Wireless International, Inc. †	18,390
29,036	Level 3 Communications, Inc. †	28,455
2,700	MetroPCS Communications, Inc. †	34,101
1,500	Neutral Tandem, Inc. †	21,660
1,825	NII Holdings, Inc. †	81,504
2,600	PAETEC Holding Corp. †	9,724
14,920	Qwest Communications International, Inc.	113,541
2,000	SBA Communications Corp., Class A †	81,880
27,071	Sprint Nextel Corp. †	114,510
200	SureWest Communications †	2,140
1,500	Syniverse Holdings, Inc. †	46,275
998	Telephone & Data Systems, Inc.	36,477
400	TerreStar Corp. †	56
975	tw telecom, Inc., Class A †	16,624
400	USA Mobility, Inc.	7,108
33,359	Verizon Communications, Inc.	1,193,585
600	Vonage Holdings Corp. †	1,344
6,895	Windstream Corp.	96,116
		4,756,567
Utilities — 3.4%
7,860	AES Corp. (The) †	95,735
1,100	AGL Resources, Inc.	39,435
2,000	Allegheny Energy, Inc.	48,480
1,500	Alliant Energy Corp.	55,155
3,100	Ameren Corp.	87,389
5,780	American Electric Power Co., Inc.	207,964
1,500	American Water Works Co., Inc.	37,935
2,721	Aqua America, Inc.	61,168
1,100	Atmos Energy Corp.	34,320
6,000	Calpine Corp. †	80,040
4,600	CenterPoint Energy, Inc.	72,312
1,500	Central Vermont Public Service Corp.	32,790

Wilshire Mutual Funds, Inc.
Wilshire 5000 Indexsm Fund	December 31, 2010
Schedule of Investments

Shares		Value
Utilities (continued)
400	Cleco Corp.	$12,304
3,350	CMS Energy Corp.	62,310
3,750	Consolidated Edison, Inc.	185,887
1,900	Constellation Energy Group, Inc.	58,197
7,040	Dominion Resources, Inc.	300,749
1,500	DPL, Inc.	38,565
2,000	DTE Energy Co.	90,640
16,382	Duke Energy Corp.	291,763
1,448	Dynegy, Inc., Class A †	8,138
3,050	Edison International	117,730
890	Energen Corp.	42,951
2,050	Entergy Corp.	145,201
7,524	Exelon Corp.	313,299
3,246	FirstEnergy Corp.	120,167
6,479	GenOn Energy, Inc. †	24,685
1,305	Great Plains Energy, Inc.	25,304
750	Hawaiian Electric Industries, Inc.	17,093
600	IDACORP, Inc.	22,188
700	Integrys Energy Group, Inc.	33,957
2,125	MDU Resources Group, Inc.	43,074
950	National Fuel Gas Co.	62,339
5,210	NextEra Energy, Inc.	270,868
500	Nicor, Inc.	24,960
4,215	NiSource, Inc.	74,268
2,000	Northeast Utilities	63,760
3,425	NRG Energy, Inc. †	66,924
1,290	NSTAR	54,425
3,150	NV Energy, Inc.	44,258
1,400	OGE Energy Corp.	63,756
1,325	Oneok, Inc.	73,498
2,650	Pepco Holdings, Inc.	48,362
4,850	PG&E Corp.	232,024
1,700	Piedmont Natural Gas Co., Inc.	47,532
1,300	Pinnacle West Capital Corp.	53,885
700	PNM Resources, Inc.	9,114
900	Portland General Electric Co.	19,530
4,450	PPL Corp.	117,124
3,291	Progress Energy, Inc.	143,093
6,350	Public Service Enterprise Group, Inc.	201,994
2,200	Questar Corp.	38,302
1,379	SCANA Corp.	55,987
3,050	Sempra Energy	160,064
9,800	Southern Co.	374,654
2,700	TECO Energy, Inc.	48,060
1,300	UGI Corp.	41,054
933	Vectren Corp.	23,680
950	Westar Energy, Inc.	23,902
350	WGL Holdings, Inc.	12,520
1,350	Wisconsin Energy Corp.	79,461
6,025	Xcel Energy, Inc.	141,889
		5,478,212
Total Common Stock (Cost $98,417,344)		159,614,552

WARRANTS — 0.0%
6	Krispy Kreme Doughnuts, Inc., Expires 03/12 †	2
367	Raytheon Co., Expires 06/11 †	3,200
	Total Warrants (Cost $0)	3,202

PRIVATE COMPANY —0.0%
82	Internet Media Services, Inc. (a) † (Cost $0)	—

Shares		Value
RIGHTS — 0.0%
2,268	BioFuel Energy Corp., Expires 01/11 †(a)	$760
900	Fresenius Kabi Pharmaceuticals Holding, Inc., Expires 06/11†	37
50	Heritage Commerce Co., Expires 01/11†	37
Total Rights (Cost $900)		834

Total Investments — 99.5%
(Cost $98,418,244)		159,618,588
Other Assets & Liabilities, Net — 0.5%		733,191
NET ASSETS — 100.0%		$160,351,779

†	Non-income producing security.
REIT — Real Estate Investment Trust

(a) Security fair valued using methods determined in good faith by the Pricing Committee.  As of December 31, 2010, the total market value of these securities was $760, representing 0.0% of net assets.

Amounts designated as “—” are either $0, or have been rounded to $0.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Wilshire Mutual Funds, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index, (five of the funds constituting Wilshire Mutual Funds, Inc., hereafter referred to as the “Funds”) as of December 31, 2010, and for the year then ended and have issued our unqualified report thereon dated March 1, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR).  Our audit included an audit of the Fund's schedule of investments (the “Statement”) as of December 31, 2010 appearing in Item 6 of this Form N-CSR.  This Statement is the responsibility of the Fund’s management.  Our responsibility is to express an opinion on this Statement based on our audit.

In our opinion, the Statement referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 1, 2011

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jamie B. Ohl
Jamie B. Ohl, President
(principal executive officer)

Date: March 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jamie B. Ohl
Jamie B. Ohl, President
(principal executive officer)

Date: March 11, 2011

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: March 11, 2011

*     Print the name and title of each signing officer under his or her signature.